UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-01436
                                  ----------------------------------------------
                           CAPSTONE SERIES FUND, INC.
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                     (Exact name of registrant as specified in charter)
5847 SAN FELIPE, SUITE 4100, HOUSTON, TX                                 77057
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          (Address of principal executive offices)                    (Zip code)
CITI FUND SERVICES, 3435 STELZER ROAD, COLUMBUS, OHIO                   43219
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          (Name and address of agent for service)
Registrant's telephone number, including area code: 800-262-6631
                                                   ------------------
Date of fiscal year end: APRIL 30, 2008
                        --------------------

Date of reporting period: APRIL 30, 2008
                        --------------------

    Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

    A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. [Section] 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

        Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

     April 30, 2008

                                [LOGO OF STEWARD]
                                   STEWARD(SM)
                                -----------------
                                  MUTUAL FUNDS

                                  STEWARD FUNDS
                                  MANAGING WEALTH, PROTECTING VALUES

--------------------------------------------------------------------------------
     ANNUAL REPORT
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

Letter to Shareholders .................................................      2

Steward Funds Cultural Screening .......................................      3

Manager Commentary .....................................................      4

Industry Diversification Schedules .....................................     14

Schedules of Portfolio Investments .....................................     19

Financial Statements ...................................................     50

Notes to Financials ....................................................     60

General Information ....................................................     69

                                                                   ANNUAL REPORT
[LOGO OF STEWARD]
   STEWARD(SM)                             Steward Large Cap Enhanced Index Fund
----------------
  MUTUAL FUNDS                         Steward Small-Mid Cap Enhanced Index Fund

MANAGING WEALTH, PROTECTING VALUES     Steward International Enhanced Index Fund
    FAITH-BASED SCREENED FUNDS
                                                        Steward Select Bond Fund

                                               Steward Global Equity Income Fund

                                                                  April 30, 2008

Dear Shareholder:

We are pleased to present the Annual Report for the Steward Funds for the period ending April 30, 2008. The Annual Report includes commentary from our independent screening resource firm, Steward Fund Consulting, LLC, as well as performance reviews and current strategy from the portfolio managers.

STEWARD FUNDS OFFER DIVERSIFICATION TO YOUR PORTFOLIO
The asset allocation decision is one of the most important decisions an investor will make, and the Steward Funds make it possible to achieve a diverse asset allocation for your investment portfolio. The Funds offer you fixed income, large-cap equity, mid/small-cap equity, global equity and international equity for your investing solutions.

WHAT ARE THE STEWARD FUNDS' CULTURAL SCREENS?
Did you know that cultural screens are applied to all of the investments within the Steward Funds family? The Steward Funds seek to avoid investment in pornography, abortion, as well as companies that are substantial producers of alcohol, gambling and tobacco. The Funds' independent screening resource firm, Steward Fund Consulting, LLC, has extensive experience in the cultural values-based investing business and brings a wealth of knowledge of screening for Christian based investors. I think you will find their enclosed commentary of interest.

STEWARD FUNDS UPDATE
On April 1, 2008, the Steward Global Equity Income Fund commenced operations. This new Fund pursues its objective through investment in U.S. and non-U.S. dividend paying stocks that have demonstrated above-average yield and positive trend in dividend and earnings growth.

WE THANK YOU FOR YOUR CONTINUED INVESTMENT WITH THE STEWARD FUNDS
Your business is important to us. The current total net assets of the Funds' are nearing $600 million. This growth would not have been possible without the many referrals that we have received, as well as your continued investment. For more information on the Steward Funds, we invite you to visit our website at www.stewardmutualfunds.com or call us at 800.262.6631. We look forward to fulfilling your investment needs for many years to come.

Sincerely,                    [PHOTO OF ED JAROSKI]

/s/ Ed Jaroski

Ed Jaroski
President
Steward Funds

STEWARD FUNDS CULTURAL SCREENING

                                                      Year ending April 30, 2008

Dear Steward Mutual Fund Shareholder:

The Steward Mutual Fund family seeks to prevent ownership in companies that choose to be in the business of, or are predominantly known for, the manufacture of pornography; abortion products and/or services; alcoholic beverages; tobacco products; and the increasingly popular business of gambling. As such, the Funds have engaged Steward Fund Consulting, LLC (SFC) to actively research the products and policies of public companies to protect the Funds' shareholders from unwittingly owning them through the Steward Mutual Fund Group.

In the course of research operations, SFC focuses entirely on identifying companies that the Funds may not invest in; a so-called "avoidance" or "exclusionary" screening methodology. The Funds do not engage in the practice of choosing companies to invest in for the purpose of promoting any kind of social policy. This practice, known as "positive screening", is often done in order to make a political and/or social statement. The Fund believes that its role is one of upholding the beliefs of the Funds' shareholders while maximizing shareholder return and value, and not to attempt to manipulate social policy.

SFC is witnessing increased activity with public companies involved in the businesses of gambling and alcohol. Newly established companies, privatization, companies dissolved and mergers and acquisitions in the sectors of gambling and alcohol continue to dominate recent activity with SFC research. Companies manufacturing, distributing and packaging pornographic materials continue to be creative, especially in electronic format, in their means of avoiding company identity from the public. SFC continues to monitor and research areas of abortion, anticipating challenging times as more companies become involved in stem cell research, since SFC adopted President Bush's August 9, 2001 Federal Funding Guidelines and Regulations for Stem Cell Research as an additional guide to the abortion screen. Tobacco continues to be the least active sector in our research universe this year.

SFC continues to expand the research of publicly traded companies globally that are involved in the businesses that shareholders are asking to avoid. Smaller capitalized companies involved in business activity covered by SFC avoidance research, generally traded Over The Counter (OTC) and on similar trading platforms around the world, continue to be a focus of SFC research efforts.

SFC will remain diligent in their research and is dedicated to protect your interests from these companies on a best efforts basis.

Sincerely,

/s/ Patrick N. Garboden

Patrick N. Garboden
President
Steward Fund Consulting, LLC

STEWARD LARGE-CAP ENHANCED INDEX FUND

                                                      Year ending April 30, 2008

The name of this Fund, formerly Steward Domestic All-Cap Equity Fund, and its investment policies changed effective April 1, 2008.

FUND PERFORMANCE

For the year ended April 30, 2008, the Steward Large Cap Enhanced Index Fund returned -6.36% for the Individual class shares and -6.13% for the Institutional class shares. On April 1, 2008, the Fund changed its benchmark from the S&P 1500 Composite Index to the S&P 500 because this benchmark is more suited to the Fund's new investment strategies that commenced on April 1, 2008. For the eleven month period ended March 31, 2008, the Fund returned -10.26% for the Individual class shares and -10.09% for the Institutional Class shares. The S&P 1500 Composite returned -9.24%. The individual index component returns were -9.10% for the S&P 500, -9.72% for the S&P Mid Cap 400 and -12.55% for the S&P Small Cap 600. For the period of April 1, 2008 through April 30, 2008, the Fund returned 4.35% for the Individual class shares and 4.41% for the Institutional class shares. The return for the S&P 500 for the same period was 4.87%.

FACTORS AFFECTING PERFORMANCE

For the eleven month period ended March 31, 2008, the Fund's overweighting in the S&P Mid Cap 400 and the S&P Small Cap 600 relative to the S&P 1500 Composite was the primary contributor to the slightly lower performance. The Fund's structure for the period allocated the benchmarks of the S&P 500, S&P Mid Cap 400 and S&P Small Cap 600 at approximately 55%, 25% and 20%, respectively. This compares to the S&P 1500 Composite which is allocated in the same benchmarks at 88%, 8% and 4%, respectively as of March 31, 2008.

The Fund transitioned to a large cap style portfolio effective April 1, 2008. The Fund's current structure allocates the benchmarks of the S&P 500, S&P 500/Citigroup Pure Growth and S&P 500/Citigroup Pure Value at 60%, 25% and 15%, respectively.

Performance of the Fund can also be affected by the addition of cultural values investment policies under which the Fund avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. For the year ended April 30, 2008, the restricted tobacco industry component of the S&P 1500 Composite and S&P 500 Index substantially outperformed at +5.30% and +5.51% respectively. This negatively impacted the performance of the Fund. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified large cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate large cap pure growth, large cap pure value and large cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SMALL-MID CAP ENHANCED INDEX FUND

                                                      Year ending April 30, 2008

The name of this Fund, formerly Steward Small-Cap Equity Fund, and its investment policies changed effective April 1, 2008.

FUND PERFORMANCE

For the year ended April 30, 2008, the Steward Small-Mid Cap Enhanced Index Fund returned -10.59% for the Individual class shares and -10.27% for the Institutional class shares. On April 1, 2008, the Fund changed its benchmark from the S&P 600 Smallcap Index to the S&P 1000 Index because this benchmark is more suited to the Fund's new investment strategies that commenced on April 1, 2008. For the eleven month period ended March 31, 2008, the Fund returned -14.07% for the Individual class shares and -13.83% for the Institutional Class shares. The S&P 600 Smallcap Index returned -12.55% for the same period. For the period of April 1, 2008 through April 30, 2008, the Fund returned 4.05% for the Individual class shares and 4.13% for the Institutional class shares. The return for the S&P 1000 for the same period was 6.43%.

FACTORS AFFECTING PERFORMANCE

For the eleven month period ended March 31, 2008, the Fund slightly underperformed its benchmark. Two securities that were screened within the period as part of the quantitative process, FLIR Systems, Inc. and Itron, Inc. substantially outperformed the Index and had a negative impact.

The Fund transitioned to a small-mid cap style portfolio effective April 1, 2008. The Fund's current structure allocates the benchmarks of the S&P 1000, S&P 1000/Citigroup Pure Growth and S&P 1000/Citigroup Pure Value at 60%, 20% and 20%, respectively. For the period of April 1, 2008 through April 30, 2008, the S&P 1000/Citigroup Pure Growth and S&P 1000/Citigroup Pure Value returned 5.44% and 0.19% respectively for the period. The S&P Pure component indices underperformed the overall S&P 1000 negatively impacting the Fund's performance.

Performance of the Fund can also be affected by the addition of cultural values investment policies under which the Fund avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified small-mid cap equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between growth and value style securities. This is accomplished by utilizing three subcomponents that represent an appropriate small-mid cap pure growth, small-mid cap pure value and small-mid cap blend benchmark. The Fund will generally not attempt to allocate preferences in one industry over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD INTERNATIONAL ENHANCED INDEX FUND

                                                      Year ending April 30, 2008

The name of the Fund, formerly Steward International Equity Fund, and its investment policies changed effective April 1, 2008.

FUND PERFORMANCE

For the year ended April 30, 2008, the Steward International Enhanced Index Fund returned 4.77% for the Individual class shares and 5.06% for the Institutional class shares. On April 1, 2008, the Fund enhanced its process to include an emerging market portfolio component. For the eleven month period ended March 31, 2008, the Fund returned -2.93% for the Individual class shares and -2.67% for the Institutional Class shares. The S&P ADR Index returned -1.40% for the same period. For the period of April 1, 2008 through April 30, 2008, the Fund returned 7.92% for the Individual class shares and 7.95% for the Institutional class shares. The return for the S&P ADR Index for the same period was 8.31%.

FACTORS AFFECTING PERFORMANCE

Performance of the Fund can be affected by the addition of cultural values investment policies under which the Fund avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Various restricted securities such as British American Tobacco plc. and Companhia de Bebidas das Americas (alcohol), substantially outperformed the benchmark with returns of +25.89% and +29.85% respectively, negatively impacted the Fund during the period. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

The Fund added an emerging market component effective April 1, 2008. The Fund's current structure allocates between developed and emerging markets at 85% and 15%, respectively.

CURRENT STRATEGY

The Fund's strategy is to provide effective diversified international equity exposure while adhering to cultural values investment policies. In addition, the Fund seeks to outperform its benchmark through selective allocation between the developed and emerging market equity classes. This is accomplished by utilizing two subcomponents that represent an appropriate developed market and emerging market benchmark. The Fund will generally not attempt to allocate preferences in one country over another or in one security over another versus its subcomponent benchmark allocations except to comply with its cultural values investment policies.

STEWARD SELECT BOND FUND
Investment Adviser
Capstone Asset Management Company

                                                      Year ending April 30, 2008

FUND PERFORMANCE

For the year ended April 30, 2008, the Steward Select Bond Fund returned 5.11% for the Institutional class shares and 4.89% for the Individual class chares. For comparison purposes the Lehman Aggregate Bond Index returned 6.87% for the same period. Given the timing and relative size of a substantial single contributory event, the Fund's relative net annual performance was less than the stated benchmark due to the unusual trading environment stemming from the current domestic credit crisis which increased individual issue transaction costs. On April 1, 2008, the Fund changed its benchmark from the Lehman
Brothers Aggregate Bond Index to the Lehman Brothers Intermediate Aggregate Bond Index because this benchmark is more suited to the Fund's new investment strategies that commenced on April 1, 2008.

MARKET OVERVIEW

The volatile U.S. fixed income market environment which began last summer with the sub-prime mortgage market meltdown was characterized primarily by a sustained flight to quality. Daily pricing swings for investment grade issues became erratic as the differences in yields to maturity for similar duration instruments across credit sectors predominantly widened and, in many instances, dramatically. Headline news events struck a series of long-time banking industry stalwarts. Still, fixed income investors were generally rewarded handsomely for patience with the uneasy conditions. Most benchmark indices have posted relatively strong total rates of return over the past six months.

FACTORS AFFECTING PERFORMANCE

Performance of the Fund can be affected by the addition of cultural values investment policies under which the Fund avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. There have been no difficulties to date in accomplishing the Fund's objective given these restrictions.

As investors fled to the safety of U.S. Treasury issues from unsteady equity and credit market conditions, the yields on Treasuries fell to the lowest levels in several years. Even the longest dated Treasury yields were prized above all other fixed investments as buyers raced for shelter and are currently trading at historically low levels. The dramatic price increases associated with these market yield declines were, however, not shared by all credit market sectors. Yield spreads for U.S. agency securities as well as corporate issues gaped substantially. In fact, the dominating factor in pricing fixed income securities moved decidedly away from yield to safety and, certainly for the time being, liquidity considerations have become paramount in many investors' eyes.

The most noteworthy yield spread deterioration occurred in the issues of financial firms, especially those suffering through the rumor mills. A year ago, this sector's yield was less than 1.00% higher for ten-year issues than similar maturity Treasuries. Currently, the sector's yield spread stands wider by 2.50%. As disruptive as this widening effect has been on the total return of the financial sector over this period, it is relatively modest in light of the mark-to-market pricing debacle of many non-government backed mortgage products. The total returns for asset-backed securities were -1.92%, with home equity loans producing a whopping 12.46% loss, over the most recent calendar quarter.

CURRENT STRATEGY

We believe that the Government's recent fiscal and monetary actions, most notably the Federal Reserve Bank's lowering of its short-term interest rate target to 2.00% from 4.50% last October as well as its opening of borrowing facilities to member banks, will have the desired effect of stabilizing the credit markets over the next few months. Already some yield spreads have begun to tighten as investors begin to identify buying opportunities. Caution on another front is warranted, however, at this time. While the portfolio is well-positioned to benefit from a return to normalcy and an expected narrowing of yield spreads for investment grade securities, we do not believe general interest rate levels can be maintained at their currently low levels indefinitely. Once the Federal Reserve senses that the financial sector has stabilized and the economic machinery for growth is re-established, short-term rates may have to be raised by the Federal Reserve as quickly as they have been lowered to protect against unwanted inflationary pressures. For this reason we anticipate monitoring our interest rate risk exposure with an eye on reducing overall portfolio duration as the year progresses toward the summer.

The Fund is managed to adhere to cultural values investment policies and attempts to provide portfolio characteristics and performance similar to that of Lehman Intermediate Aggregate Bond Index.

STEWARD GLOBAL EQUITY INCOME FUND

                                                    Period ending April 30, 2008

The Fund commenced operations on April 1, 2008.

FUND PERFORMANCE

For the period from April 1, 2008 through April 30, 2008, the Steward Global Equity Income Fund returned 0.44% for the Individual class shares and 0.48% for the Institutional Class shares. The return for the S&P 500 for the same period was 1.24%. The dividend yield on the portfolio as of April 30, 2008 was 4.1%.

FACTORS AFFECTING PERFORMANCE

For the brief period since inception, the Fund has implemented its investment objective and has performed as expected through its start up phase. The Fund's global strategy has currently allocated approximately 60% of the portfolio to U.S. based companies and 40% to those based internationally.

Performance of the Fund can also be affected by the addition of cultural values investment policies which avoids investing in companies whose primary business is associated with alcohol, tobacco products, abortion, gambling and pornography. Compensating for a specific restricted industry or company whose total return deviates dramatically from the overall Index is extremely difficult regardless of its weight within that Index.

CURRENT STRATEGY

The Fund's strategy is to pursue its investment objective through investment in dividend-paying stocks that have demonstrated above-median yield and a positive trend in dividend and earnings growth. In addition to domestic stocks, this strategy includes the ability to invest in international securities traded on U.S. market exchanges. As the international market's share of the world's total market capitalization continues to grow, the ability to access these markets becomes increasingly important.

The benefits of dividend-paying stocks include lower volatility versus non dividend-payers and the overall market. Dividends are an important indicator of corporate strength. Therefore companies are reluctant to change their dividend policies because this could signal corporate distress. This also encourages disciplined management. Unlike earnings, which can be affected by various accounting methods; dividends are transparent and cannot be manipulated. In addition, dividends have historically provided a major component of the stock market's total return. The strategy seeks to provide income with capital appreciation while lowering overall risk and while adhering to the Fund's cultural values investment policies.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD LARGE CAP ENHANCED INDEX FUND*, THE S&P 1500 SUPERCOMPOSITE INDEX**, AND THE S&P 500.*** (UNAUDITED)

          [CHART OF STEWARD LARGE CAP ENHANCED INDEX FUND]

                  S&P 1500           Steward Large
               Supercomposite        Cap Enhanced
                   Index           Index Individual       S&P 500
 10/1/2004        $10,000              $10,000           $10,000
12/31/2004         10,155               10,781            10,153
 3/31/2005         10,694               10,575            10,657
 6/30/2005         10,505               10,826            10,486
 9/30/2005         11,359               11,283            11,238
12/31/2005         11,141               11,503            11,038
 3/31/2006         11,948               12,262            11,763
 6/30/2006         12,301               11,915            12,102
 9/30/2006         11,954               12,200            11,842
12/31/2006         12,936               13,022            12,842
 3/31/2007         13,585               13,320            13,470
 6/30/2007         14,082               14,104            13,946
 9/30/2007         13,878               14,218            13,753
12/31/2007         14,830               13,670            14,712
 3/31/2008         13,248               12,392            13,159
 4/30/2008         13,421               12,931            13,294

                         [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2008

                                                                            Since                Expense
                                                         One Year        Inception****           Ratio(+,-)
                                                         --------        -------------         ------------
Large Cap Enhanced Index Fund - Individual Class         (6.36)%            7.45%                 0.97%
S&P 1500 Supercomposite Index                            (4.69)%            8.56%                 N/A
S&P 500                                                  (4.68)%            8.27%                 N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Large Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Standard and Poor's 1500 Supercomposite Index is a combination of the
S&P 500, S&P Mid Cap 400, and S&P Small Cap 600 indices and represents approximately 90% of U.S. equities. Prior to April 1, 2008, the S&P 1500 Supercomposite Index was the Fund's designated broad-based index.

***   The Standard and Poor's 500 Index is a capitalization-weighted index of
500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market of 500 stocks representing all major industries. Beginning April 1, 2008, the S&P 500 is the Fund's designated broad-based index. The Fund's designated index was changed to reflect the Fund's changed investment policies.

**** Effective date of registration and commencement of operations are the same: October 1, 2004.

(+,-) See the March 31, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD SMALL-MID CAP ENHANCED INDEX FUND*, S&P SMALL-CAP 600**, AND S&P 1000.*** (UNAUDITED)

        [CHART OF STEWARD SMALL-MID CAP ENHANCED INDEX FUND]

                                    STEWARD SMALL-MID CAP
                                       ENHANCED INDEX
               S&P SMALL-CAP 600      FUND INDIVIDUAL         S&P 1000
 4/30/1998          $10,000              $10,000              $10,000
10/31/1998            7,861                9,864                8,643
10/31/1999            8,807               12,602               10,249
10/31/2000           11,033               13,283               13,305
10/31/2001           10,321                9,865               11,875
10/31/2002            9,931                8,338               11,345
10/31/2003           13,267                9,554               14,933
10/31/2004           15,492               10,074               16,847
10/31/2005           17,858               10,658               19,687
10/31/2006           20,733               12,274               22,505
10/31/2007           23,127               13,369               25,916
 4/30/2008           20,444               11,841               23,723

                              [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2008

                                                                                   Expense
                                   One Year       Five Year       Ten Year         Ratio(+,-)
                                   --------       ---------       --------        -----------
Small-Mid Cap Enhanced Index
  Fund - Individual Class          (10.59)%          7.23%          1.70%             1.37%
S&P Small-Cap 600                   (9.05)%         14.73%          7.41%             N/A
S&P 1000                            (4.82)%         15.02%          9.02%             N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Small-Mid Cap Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The S&P Small-Cap 600 Index is a capitalization-weighted index consisting of 600 domestic stocks chosen for market size, liquidity and industry group representation. It is considered to represent the performance of small-cap stocks. Prior to April 1, 2008, the S&P Small-Cap 600 was the Fund's designated broad-based index.

***   The Standard and Poor's 1000 is a capitalization-weighted index combining the Standard and Poor's Mid Cap 400 and the Standard and Poor's Small Cap 600. Both indices represent stocks chosen for market size, liquidity and industry group representation. Beginning April 1, 2008, the S&P 1000 is the Fund's designated broad-based index. The Fund's designated index was changed to reflect the Fund's changed investment policies.

(+,-) See the March 31, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD INTERNATIONAL ENHANCED INDEX FUND* AND THE S&P ADR INDEX.** (UNAUDITED)

   [CHART OF STEWARD INTERNATIONAL ENHANCED INDEX FUND]

                                        STEWARD INTERNATIONAL
                                           ENHANCED INDEX
                                           FUND INDIVIDUAL
                    S&P ADR INDEX
2/28/2006              $10,000                $10,000
6/30/2006               10,977                 10,036
9/30/2006               10,677                 10,381
12/31/2006              11,375                 11,400
3/31/2007               12,084                 11,675
6/30/2007               12,865                 12,830
9/30/2007               13,308                 13,351
12/31/2007              15,063                 13,105
3/31/2008               12,921                 11,828
4/30/2008               13,721                 12,765

                     [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2008

                                                  Effective Date of       Since Commencement
                                                   Registration on         of Operations on          Expense
                                   One Year       February 28, 2006        March 16, 2006***        Ratio(+,-)
                                   --------       -----------------       ------------------       -----------
International Enhanced Index
   Fund - Individual Class           4.77%             11.93%                   12.19%                1.31%
S&P ADR Index                        6.66%             15.72%                   14.27%                N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward International Enhanced Index Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The S&P ADR, the Fund's designated broad-based index, is based on the
non-U.S. stocks comprising the S&P Global 1200 Index. The index is made up of those companies from the S&P Global 1200 that offer either Level II or Level III ADRs, global shares or ordinary shares in the case of Canadian equities. The index was developed with a base value of 1000 on December 31, 1997.

***   Initial share purchase was made on March 16, 2006.

(+,-) See the March 31, 2008 prospectus for details.

STEWARD FUNDS
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE INDIVIDUAL CLASS OF SHARES OF THE STEWARD SELECT BOND FUND*, THE LEHMAN BROTHERS AGGREGATE BOND**, AND THE LEHMAN BROTHERS INTERMEDIATE AGGREGATE BOND INDEX.*** (UNAUDITED)

                       [CHART OF STEWARD SELECT BOND FUND]

                                           STEWARD SELECT
                   LB AGGREGATE BOND    BOND FUND INDIVDUAL      LB IT AGGREGATE
  10/1/2004            $10,000              $10,000                 $10,000
 12/31/2004             10,084                9,996                  10,073
  3/31/2005             10,159                9,888                  10,112
  6/30/2005             10,183               10,154                  10,135
  9/30/2005             10,256               10,072                  10,190
 12/31/2005             10,199               10,095                  10,161
  3/31/2006             10,342               10,042                  10,292
  6/30/2006             10,256               10,010                  10,257
  9/30/2006             10,405               10,325                  10,396
 12/31/2006             10,727               10,422                  10,681
  3/31/2007             10,784               10,582                  10,753
  6/30/2007             11,010               10,527                  10,972
  9/30/2007             10,983               10,762                  10,968
 12/31/2007             11,304               10,997                  11,272
  3/31/2008             11,733               11,203                  11,707
  4/30/2008             11,765               11,131                  11,748

                             [END CHART]

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE CALL 800-262-6631.

                Average Annual Total Return as of April 30, 2008

                                                                               Since                Expense
                                                            One Year        Inception****          Ratio(+,-)
                                                            --------        -------------         -----------
   Select Bond Fund - Individual Class                       4.89%             3.04%                 1.04%
   Lehman Brothers Aggregate Bond Index                      6.86%             4.64%                 N/A
   Lehman Brothers Intermediate Aggregate Bond Index         7.08%             4.60%                 N/A

* The investment return and principal value of an investment will fluctuate and, therefore, an investor's shares, when redeemed, may be worth more or less than their original cost. The Steward Select Bond Fund's performance assumes the reinvestment of all income dividends and capital gains distributions, if any, but does not reflect the impact of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. All market indices are unmanaged and do not reflect expenses that affect performance results. It is not possible to invest directly in any index.

**    The Lehman Brothers Aggregate Bond Index is comprised of government securities, mortgage-backed securities, asset backed securities and corporate securities to simulate the universe of bonds in the market. The maturity of bonds in the market is over one year. Prior to April 1, 2008, the Lehman Brothers Aggregate Bond Index was the Fund's designated broad-based index.

***   The Lehman Brothers Intermediate Aggregate Bond Index represents the segment of the Lehman Brothers Aggregate Bond Index that has an average maturity and duration in the intermediate range. Beginning April 1, 2008, the Lehman Brothers Intermediate Aggregate Bond Index is the Fund's designated broad-based index. The Fund's designated index was changed to reflect the Fund's changed investment policies.

**** Effective date of registration and commencement of operations are the same: October 1, 2004.

(+,-) See the March 31, 2008 prospectus for details.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2008 (UNAUDITED)

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                     PERCENT*
                                                             --------
Oil, Gas & Consumable Fuels                                     9.2%
Insurance                                                       4.2
Computers & Peripherals                                         3.6
Pharmaceuticals                                                 3.6
Software                                                        3.6
Commercial Banks                                                3.4
Diversified Financial Services                                  3.4
Specialty Retail                                                3.1
Health Care Providers & Services                                2.7
Multi-Utilities                                                 2.7
Health Care Equipment & Supplies                                2.6
Capital Markets                                                 2.5
Energy Equipment & Services                                     2.5
Diversified Telecommunication Services                          2.5
Food Products                                                   2.3
Industrial Conglomerates                                        2.3
Semiconductors & Semiconductor Equipment                        2.3
Communications Equipment                                        2.2
Aerospace & Defense                                             2.2
Household Durables                                              2.2
Food & Staples Retailing                                        2.1
Electric Utilities                                              1.9
Metals & Mining                                                 1.8
Machinery                                                       1.8
Household Products                                              1.8
Chemicals                                                       1.7
Biotechnology                                                   1.7
Multiline Retail                                                1.6
Internet Software & Services                                    1.6
Beverages                                                       1.6
Commercial Services & Supplies                                  1.4
Media                                                           1.4
IT Services                                                     1.4
Hotels, Restaurants & Leisure                                   1.3
Textiles Apparel & Luxury Goods                                 1.1
Thrifts & Mortgage Finance                                      1.1
Real Estate Investment Trust                                    1.0
Air Freight & Logistics                                         0.9
Consumer Finance                                                0.9
Gas Utilities                                                   0.8
Road & Rail                                                     0.7
Containers & Packaging                                          0.6
Automobiles                                                     0.6
Personal Products                                               0.5
Diversified Consumer Services                                   0.5
Paper & Forest Products                                         0.5
Leisure Equipment & Products                                    0.5
Electronic Equipment & Instruments                              0.4
Independent Power Producers & Energy Traders                    0.4
Auto Components                                                 0.4
Building Products                                               0.4
Electrical Equipment                                            0.4
Real Estate - Operations and Development                        0.4
Wireless Telecommunication Services                             0.3
Internet & Catalog Retail                                       0.3
Health Care Technology                                          0.3
Life Sciences Tools and Services                                0.2
Electronic Components                                           0.1
Office Electronics                                              0.1
Airlines                                                        0.1
Distributors                                                    0.1
Construction & Engineering                                       --
Construction Materials                                           --
                                                               ----
     Total Net Assets                                          99.8%
                                                               ====

* Percentages indicated are based on net assets as of April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2008 (UNAUDITED)

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                     PERCENT*
                                                             --------
Specialty Retail                                                6.0%
Real Estate Investment Trust                                    5.7
Oil, Gas & Consumable Fuels                                     5.0
Machinery                                                       4.3
Insurance                                                       4.0
Health Care Equipment & Supplies                                4.0
Commercial Services & Supplies                                  3.8
Commercial Banks                                                3.8
Energy Equipment & Services                                     3.3
Health Care Providers  & Services                               3.3
Electronic Equipment & Instruments                              3.1
Chemicals                                                       3.0
Software                                                        3.0
Household Durables                                              2.5
Gas Utilities                                                   2.3
Semiconductors & Semiconductor Equipment                        2.0
Multi-Utilities                                                 2.0
Metals & Mining                                                 1.9
Internet Software & Services                                    1.8
IT Services                                                     1.8
Diversified Consumer Services                                   1.7
Hotels, Restaurants & Leisure                                   1.7
Communications Equipment                                        1.6
Road & Rail                                                     1.6
Thrifts & Mortgage Finance                                      1.5
Textiles Apparel & Luxury Goods                                 1.5
Aerospace & Defense                                             1.4
Life Sciences Tools and Services                                1.4
Auto Components                                                 1.3
Electric Utilities                                              1.3
Capital Markets                                                 1.3
Biotechnology                                                   1.2
Media                                                           1.1
Food Products                                                   1.1
Computers & Peripherals                                         1.1
Electrical Equipment                                            1.0
Pharmaceuticals                                                 1.0
Trading Companies & Distributors                                0.8
Construction & Engineering                                      0.8
Food & Staples Retailing                                        0.8
Short-Term Investments                                          0.7
Containers & Packaging                                          0.7
Household Products                                              0.6
Leisure Equipment & Products                                    0.6
Building Products                                               0.5
Consumer Finance                                                0.4
Construction Materials                                          0.4
Industrial Conglomerates                                        0.4
Multiline Retail                                                0.4
Paper & Forest Products                                         0.3
Personal Products                                               0.3
Marine                                                          0.3
Beverages                                                       0.3
Real Estate Management - Service                                0.2
Diversified Financial Services                                  0.2
Airlines                                                        0.2
Restaurants                                                     0.2
Wireless Telecommunication Services                             0.2
Distributors                                                    0.2
Diversified Telecommunication Services                          0.2
Automobiles                                                     0.2
Air Freight & Logistics                                         0.1
Radio Broadcasting                                              0.1
Water Utilities                                                 0.1
Independent Power Producers & Energy Traders                    0.1
Office Electronics                                              0.1
Internet & Catalog Retail                                       0.1
Health Care Technology                                           --
Real Estate - Operations and Development                         --
Auto Parts & Equipment                                           --
                                                               ----
     Total Net Assets                                          99.9%
                                                               ====

* Percentage indicated are based on net assets as of April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
COUNTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2008 (UNAUDITED)

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

COUNTRY DIVERSIFICATION                                      PERCENT*
                                                             --------
United Kingdom                                                 20.8%
Canada                                                         13.0
Brazil                                                          9.4
Japan                                                           8.9
Germany                                                         5.1
Spain                                                           4.8
France                                                          4.7
Switzerland                                                     4.7
Netherlands                                                     3.8
Taiwan                                                          3.0
Hong Kong                                                       3.0
Mexico                                                          2.6
Republic of Korea (South)                                       2.4
Australia                                                       2.4
Italy                                                           1.6
Finland                                                         1.4
China                                                           1.2
Ireland (Republic of)                                           1.0
India                                                           0.7
South Africa                                                    0.6
Israel                                                          0.6
United States                                                   0.6
Norway                                                          0.5
Sweden                                                          0.5
Denmark                                                         0.4
Greece                                                          0.4
Chile                                                           0.3
Russian Federation                                              0.3
Luxembourg                                                      0.3
Indonesia                                                       0.2
Portugal                                                        0.2
New Zealand                                                     0.1
Peru                                                            0.1
Turkey                                                          0.1
Argentina                                                        --
                                                               ----
     Total Net Assets                                          99.7%
                                                               ====

* Percent indicated are based on net assets as of April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2008 (UNAUDITED)

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                     PERCENT*
                                                             --------
Federal National Mortgage Association                          25.7%
Federal Home Loan Mortgage Corp.                               18.2
U.S. Treasury Obligations                                      16.6
Federal Home Loan Bank                                          5.0
Commercial Banks                                                4.2
Government National Mortgage Association                        3.8
Federal Farm Credit Bank                                        3.5
Financial Services                                              2.6
Mortgage Backed Securities - Financial Services                 2.5
Mortgage Backed Securities - Religious Organizations            1.8
Utilities-Telecommunications                                    1.7
Insurance                                                       1.6
Capital Markets                                                 1.3
Asset Backed Mortgages                                          0.8
Short-Term Investment                                           0.8
Consulting Services                                             0.7
Brokerage Services                                              0.5
Forestry                                                        0.4
Oil & Gas - Integrated                                          0.4
Semiconductors & Semiconductor Equipment                        0.4
Pharmaceuticals                                                 0.4
Utilities-Electric & Gas                                        0.4
Auto Manufacturers                                              0.3
Consumer Staples                                                0.3
Retail                                                          0.3
Transportation                                                  0.3
Diversified Financial Services                                  0.3
                                                               ----
     Total Net Assets                                          94.8%
                                                               ====

* Percentage indicated are based on net assets as of April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
INDUSTRY DIVERSIFICATION SCHEDULE - APRIL 30, 2008 (UNAUDITED)

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Industry.

INDUSTRY DIVERSIFICATION                                     PERCENT*
                                                             --------
Oil, Gas & Consumable Fuels                                    19.0%
Commercial Banks                                               14.5
Pharmaceuticals                                                 7.6
Semiconductors & Semiconductor Equipment                        5.8
Commercial Services & Supplies                                  5.3
Diversified Telecommunication Services                          4.6
Food Products                                                   4.5
Industrial Conglomerates                                        4.5
Real Estate Investment Trust                                    3.8
Leisure Equipment & Products                                    3.5
Capital Markets                                                 2.8
Chemicals                                                       2.7
Distributors                                                    2.4
Hotels, Restaurants & Leisure                                   2.1
Multi-Utilities                                                 2.1
Metals & Mining                                                 1.9
IT Services                                                     1.8
Electric Utilities                                              1.6
Textiles Apparel & Luxury Goods                                 1.6
Gas Utilities                                                   1.4
Beverages                                                       1.4
Software                                                        1.3
Short-Term Investment                                           1.1
Media                                                           0.8
Household Products                                              0.6
Electrical Equipment                                            0.5
Insurance                                                       0.5
                                                               ----
     Total Net Assets                                          99.7%
                                                               ====

* Percentages indicated are based on net assets as of April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
COMMON STOCKS (99.8%)

AEROSPACE & DEFENSE (2.2%)
General Dynamics Corp.                                              4,700    $    424,974
Goodrich Corp.                                                      1,130          77,009
Honeywell International, Inc.                                       6,140         364,716
L-3 Communications Holdings, Inc.                                   2,120         236,274
Lockheed Martin Corp.                                               3,980         422,039
Northrop Grumman Corp.                                              3,630         267,059
Precision Castparts Corp.                                             410          48,200
Raytheon Co.                                                        3,880         248,204
Rockwell Collins, Inc.                                              4,670         294,724
The Boeing Co.                                                      5,508         467,409
United Technologies Corp.                                           7,220         523,233
                                                                             ------------
                                                                                3,373,841
                                                                             ------------
AIR FREIGHT & LOGISTICS (0.9%)
C.H. Robinson Worldwide, Inc.                                       5,030         315,280
Expeditors International of Washington, Inc.                        8,220         382,970
FedEx Corp.                                                         1,140         109,292
United Parcel Service, Inc., Class B                                7,740         560,453
                                                                             ------------
                                                                                1,367,995
                                                                             ------------
AIRLINES (0.1%)
Southwest Airlines Co.                                              8,720         115,453
                                                                             ------------
AUTO COMPONENTS (0.4%)
Goodyear Tire & Rubber Co.(a)                                      15,750         421,785
Johnson Controls, Inc.                                              5,520         194,635
                                                                             ------------
                                                                                  616,420
                                                                             ------------
AUTOMOBILES (0.6%)
Ford Motor Co.(a)                                                  51,250         423,325
General Motors Corp.                                                5,040         116,928
Harley-Davidson, Inc.                                               8,970         343,103
                                                                             ------------
                                                                                  883,356
                                                                             ------------
BEVERAGES (1.6%)
Coca-Cola Co.                                                      16,900         994,903
Coca-Cola Enterprises, Inc.                                         3,920          88,200
Pepsi Bottling Group, Inc.                                          8,790         296,311
PepsiCo, Inc.                                                      15,510       1,062,900
                                                                             ------------
                                                                                2,442,314
                                                                             ------------
BIOTECHNOLOGY (1.7%)
Amgen, Inc.(a)                                                     15,470         647,729
Biogen Idec, Inc.(a)                                                6,890         418,154
Celgene Corp.(a)                                                    7,900         490,906
Genzyme Corp.(a)                                                    4,220         296,877
Gilead Sciences, Inc.(a)                                           14,620         756,731
PerkinElmer, Inc.                                                   1,920          50,995
                                                                             ------------
                                                                                2,661,392
                                                                             ------------
BUILDING PRODUCTS (0.4%)
Masco Corp.                                                        12,850         233,998
Trane, Inc.                                                         7,680         357,197
                                                                             ------------
                                                                                  591,195
                                                                             ------------
CAPITAL MARKETS (2.5%)
American Capital Strategies Ltd.                                    8,050         255,587
Ameriprise Financial, Inc.                                          1,896          90,041
Bank of New York Mellon Corp.                                       9,481         412,708
Bear Stearns Cos., Inc.                                             3,100          33,263
Charles Schwab Corp.                                                8,380         181,008
E*TRADE Financial Corp.(a)                                         94,200         374,916
Federated Investors, Inc.                                           7,820         261,814
Franklin Resources, Inc.                                            1,770         168,415
Goldman Sachs Group, Inc.                                           2,260         432,496
Janus Capital Group, Inc.                                           1,360          38,162
Legg Mason, Inc.                                                      480          28,934
Lehman Brothers Holdings, Inc.                                      5,010         221,642
Merrill Lynch & Co., Inc.                                           9,632         479,963
Morgan Stanley                                                     11,910         578,826
Northern Trust Corp.                                                  760          56,324
State Street Corp.                                                  2,487         179,412
T. Rowe Price Group, Inc.                                           2,230         130,589
                                                                             ------------
                                                                                3,924,100
                                                                             ------------
CHEMICALS (1.7%)
Air Products & Chemicals, Inc.                                        810          79,728
Ashland, Inc.                                                       6,020         319,181
Dow Chemical Co.                                                   12,520         502,678
E.I. Du Pont De Nemours & Co.                                       8,010         391,769
Ecolab, Inc.                                                        5,820         267,487
Hercules, Inc.                                                      1,190          22,372
International Flavors & Fragrances, Inc.                            1,000          45,610
Monsanto Co.                                                        3,930         448,099
PPG Industries, Inc.                                                1,220          74,871
Praxair, Inc.                                                       1,780         162,532
Rohm & Haas Co.                                                     1,380          73,761
Sigma-Aldrich Corp.                                                 4,820         274,836
                                                                             ------------
                                                                                2,662,924
                                                                             ------------
COMMERCIAL BANKS (3.4%)
BB&T Corp.                                                         10,940         375,132
Comerica, Inc.                                                      6,630         230,260
Fifth Third Bancorp                                                11,830         253,517
First Horizon National Corp.                                       18,340         198,072
Huntington Bancshares, Inc.                                        21,450         201,415
KeyCorp                                                            15,320         369,672
Marshall & Ilsley Corp.                                             9,790         244,554
National City Corp.                                                27,179         171,228
PNC Financial Services Group, Inc.                                  2,593         179,826
Regions Financial Corp.                                            18,002         394,604
Royal Bank of Canada                                                  928          44,399

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
SunTrust Banks, Inc.                                                4,060    $    226,345
U.S. Bancorp                                                       18,990         643,571
Wachovia Corp.                                                     23,221         676,892
Wells Fargo    & Co.                                               31,469         936,203
Zions Bancorp                                                       3,560         165,006
                                                                             ------------
                                                                                5,310,696
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (1.4%)
Allied Waste Industries, Inc.(a)                                   15,880         196,277
Avery Dennison Corp.                                                2,600         125,294
Cintas Corp.                                                        1,510          44,711
Equifax, Inc.                                                       6,760         258,705
Monster Worldwide, Inc.(a)                                          1,190          28,953
Moody's Corp.                                                      13,550         500,808
Pitney Bowes, Inc.                                                  9,070         327,518
R.R. Donnelley & Sons Co.                                           6,380         195,483
Robert Half International, Inc.                                     1,710          40,527
Total System Services, Inc.                                        12,101         288,004
Waste Management, Inc.                                              6,050         218,405
                                                                             ------------
                                                                                2,224,685
                                                                             ------------
COMMUNICATIONS EQUIPMENT (2.2%)
Ciena Corp.(a)                                                        882          29,820
Cisco Systems, Inc.(a)                                             60,070       1,540,195
Corning, Inc.                                                      13,710         366,194
JDS Uniphase Corp.(a)                                               2,260          32,341
Juniper Networks, Inc.(a)                                           5,080         140,309
Motorola, Inc.                                                     39,580         394,217
QUALCOMM, Inc.                                                     20,060         866,391
Tellabs, Inc.(a)                                                    4,204          21,693
                                                                             ------------
                                                                                3,391,160
                                                                             ------------
COMPUTERS & PERIPHERALS (3.6%)
Apple Computer, Inc.(a)                                             8,366       1,455,266
Dell, Inc.(a)                                                      35,700         665,091
EMC Corp.(a)                                                       19,050         293,370
Hewlett-Packard Co.                                                20,240         938,124
International Business Machines Corp.                               9,513       1,148,219
Lexmark International, Inc., Class A(a)                             9,710         304,797
NetApp, Inc.(a)                                                    12,560         303,952
SanDisk Corp.(a)                                                   11,690         316,682
Sun Microsystems, Inc.(a)                                           7,867         123,197
Teradata Corp.(a)                                                   2,110          44,922
                                                                             ------------
                                                                                5,593,620
                                                                             ------------
CONSTRUCTION & ENGINEERING (0.0%)
Fluor Corp.                                                           170          25,988
                                                                             ------------
CONSTRUCTION MATERIALS (0.0%)
Vulcan Materials Co.                                                  293          20,164
                                                                             ------------
CONSUMER FINANCE (0.9%)
American Express Co.                                               12,460         598,329
Capital One Financial Corp.                                         4,908         260,124
Discover Financial Services                                         4,270          77,757
SLM Corp.(a)                                                       22,040         408,401
                                                                             ------------
                                                                                1,344,611
                                                                             ------------
CONTAINERS & PACKAGING (0.6%)
Ball Corp.                                                          8,800         473,264
Bemis Co., Inc.                                                     7,050         185,415
Pactiv Corp.(a)                                                     7,810         185,800
Sealed Air Corp.                                                    1,650          41,728
                                                                             ------------
                                                                                  886,207
                                                                             ------------
DISTRIBUTORS (0.1%)
Genuine Parts Co.                                                   1,960          83,222
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES (0.5%)
Apollo Group, Inc., Class A(a)                                      7,080         360,372
H&R Block, Inc.                                                    18,390         402,189
                                                                             ------------
                                                                                  762,561
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (3.4%)
Bank of America Corp.                                              41,119       1,543,607
CIT Group, Inc.                                                    19,340         210,613
Citigroup, Inc.                                                    48,720       1,231,154
CME Group, Inc.                                                       586         268,066
IntercontinentalExchange, Inc.(a)                                   2,740         425,111
JP Morgan Chase & Co.                                              29,940       1,426,641
NYSE Euronext                                                       3,010         198,961
                                                                             ------------
                                                                                5,304,153
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (2.5%)
AT&T, Inc.                                                         52,507       2,032,546
CenturyTel, Inc.                                                    1,390          45,105
Citizens Communications Co.                                        18,141         194,472
Embarq Corp.                                                        5,236         217,661
Qwest Communications International, Inc.                           14,500          74,820
Verizon Communications, Inc.                                       29,040       1,117,459
Windstream Corp.                                                   15,884         186,478
                                                                             ------------
                                                                                3,868,541
                                                                             ------------
ELECTRIC UTILITIES (1.9%)
Allegheny Energy, Inc.                                              1,650          88,770
American Electric Power Co., Inc.                                   6,840         305,269
Edison International                                                3,390         176,856
Entergy Corp.                                                         320          36,755
Exelon Corp.                                                        4,850         414,578
FirstEnergy Corp.                                                   2,290         173,216
FPL Group, Inc.                                                     3,480         230,689
Pepco Holdings, Inc.                                               11,110         276,750

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Pinnacle West Capital Corp.                                         8,250    $    280,005
PPL Corp.                                                           4,000         192,080
Progress Energy, Inc.                                               8,310         348,937
Southern Co.                                                       11,050         411,392
                                                                             ------------
                                                                                2,935,297
                                                                             ------------
ELECTRICAL EQUIPMENT (0.4%)
Cooper Industries Ltd., Class A                                     1,450          61,465
Emerson Electric Co.                                                6,730         351,710
Rockwell Automation, Inc.                                           3,070         166,486
                                                                             ------------
                                                                                  579,661
                                                                             ------------
ELECTRONIC COMPONENTS (0.1%)
Tyco Electronics Ltd.                                               4,760         178,072
                                                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (0.4%)
Agilent Technologies, Inc.(a)                                       3,580         108,152
Jabil Circuit, Inc.                                                20,210         219,885
Molex, Inc.                                                         1,230          34,907
Waters Corp.(a)                                                     4,860         298,696
                                                                             ------------
                                                                                  661,640
                                                                             ------------
ENERGY EQUIPMENT & SERVICES (2.5%)
Baker Hughes, Inc.                                                  4,140         334,843
BJ Services Co.                                                    13,140         371,468
Cameron International Corp.(a)                                      4,690         230,889
ENSCO International, Inc.                                           1,250          79,662
Halliburton Co.                                                    14,660         673,040
Nabors Industries Ltd.(a)                                           2,570          96,478
National-Oilwell Varco, Inc.(a)                                     2,946         201,654
Noble Corp.                                                         2,440         137,323
Rowan Cos., Inc.                                                    1,040          40,550
Schlumberger Ltd.                                                  12,100       1,216,655
Smith International, Inc.                                           4,170         319,047
Weatherford International Ltd.(a)                                   2,590         208,935
                                                                             ------------
                                                                                3,910,544
                                                                             ------------
FOOD & STAPLES RETAILING (2.1%)
Costco Wholesale Corp.                                              3,190         227,288
CVS Caremark Corp.                                                 12,435         502,001
Safeway, Inc.                                                       7,290         230,364
SUPERVALU, Inc.                                                    10,100         334,310
SYSCO Corp.                                                         6,520         199,316
The Kroger Co.                                                     11,400         310,650
Wal-Mart Stores, Inc.                                              18,990       1,101,040
Walgreen Co.                                                        8,560         298,316
Whole Foods Market, Inc.                                            1,490          48,634
                                                                             ------------
                                                                                3,251,919
                                                                             ------------
FOOD PRODUCTS (2.3%)
Archer-Daniels-Midland Co.                                          5,640         248,498
Campbell Soup Co.                                                  10,430         362,964
ConAgra Foods, Inc.                                                 5,580         131,465
Dean Foods Co.(a)                                                   7,170         166,631
General Mills, Inc.                                                 3,440         207,776
H.J. Heinz Co.                                                      4,040         190,122
The Hershey Co.                                                     9,040         337,915
Kellogg Co.                                                         8,340         426,758
Kraft Foods, Inc., Class A                                         14,880         470,655
McCormick & Co., Inc.                                               2,130          80,493
Sara Lee Corp.                                                      7,840         113,758
Tootsie Roll Industries, Inc.                                           -              12
Tyson Foods, Inc., Class A                                         26,940         479,532
Wm. Wrigley Jr. Co.                                                 5,250         399,840
                                                                             ------------
                                                                                3,616,419
                                                                             ------------
GAS UTILITIES (0.8%)
Nicor, Inc.                                                         6,270         220,202
Questar Corp.                                                       5,360         332,481
Spectra Energy Corp.                                               25,803         637,334
                                                                             ------------
                                                                                1,190,017
                                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES (2.6%)
Baxter International, Inc.                                          5,680         353,978
Boston Scientific Corp.(a)                                         12,697         169,251
C.R. Bard, Inc.                                                     2,340         220,358
Covidien Ltd.                                                       7,460         348,307
Hospira, Inc.(a)                                                    7,850         323,028
Medtronic, Inc.                                                    15,600         759,408
St. Jude Medical, Inc.(a)                                          10,590         463,630
Stryker Corp.                                                       5,750         372,772
Varian Medical Systems, Inc.(a)                                     8,690         407,387
Zimmer Holdings, Inc.(a)                                            7,670         568,807
                                                                             ------------
                                                                                3,986,926
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES (2.7%)
Aetna, Inc.                                                         4,790         208,844
AmerisourceBergen Corp.                                             9,450         383,197
Cardinal Health, Inc.                                               5,580         290,551
CIGNA Corp.                                                         2,750         117,453
Coventry Health Care, Inc.(a)                                       7,546         337,533
Express Scripts, Inc.(a)                                            7,898         553,018
Humana, Inc.(a)                                                     1,530          73,119
Laboratory Corp. of America Holdings(a)                             4,160         314,579
McKesson Corp.                                                      5,360         279,363
Medco Health Solutions, Inc.(a)                                     5,130         254,140
Patterson Cos., Inc.(a)                                             9,950         340,290
Quest Diagnostics, Inc.                                             6,360         319,145

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------

UnitedHealth Group, Inc.                                           16,854    $    549,946
WellPoint, Inc.(a)                                                  4,290         213,427
                                                                             ------------
                                                                                4,234,605
                                                                             ------------
HEALTH CARE TECHNOLOGY (0.3%)
IMS Health, Inc.                                                   17,110         423,473
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE (1.3%)
Darden Restaurants, Inc.                                           10,930         388,889
Marriott International, Inc., Class A                               3,020         103,586
McDonald's Corp.                                                    9,620         573,159
Starbucks Corp.(a)                                                 24,570         398,771
Wendy's International, Inc.                                         1,250          36,250
Wyndham Worldwide Corp.                                             1,870          40,168
YUM! Brands, Inc.                                                  12,120         493,042
                                                                             ------------
                                                                                2,033,865
                                                                             ------------
HOUSEHOLD DURABLES (2.2%)
Black & Decker Corp.                                                4,010         263,176
Centex Corp.                                                       13,880         288,982
D. R. Horton, Inc.                                                 43,786         678,245
Harman International Industries, Inc.                               3,964         162,009
Jacobs Engineering Group, Inc.(a)                                   1,960         169,207
KB HOME                                                            27,140         610,650
Leggett & Platt, Inc.                                              13,550         224,930
Lennar Corp., Class A                                              32,000         589,440
Newell Rubbermaid, Inc.                                             3,200          65,696
Pulte Homes, Inc.                                                   1,750          22,820
Snap-on, Inc.                                                         520          30,841
Stanley Works                                                         650          31,356
Whirlpool Corp.                                                     2,753         200,363
                                                                             ------------
                                                                                3,337,715
                                                                             ------------
HOUSEHOLD PRODUCTS (1.8%)
Clorox Co.                                                          7,050         373,650
Colgate-Palmolive Co.                                               7,120         503,384
Kimberly-Clark Corp.                                                3,870         247,641
Procter & Gamble Co.                                               24,231       1,624,689
                                                                             ------------
                                                                                2,749,364
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
Constellation Energy Group                                          3,170         268,341
Dynegy, Inc., Class A(a)                                            4,620          39,824
The AES Corp.(a)                                                   18,410         319,598
                                                                             ------------
                                                                                  627,763
                                                                             ------------
INDUSTRIAL CONGLOMERATES (2.3%)
3M Co.                                                              5,094         391,729
General Electric Co.                                               82,120       2,685,324
Textron, Inc.                                                       2,130         129,951
Tyco International Ltd.                                             8,330         389,761
                                                                             ------------
                                                                                3,596,765
                                                                             ------------
INSURANCE (4.2%)
ACE Ltd.                                                            4,530         273,114
AFLAC, Inc.                                                         4,230         282,014
Ambac Financial Group, Inc.                                        12,450          57,644
American International Group, Inc.                                 19,430         897,666
Aon Corp.                                                           2,950         133,900
Assurant, Inc.                                                      1,050          68,250
Chubb Corp.                                                         5,330         282,330
Cincinnati Financial Corp.                                          6,672         239,525
Genworth Financial, Inc., Class A                                  10,870         250,662
Hartford Financial Services Group, Inc.                             3,260         232,340
Lincoln National Corp.                                              4,696         252,457
Marsh & McLennan Cos., Inc.                                        11,020         304,042
MBIA, Inc.                                                         16,960         176,384
MetLife, Inc.                                                       5,850         355,972
Principal Financial Group, Inc.                                     2,380         127,711
Progressive Corp.                                                  29,190         530,966
Prudential Financial, Inc.                                          2,885         218,423
SAFECO Corp.                                                        6,790         453,165
The Allstate Corp.                                                  9,660         486,478
The Travelers Cos., Inc.                                            8,980         452,592
Torchmark Corp.                                                       790          51,145
Unum Group                                                          3,770          87,502
XL Capital Ltd.                                                     6,060         211,433
                                                                             ------------
                                                                                6,425,715
                                                                             ------------
INTERNET & CATALOG RETAIL (0.3%)
Expedia, Inc.(a)                                                   16,990         429,167
                                                                             ------------
INTERNET SOFTWARE & SERVICES (1.6%)
Akamai Technologies, Inc.(a)                                        8,330         297,964
Amazon.com, Inc.(a)                                                 7,580         596,015
Google, Inc., Class A(a)                                            2,469       1,417,922
IAC/InterActiveCorp(a)                                              2,200          45,782
VeriSign, Inc.(a)                                                   2,450          88,323
                                                                             ------------
                                                                                2,446,006
                                                                             ------------
IT SERVICES (1.4%)
Affiliated Computer Services, Inc., Class A(a)                      1,060          56,148
Automatic Data Processing, Inc.                                     5,630         248,846
Cognizant Technology Solutions Corp., Class A(a)                   15,320         494,070
Computer Sciences Corp.(a)                                          1,770          77,154
Convergys Corp.(a)                                                  1,890          29,711
Electronic Data Systems Corp.                                      16,170         300,115
Fidelity National Information Services, Inc.                        2,116          76,303

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Fiserv, Inc.(a)                                                     6,640    $    335,652
Paychex, Inc.                                                       3,780         137,479
Unisys Corp.(a)                                                     4,240          17,638
Western Union Co.                                                  14,110         324,530
                                                                             ------------
                                                                                2,097,646
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (0.5%)
Brunswick Corp.                                                    19,190         320,089
Eastman Kodak Co.                                                   9,710         173,712
Hasbro, Inc.                                                        1,610          57,252
Mattel, Inc.                                                        8,110         152,062
                                                                             ------------
                                                                                  703,115
                                                                             ------------
LIFE SCIENCES TOOLS AND SERVICES (0.2%)
Applera Corp.                                                       2,490          79,456
Millipore Corp.(a)                                                    570          39,957
Thermo Fisher Scientific, Inc.(a)                                   3,920         226,850
                                                                             ------------
                                                                                  346,263
                                                                             ------------
MACHINERY (1.8%)
Caterpillar, Inc.                                                   8,070         660,771
Cummins, Inc.                                                       5,910         370,261
Danaher Corp.                                                       3,790         295,696
Deere & Co.                                                         3,152         264,989
Dover Corp.                                                         1,780          88,057
Eaton Corp.                                                           430          37,771
Illinois Tool Works, Inc.                                           3,590         187,721
Ingersoll-Rand Co., Class A                                         2,330         103,405
ITT Industries, Inc.                                                3,870         247,680
PACCAR, Inc.                                                        3,125         147,875
Pall Corp.                                                          1,130          39,290
Parker Hannifin Corp.                                                 746          59,528
Terex Corp.(a)                                                      3,770         262,694
The Manitowoc Co., Inc.                                             1,180          44,628
                                                                             ------------
                                                                                2,810,366
                                                                             ------------
MEDIA (1.4%)
CBS Corp., Class B                                                 18,040         416,183
Clear Channel Communications, Inc.                                  5,460         164,619
Gannett Co., Inc.                                                  10,450         299,079
Interpublic Group of Cos., Inc.(a)                                  5,610          50,770
McGraw Hill Cos., Inc.                                              7,380         302,506
Meredith Corp.                                                      1,000          32,410
New York Times Co., Class A                                        17,080         333,060
Omnicom Group, Inc.                                                 7,820         373,327
The E.W. Scripps Co., Class A                                       3,080         138,323
                                                                             ------------
                                                                                2,110,277
                                                                             ------------
METALS & MINING (1.8%)
Alcoa, Inc.                                                         6,950         241,721
Allegheny Technologies, Inc.                                          770          52,999
Freeport-McMoRan Copper & Gold, Inc., Class B                       6,409         729,024
Newmont Mining Corp.                                                4,390         194,082
Nucor Corp.                                                         8,830         666,665
Titanium Metals Corp.                                              16,000         243,840
United States Steel Corp.                                           4,580         705,091
                                                                             ------------
                                                                                2,833,422
                                                                             ------------
MULTI-UTILITIES (2.7%)
Ameren Corp.                                                        6,060         274,882
CenterPoint Energy, Inc.                                           13,550         206,231
CMS Energy Corp.                                                    9,990         145,654
Consolidated Edison, Inc.                                           8,200         341,120
Dominion Resources, Inc.                                            7,704         334,276
DTE Energy Co.                                                      8,960         361,178
Duke Energy Corp.                                                  26,366         482,761
Integrys Energy Group, Inc.                                         8,758         419,421
NiSource, Inc.                                                     24,310         435,149
PG&E Corp.                                                          6,780         271,200
Public Service Enterprise Group, Inc.                               5,166         226,839
Sempra Energy                                                       2,670         151,309
TECO Energy, Inc.                                                  16,620         266,086
Xcel Energy, Inc.                                                  14,180         294,944
                                                                             ------------
                                                                                4,211,050
                                                                             ------------
MULTILINE RETAIL (1.6%)
Big Lots, Inc.(a)                                                   5,990         161,910
Dillard's, Inc., Class A                                           27,480         560,592
Family Dollar Stores, Inc.                                          1,440          30,816
J.C. Penney Co., Inc.                                               4,410         187,425
Kohl's Corp.(a)                                                     7,040         343,904
Macy's, Inc.                                                       11,522         291,391
Nordstrom, Inc.                                                     1,500          52,890
Sears Holdings Corp.(a)                                             5,340         526,578
Target Corp.                                                        6,240         331,531
                                                                             ------------
                                                                                2,487,037
                                                                             ------------
OFFICE ELECTRONICS (0.1%)
Xerox Corp.                                                        10,230         142,913
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (9.2%)
Anadarko Petroleum Corp.                                            3,980         264,909
Apache Corp.                                                        4,900         659,932
Chesapeake Energy Corp.                                            11,610         600,237
Chevron Corp.                                                      15,579       1,497,921
ConocoPhillips                                                     15,499       1,335,239
CONSOL Energy, Inc.                                                 3,620         293,075
Devon Energy Corp.                                                  5,510         624,834
El Paso Corp.                                                       6,790         116,381
EOG Resources, Inc.                                                 5,060         660,229
Exxon Mobil Corp.                                                  43,632       4,060,830
Hess Corp.                                                          1,980         210,276

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Marathon Oil Corp.                                                  5,940    $    270,686
Murphy Oil Corp.                                                    4,680         422,791
Noble Energy, Inc.                                                  1,210         105,270
Occidental Petroleum Corp.                                          6,382         531,046
Peabody Energy Corp.                                                2,210         135,097
Range Resources Corp.                                               1,290          85,630
Sunoco, Inc.                                                        7,560         350,860
Tesoro Corp.                                                        1,260          31,677
Transocean, Inc.(a)                                                 3,820         563,297
Valero Energy Corp.                                                 9,240         451,374
Williams Cos., Inc.                                                 5,280         187,440
XTO Energy, Inc.                                                   12,655         782,838
                                                                             ------------
                                                                               14,241,869
                                                                             ------------
PAPER & FOREST PRODUCTS (0.5%)
International Paper Co.                                            11,300         295,721
MeadWestvaco Corp.                                                  5,490         144,387
Weyerhaeuser Co.                                                    4,140         264,463
                                                                             ------------
                                                                                  704,571
                                                                             ------------
PERSONAL PRODUCTS (0.5%)
Avon Products, Inc.                                                11,890         463,948
The Estee Lauder Cos., Inc., Class A                                6,670         304,219
                                                                             ------------
                                                                                  768,167
                                                                             ------------
PHARMACEUTICALS (3.6%)
Abbott Laboratories                                                14,120         744,830
Allergan, Inc.                                                      3,050         171,929
Bristol-Myers Squibb Co.                                           18,920         415,672
Eli Lilly & Co.                                                     9,380         451,553
Forest Laboratories, Inc.(a)                                       13,720         476,221
Johnson & Johnson                                                  25,660       1,721,530
King Pharmaceuticals, Inc.(a)                                       3,280          30,799
Merck & Co., Inc.                                                  17,790         676,732
Mylan Laboratories, Inc.                                            3,930          51,758
Schering-Plough Corp.                                              14,030         258,292
Watson Pharmaceuticals, Inc.(a)                                     1,820          56,493
Wyeth                                                              11,830         526,080
                                                                             ------------
                                                                                5,581,889
                                                                             ------------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.4%)
CB Richard Ellis Group, Inc., Class A(a)                           24,240         560,429
                                                                             ------------
REAL ESTATE INVESTMENT TRUST (1.0%)
Apartment Investment & Management Co., Class A                      6,101         225,615
AvalonBay Communities, Inc.                                           110          11,220
Boston Properties, Inc.                                                20           2,010
Developers Diversified Realty Corp.                                 4,120         176,954
Equity Residential                                                  6,540         271,541
General Growth Properties, Inc.                                     4,300         176,128
HCP, Inc.                                                           6,210         221,697
Host Hotels & Resorts, Inc.                                        11,640         200,208
Kimco Realty Corp.                                                  2,190          87,403
Plum Creek Timber Co., Inc.                                         1,580          64,527
ProLogis                                                            1,650         103,306
Public Storage, Inc.                                                   67           6,077
Simon Property Group, Inc.                                            510          50,928
Vornado Realty Trust                                                   40           3,724
                                                                             ------------
                                                                                1,601,338
                                                                             ------------
ROAD & RAIL (0.7%)
Burlington Northern Santa Fe Corp.                                  1,530         156,902
CSX Corp.                                                           3,450         217,177
Norfolk Southern Corp.                                              3,250         193,635
Ryder System, Inc.                                                  5,800         397,126
Union Pacific Corp.                                                   620          90,018
                                                                             ------------
                                                                                1,054,858
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.3%)
Advanced Micro Devices, Inc.(a)                                     5,510          32,840
Altera Corp.                                                        3,260          69,373
Analog Devices, Inc.                                                3,290         105,971
Applied Materials, Inc.                                            12,470         232,690
Broadcom Corp., Class A(a)                                          4,220         109,551
Intel Corp.                                                        49,960       1,112,110
KLA-Tencor Corp.                                                    1,180          51,542
Linear Technology Corp.                                             2,390          83,554
LSI Logic Corp.(a)                                                  6,630          41,106
MEMC Electronic Materials, Inc.(a)                                  3,270         205,912
Microchip Technology, Inc.                                          2,090          76,808
Micron Technology, Inc.(a)                                         31,080         239,938
National Semiconductor Corp.                                        9,330         190,239
Novellus Systems, Inc.(a)                                           1,180          25,795
NVIDIA Corp.(a)                                                    10,585         217,522
QLogic Corp.(a)                                                    14,840         236,846
Teradyne, Inc.(a)                                                   1,870          24,852
Texas Instruments, Inc.                                            11,690         340,880
Xilinx, Inc.                                                        3,090          76,539
                                                                             ------------
                                                                                3,474,068
                                                                             ------------
SOFTWARE (3.6%)
Adobe Systems, Inc.(a)                                             11,734         437,561
Autodesk, Inc.(a)                                                   8,050         305,900
BMC Software, Inc.(a)                                               5,880         204,389
CA, Inc.                                                            4,790         106,051
Citrix Systems, Inc.(a)                                             7,500         245,625
Compuware Corp.(a)                                                  3,840          28,954
Electronic Arts, Inc.(a)                                            5,840         300,585
Intuit, Inc.(a)                                                    15,020         405,089
Microsoft Corp.                                                    73,470       2,095,364
Novell, Inc.(a)                                                     4,510          28,323

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                   LARGE CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Oracle Corp.(a)                                                    48,091    $  1,002,697
Symantec Corp.(a)                                                  22,142         381,285
                                                                             ------------
                                                                                5,541,823
                                                                             ------------
SPECIALTY RETAIL (3.1%)
Abercrombie & Fitch Co., Class A                                    4,770         354,459
AutoNation, Inc.(a)                                                24,960         399,610
AutoZone, Inc.(a)                                                   2,300         277,725
Bed Bath & Beyond, Inc.(a)                                         14,710         478,075
Best Buy Co., Inc.                                                  7,590         326,522
GameStop Corp., Class A(a)                                          4,212         231,829
Gap, Inc.                                                           4,220          78,576
Home Depot, Inc.                                                   14,500         417,600
Limited Brands                                                      9,770         180,940
Lowe's Cos., Inc.                                                  24,800         624,712
Office Depot, Inc.(a)                                              14,190         179,929
OfficeMax, Inc.                                                    24,820         453,461
RadioShack Corp.                                                    1,290          17,931
Staples, Inc.                                                       6,585         142,895
The Sherwin-Williams Co.                                              920          50,894
Tiffany & Co.                                                       1,090          47,459
TJX Cos., Inc.                                                     16,170         520,997
                                                                             ------------
                                                                                4,783,614
                                                                             ------------
TEXTILES APPAREL & LUXURY GOODS (1.1%)
Coach, Inc.(a)                                                     18,230         648,441
Jones Apparel Group, Inc.                                          25,740         407,464
Liz Claiborne, Inc.                                                 6,580         116,400
NIKE, Inc., Class   B                                               5,830         389,444
Polo Ralph Lauren Corp.                                             2,540         157,531
VF Corp.                                                              220          16,364
                                                                             ------------
                                                                                1,735,644
                                                                             ------------
THRIFTS & MORTGAGE FINANCE (1.1%)
Countrywide Financial Corp.                                        47,380         273,856
Federal Home Loan Mortgage Corp.                                   17,160         427,456
Federal National Mortgage Assoc.                                    7,990         226,117
Hudson City Bancorp, Inc.                                           4,880          93,354
MGIC Investment Corp.                                               1,130          14,724
Sovereign Bancorp, Inc.                                            24,068         179,788
Washington Mutual, Inc.                                            41,376         508,511
                                                                             ------------
                                                                                1,723,806
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
American Tower Corp., Class A(a)                                    3,980         172,812
Sprint Corp.                                                       41,772         333,758
                                                                             ------------
                                                                                  506,570
                                                                             ------------
   TOTAL INVESTMENTS
     (COST $151,204,417) 99.8%                                                154,090,266
   OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%                                     305,890
                                                                             ------------
   NET ASSETS 100.0%                                                         $154,396,156
                                                                             ============

(a) Represents non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
COMMON STOCKS (99.2%)

AEROSPACE & DEFENSE (1.4%)
AAR Corp.(a)                                                        3,060    $     71,604
Alliant Techsystems, Inc.(a)                                        2,270         249,155
Applied Signal Technology, Inc.                                     3,790          43,358
BE Aerospace, Inc.(a)                                               3,430         138,435
Ceradyne, Inc.(a)                                                   3,540         137,918
Cubic Corp.                                                           560          15,182
Curtiss-Wright Corp.                                                3,050         144,844
DRS Technologies, Inc.                                              1,680         104,899
Esterline Technologies Corp.(a)                                     1,220          67,905
GenCorp, Inc.(a)                                                    1,850          15,855
Kaman Corp., Class A                                                  920          24,932
Moog, Inc., Class A(a)                                              1,710          73,718
Orbital Sciences Corp.(a)                                           5,300         142,623
Teledyne Technologies, Inc.(a)                                      2,190         128,619
Triumph Group, Inc.                                                   790          46,507
                                                                             ------------
                                                                                1,405,554
                                                                             ------------
AIR FREIGHT & LOGISTICS (0.1%)
Forward Air Corp.                                                   2,850          97,157
Hub Group, Inc., Class A(a)                                         1,370          44,785
                                                                             ------------
                                                                                  141,942
                                                                             ------------
AIRLINES (0.2%)
AirTran Holdings, Inc.(a)                                           2,960          10,094
Alaska Air Group, Inc.(a)                                           4,680         100,526
JetBlue Airways Corp.(a)                                           10,420          52,517
SkyWest, Inc.                                                       2,200          41,866
                                                                             ------------
                                                                                  205,003
                                                                             ------------
AUTO COMPONENTS (1.3%)
ArvinMeritor, Inc.                                                 17,980         268,621
BorgWarner, Inc.                                                    4,460         219,209
Drew Industries, Inc.(a)                                            3,780          92,194
Gentex Corp.                                                        4,670          87,236
Lear Corp.(a)                                                       5,810         165,992
LKQ Corp.(a)                                                        5,500         119,680
Modine Manufacturing Co.                                            6,820         119,827
Standard Motor Products, Inc.                                      18,420         111,993
Superior Industries International, Inc.                             5,390         109,471
                                                                             ------------
                                                                                1,294,223
                                                                             ------------
AUTO PARTS & EQUIPMENT (0.0%)
Aftermarket Technology Corp.(a)                                       900          20,619
Spartan Motors, Inc.                                                1,020           9,578
                                                                             ------------
                                                                                   30,197
                                                                             ------------
AUTOMOBILES (0.2%)
Fleetwood Enterprises, Inc.(a)                                      2,030           7,004
Monaco Coach Corp.                                                 12,450          78,809
Thor Industries, Inc.                                               1,470          44,570
Winnebago Industries, Inc.                                          1,080          17,377
                                                                             ------------
                                                                                  147,760
                                                                             ------------
BEVERAGES (0.3%)
Hansen Natural Corp.(a)                                             5,350         189,336
PepsiAmericas, Inc.                                                 1,970          50,629
                                                                             ------------
                                                                                  239,965
                                                                             ------------
BIOTECHNOLOGY (1.2%)(a)
ArQule, Inc.                                                        1,120           4,312
Cephalon, Inc.                                                      2,690         167,883
LifeCell Corp.                                                      4,440         225,463
Martek Biosciences Corp.                                            5,690         200,630
Millennium Pharmaceuticals, Inc.                                   11,750         292,223
PDL BioPharma, Inc.                                                 4,260          56,488
Regeneron Pharmaceuticals, Inc.                                     2,270          44,537
Savient Pharmaceuticals, Inc.                                       1,460          31,886
Vertex Pharmaceuticals, Inc.                                        5,010         127,855
                                                                             ------------
                                                                                1,151,277
                                                                             ------------
BUILDING PRODUCTS (0.5%)
Apogee Enterprises, Inc.                                              950          21,195
Griffon Corp.(a)                                                    6,350          59,372
Lennox International, Inc.                                          2,280          75,559
NCI Building Systems, Inc.(a)                                       2,040          49,246
Quanex Building Products Corp.(a)                                   2,565          43,605
Simpson Manufacturing Co., Inc.                                     3,790         100,018
Universal Forest Products, Inc.                                     3,910         135,716
                                                                             ------------
                                                                                  484,711
                                                                             ------------
CAPITAL MARKETS (1.3%)
Apollo Investment Corp.                                             5,170          83,651
Eaton Vance Corp.                                                   6,180         226,188
Investment Technology Group, Inc.(a)                                1,800          86,868
Jefferies Group, Inc.                                               4,020          75,576
LaBranche & Co., Inc.(a)                                            1,780          11,374
optionsXpress Holdings, Inc.                                        6,000         128,820
Piper Jaffray Cos., Inc.(a)                                           980          36,515
Raymond James Financial, Inc.                                       3,720         107,024
SEI Investments Co.                                                 6,810         158,469
SWS Group, Inc.                                                     7,095          93,086
Tradestation Group, Inc.(a)                                        10,250          95,633
Waddell & Reed Financial, Inc., Class A                             3,370         114,108
                                                                             ------------
                                                                                1,217,312
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
CHEMICALS (3.0%)
A. Schulman, Inc.                                                   3,970    $     84,164
Airgas, Inc.                                                        3,200         154,016
Albemarle Corp.                                                     2,880         107,741
Arch Chemicals, Inc.                                                  980          33,389
Cabot Corp.                                                         3,350          97,686
CF Industries Holdings, Inc.                                        2,450         327,565
Chemtura Corp.                                                     16,750         115,910
Cytec Industries, Inc.                                              1,800         106,218
Ferro Corp.                                                         3,720          65,398
FMC Corp.                                                           2,820         177,039
Georgia Gulf Corp.                                                 24,620         147,966
H.B. Fuller Co.                                                     1,950          45,006
Lubrizol Corp.                                                      3,100         180,792
Material Sciences Corp.(a)                                          4,060          32,236
Minerals Technologies, Inc.                                           930          62,998
NewMarket Corp.                                                     2,020         131,159
Olin Corp.                                                          5,420         109,321
OM Group, Inc.(a)                                                   1,240          67,902
OMNOVA Solutions, Inc.(a)                                           6,440          21,960
Penford Corp.                                                         360           7,906
PolyOne Corp.(a)                                                   16,070         118,597
Quaker Chemical Corp.                                               3,580         110,980
RPM International, Inc.                                             6,690         149,187
Sensient Technologies Corp.                                         2,540          75,616
Terra Industries, Inc.(a)                                           5,170         195,736
The Scotts Miracle-Gro Co., Class A                                 1,790          59,321
The Valspar Corp.                                                   5,060         111,219
Tronox, Inc., Class B                                              16,110          48,169
Zep, Inc.                                                             655           9,707
                                                                             ------------
                                                                                2,954,904
                                                                             ------------
COMMERCIAL BANKS (3.8%)
Associated Bancorp                                                  6,750         190,822
Bank of Hawaii Corp.                                                2,350         128,850
Boston Private Financial Holdings, Inc.                             1,400          13,020
Cascade Bancorp                                                       930           8,482
Cathay General Bancorp                                              1,790          30,520
Central Pacific Financial Corp.                                     6,240         114,566
City National Corp.                                                 2,220         107,714
Colonial BancGroup, Inc.                                            9,780          79,609
Columbia Banking System, Inc.                                         940          25,455
Community Bank System, Inc.                                         3,540          90,235
Cullen/Frost Bankers, Inc.                                          2,730         152,389
East West Bancorp, Inc.                                             2,270          32,325
First Bancorp                                                      18,220         187,484
First Commonwealth Financial Corp.                                  5,920          73,704
First Community Bancorp                                             2,240          48,138
First Financial Bancorp                                             4,970          65,206
First Midwest Bancorp, Inc.                                         3,010          76,845
FirstMerit Corp.                                                    4,670          95,828
Frontier Financial Corp.                                            1,420          22,720
Glacier Bancorp, Inc.                                               1,820          37,456
Hancock Holding Co.                                                 1,260          52,000
Hanmi Financial Corp.                                               6,250          43,688
Independent Bank Corp.                                              9,165          73,137
Irwin Financial Corp.                                               9,470          55,305
Nara Bancorp, Inc.                                                  5,340          70,114
National Penn Bancshares, Inc.                                      5,100          85,119
Old National Bancorp                                                4,970          85,037
PrivateBancorp, Inc.                                                2,720          92,453
Prosperity Bancshares, Inc.                                         1,780          55,127
Provident Bankshares Corp.                                          4,400          56,364
Signature Bank(a)                                                   1,300          34,294
South Financial Group, Inc.                                         5,940          35,878
Sterling Bancorp                                                    4,010          65,804
Sterling Bancshares, Inc.                                           2,230          23,170
Sterling Financial Corp.                                            4,535          55,372
Susquehanna Bancshares, Inc.                                        7,010         139,429
SVB Financial Group(a)                                              1,550          75,423
Synovus Financial Corp.                                            10,310         122,070
TCF Financial Corp.                                                 6,480         112,752
UCBH Holdings, Inc.                                                 6,500          47,320
UMB Financial Corp.                                                 1,630          80,913
Umpqua Holdings Corp.                                               7,100         104,725
United Bankshares, Inc.                                             2,530          73,598
United Community Banks, Inc.                                        1,570          21,556
Westamerica Bancorp                                                 1,530          89,413
Whitney Holding Corp.                                               3,990          93,406
Wilmington Trust Corp.                                              3,730         122,642
Wilshire Bancorp, Inc.                                             10,810          89,074
Wintrust Financial Corp.                                            1,340          42,505
                                                                             ------------
                                                                                3,679,056
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (3.8%)
ABM Industries, Inc.                                                4,310          90,251
Administaff, Inc.                                                     960          25,142
Angelica Corp.                                                      4,450          71,912
Bowne & Co., Inc.                                                     910          15,142
Brady Corp.                                                         2,060          69,937
CDI Corp.                                                           2,350          63,920
ChoicePoint, Inc.(a)                                                2,670         129,094
Coinstar, Inc.(a)                                                   4,880         155,623
Consolidated Graphics, Inc.(a)                                        610          35,484
Copart, Inc.(a)                                                     3,770         154,080
Corrections Corp. of America(a)                                     4,240         108,120
Deluxe Corp.                                                        2,170          46,134
G & K Services, Inc., Class A                                         860          27,116

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Healthcare Services Group                                           1,355    $     20,677
Heidrick & Struggles International, Inc.                              790          23,645
Herman Miller, Inc.                                                 2,060          48,060
HMS Holdings Corp.(a)                                                 760          19,585
HNI Corp.                                                           1,750          38,098
Kelly Services, Inc., Class A                                       8,010         178,222
Korn/Ferry International, Inc.(a)                                   5,350          99,831
Manpower, Inc.                                                      3,960         265,835
Mine Safety Appliances Co.                                          2,080          77,314
Mobile Mini, Inc.(a)                                                1,190          25,288
Navigant Consulting, Inc.(a)                                        7,520         151,302
On Assignment, Inc.(a)                                              1,130           7,944
Republic Services, Inc., Class A                                    5,140         163,401
Rollins, Inc.                                                       3,780          60,215
School Specialty, Inc.(a)                                             800          23,552
Spherion Corp.(a)                                                  13,950          68,913
Standard Register Co.                                               7,240          68,635
Stericycle, Inc.(a)                                                 3,830         204,445
Tetra Tech, Inc.(a)                                                 1,940          40,992
The Brink's Co.                                                     1,880         136,770
The Corporate Executive Board Co.                                   2,870         125,046
The Dun & Bradstreet Corp.                                          3,120         263,016
TrueBlue, Inc.(a)                                                   1,440          18,331
United Stationers, Inc.(a)                                          1,600          70,544
Viad Corp.                                                            960          30,202
Volt Information Sciences, Inc.(a)                                  7,055          94,114
Waste Connections, Inc.(a)                                          3,455         110,802
Watson Wyatt & Co. Holdings                                         1,730         101,413
Wright Express Corp.(a)                                             5,860         193,380
                                                                             ------------
                                                                                3,721,527
                                                                             ------------
COMMUNICATIONS EQUIPMENT (1.6%)
ADC Telecommunications, Inc.(a)                                     3,910          54,818
ADTRAN, Inc.                                                        2,030          48,030
Arris Group, Inc.(a)                                                4,269          34,579
Avocent Corp.(a)                                                    1,910          37,264
Bel Fuse, Inc.                                                        720          18,770
Belden CDT, Inc.                                                    1,860          62,756
Black Box Corp.                                                     1,870          55,595
Blue Coat Systems, Inc.(a)                                          1,360          28,710
CommScope, Inc.(a)                                                  2,700         128,385
Comtech Telecommunications Corp.(a)                                 2,540          98,374
Digi International, Inc.(a)                                           790           6,510
Ditech Networks, Inc.(a)                                           10,130          28,870
Dycom Industries, Inc.(a)                                           1,420          20,420
F5 Networks, Inc.(a)                                                7,690         174,025
Foundry Networks, Inc.(a)                                           4,960          63,141
Harmonic, Inc.(a)                                                   2,830          23,404
Harris Corp.                                                        6,050         326,881
NETGEAR, Inc.(a)                                                    5,610          90,938
Network Equipment Technologies, Inc.(a)                               920           5,980
PCTEL, Inc.(a)                                                        750           6,165
Plantronics, Inc.                                                   4,570         113,839
Polycom, Inc.(a)                                                    3,230          72,352
Symmetricom, Inc.(a)                                                6,030          25,869
Tollgrade Communications, Inc.(a)                                     500           2,520
ViaSat, Inc.(a)                                                     2,290          50,609
                                                                             ------------
                                                                                1,578,804
                                                                             ------------
COMPUTERS & PERIPHERALS (1.1%)
Adaptec, Inc.(a)                                                    3,850          10,741
Avid Technology, Inc.(a)                                            1,440          30,053
Diebold, Inc.                                                       3,630         142,296
Hutchinson Technology, Inc.(a)                                        970          13,716
Imation Corp.                                                       6,710         156,880
NCR Corp.(a)                                                        6,250         153,937
Novatel Wireless, Inc.(a)                                           1,100           9,812
Palm, Inc.                                                         12,950          74,592
Stratasys, Inc.(a)                                                  2,570          49,961
Synaptics, Inc.(a)                                                  1,040          35,298
Western Digital Corp.(a)                                           11,780         341,502
                                                                             ------------
                                                                                1,018,788
                                                                             ------------
CONSTRUCTION & ENGINEERING (0.8%)
EMCOR Group, Inc.(a)                                                2,450          61,397
Granite Construction, Inc.                                          1,430          49,049
Insituform Technologies, Inc., Class A(a)                           2,290          38,747
KBR, Inc.                                                           6,230         179,673
Quanta Services, Inc.(a)                                            6,280         166,671
Shaw Group, Inc.(a)                                                 3,080         152,214
URS Corp.(a)                                                        3,300         133,122
                                                                             ------------
                                                                                  780,873
                                                                             ------------
CONSTRUCTION MATERIALS (0.4%)
Headwaters, Inc.(a)                                                10,030         114,643
Martin Marietta Materials, Inc.                                     1,690         184,852
Texas Industries, Inc.                                              1,200          92,892
                                                                             ------------
                                                                                  392,387
                                                                             ------------
CONSUMER FINANCE (0.4%)
AmeriCredit Corp.(a)                                               11,000         153,560
Cash America International, Inc.                                    1,300          53,027
First Cash Financial Services, Inc.(a)                              4,130          61,289
Rewards Network, Inc.(a)                                              940           4,531
World Acceptance Corp.(a)                                           3,150         124,047
                                                                             ------------
                                                                                  396,454
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
CONTAINERS & PACKAGING (0.7%)
AptarGroup, Inc.                                                    2,610    $    115,232
Chesapeake Corp.(a)                                                21,710          95,090
Myers Industries, Inc.                                                870          10,945
Packaging Corp. of America                                          3,030          66,599
Rock-Tenn Co., Class A                                              4,210         142,845
Sonoco Products Co.                                                 4,900         161,455
Temple-Inland, Inc.                                                 3,660          42,712
                                                                             ------------
                                                                                  634,878
                                                                             ------------
DISTRIBUTORS (0.2%)
Audiovox Corp., Class A(a)                                          3,370          36,800
Building Materials Holding Corp.                                   25,540         119,017
                                                                             ------------
                                                                                  155,817
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES (1.7%)
Bright Horizons Family Solutions, Inc.(a)                           2,500         118,525
Career Education Corp.(a)                                           7,440         149,916
Corinthian Colleges, Inc.(a)                                        7,770          88,189
DeVry, Inc.                                                         2,300         131,100
Hillenbrand, Inc.(a)                                                2,230          42,459
ITT Educational Services, Inc.(a)                                   2,280         174,785
Matthews International Corp., Class A                               2,620         129,533
NutriSystem, Inc.(a)                                                8,100         162,648
Pre-Paid Legal Services, Inc.(a)                                    2,320         101,477
Regis Corp.                                                         3,150          91,980
Service Corp. International                                         8,610          95,657
Sotheby's                                                           4,360         120,772
Strayer Education, Inc.                                             1,150         213,543
Universal Technical Institute, Inc.(a)                              3,520          39,917
                                                                             ------------
                                                                                1,660,501
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Financial Federal Corp.                                             2,540          59,309
Portfolio Recovery Associates, Inc.                                 3,510         154,475
                                                                             ------------
                                                                                  213,784
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (0.2%)
Cincinnati Bell, Inc.(a)                                            7,770          36,053
FairPoint Communications, Inc.                                      2,800          25,788
General Communication, Inc., Class A(a)                             1,510           9,377
NeuStar, Inc., Class A(a)                                           2,910          80,054
                                                                             ------------
                                                                                  151,272
                                                                             ------------
ELECTRIC UTILITIES (1.3%)
ALLETE, Inc.                                                        2,480         103,590
Central Vermont Public Service Corp.                                2,100          48,930
Cleco Corp.                                                         3,290          78,993
DPL, Inc.                                                           3,750         104,363
El Paso Electric Co.(a)                                             1,540          34,758
Great Plains Energy, Inc.                                           5,230         134,097
Hawaiian Electric Industries, Inc.                                  5,260         129,343
IDACORP, Inc.                                                       2,950          95,698
Northeast Utilities                                                 5,390         141,865
Sierra Pacific Resources                                            8,940         121,852
UIL Holdings Corp.                                                  2,460          76,998
Unisource Energy Corp.                                              3,200          99,968
Westar Energy, Inc.                                                 5,250         121,747
                                                                             ------------
                                                                                1,292,202
                                                                             ------------
ELECTRICAL EQUIPMENT (1.0%)
A.O. Smith Corp.                                                    2,390          73,947
Acuity Brands, Inc.                                                 1,740          83,242
AMETEK, Inc.                                                        3,990         193,595
Baldor Electric Co.                                                 1,970          63,828
C&D Technologies, Inc.(a)                                           4,700          25,944
Hubbell, Inc., ClassB                                               2,350         105,115
MagneTek, Inc.(a)                                                   1,070           3,745
REGAL-BELOIT Corp.                                                  1,460          54,151
Roper Industries, Inc.                                              3,550         220,526
Thomas & Betts Corp.(a)                                             2,110          79,041
Vicor Corp.                                                           570           6,874
Woodward Governor Co.                                               1,980          69,557
                                                                             ------------
                                                                                  979,565
                                                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (3.1%)
Agilysys, Inc.                                                        710           7,782
Amphenol Corp., Class A                                             8,240         380,523
Anixter International, Inc.(a)                                      1,330          75,770
Arrow Electronics, Inc.(a)                                          5,650         153,736
Avnet, Inc.(a)                                                      5,660         148,235
Benchmark Electronics, Inc.(a)                                      4,110          73,076
Brightpoint, Inc.(a)                                                5,620          51,479
Checkpoint Systems, Inc.(a)                                         1,590          41,229
Cognex Corp.                                                        1,580          39,816
CTS Corp.                                                           4,570          51,412
Daktronics, Inc.                                                    3,720          55,019
Electro Scientific Industries, Inc.(a)                                970          15,918
FARO Technologies, Inc.(a)                                          3,470         122,283
FLIR Systems, Inc.(a)                                               8,680         297,984
Gerber Scientific, Inc.(a)                                          3,070          28,459
Ingram Micro, Inc.(a)                                               9,170         155,982
Insight Enterprises, Inc.(a)                                        4,380          52,823
Itron, Inc.(a)                                                      1,240         115,419
Keithley Instruments, Inc.                                            440           4,629
KEMET Corp.(a)                                                      8,110          33,008
Littelfuse, Inc.(a)                                                 1,050          38,598
LoJack Corp.(a)                                                     3,360          33,230

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Mercury Computer Systems, Inc.(a)                                     790    $      6,336
Methode Electronics, Inc.                                           2,880          31,219
MTS Systems Corp.                                                     870          29,911
National Instruments Corp.                                          2,040          60,017
Newport Corp.(a)                                                    1,130          13,006
Park Electrochemical Corp.                                          2,290          62,059
Photon Dynamics, Inc.(a)                                              550           6,089
Planar Systems, Inc.(a)                                               670           1,528
Plexus Corp.(a)                                                     1,700          40,953
RadiSys Corp.(a)                                                      710           6,695
Rogers Corp.(a)                                                       880          28,107
ScanSource, Inc.(a)                                                 2,800          69,916
SYNNEX Corp.(a)                                                     6,850         163,578
Tech Data Corp.(a)                                                  3,830         128,726
Technitrol, Inc.                                                    1,530          32,130
Trimble Navigation Ltd.(a)                                          5,940         194,773
TTM Technologies, Inc.(a)                                           1,280          17,037
Vishay Intertechnology, Inc.(a)                                     9,590          90,625
X-Rite, Inc.(a)                                                     1,000           2,520
                                                                             ------------
                                                                                2,961,635
                                                                             ------------
ENERGY EQUIPMENT & SERVICES (3.3%)
Atwood Oceanics, Inc.(a)                                            1,050         105,725
Basic Energy Services, Inc.(a)                                      7,250         168,200
Bristow Group, Inc.(a)                                                970          51,168
CARBO Ceramics, Inc.                                                2,350         111,695
Dril-Quip, Inc.(a)                                                  1,540          88,026
Exterran Holdings, Inc.(a)                                          2,560         170,982
FMC Technologies, Inc.(a)                                           5,840         392,448
Gulf Island Fabrication, Inc.                                         360          14,234
Helix Energy Solutions Group, Inc.(a)                               5,820         201,081
Helmerich & Payne, Inc.                                             3,720         199,950
ION Geophysical Corp.(a)                                            2,680          42,692
Lufkin Industries, Inc.                                               660          49,797
Matrix Service Co.(a)                                               1,030          20,713
NATCO Group, Inc., Class A(a)                                         700          35,420
National-Oilwell Varco, Inc.(a)                                     2,789         190,891
Oceaneering International, Inc.(a)                                  2,890         192,994
Patterson-UTI Energy, Inc.                                          5,240         146,406
Pride International, Inc.(a)                                        5,980         253,851
SEACOR Holdings, Inc.(a)                                            1,020          86,812
Superior Energy Services, Inc.(a)                                   2,960         131,365
Superior Well Services, Inc.(a)                                     2,900          69,049
TETRA Technologies, Inc.(a)                                         2,430          39,512
Tidewater, Inc.                                                     2,140         139,571
Unit Corp.(a)                                                       3,980         252,770
W-H Energy Services, Inc.(a)                                        1,180          91,202
                                                                             ------------
                                                                                3,246,554
                                                                             ------------
FOOD & STAPLES RETAILING (0.8%)
BJ's Wholesale Club, Inc.(a)                                        2,360          89,963
Casey's General Stores, Inc.                                        1,710          37,842
Great Atlantic & Pacific Tea Co., Inc.(a)                           1,690          46,509
Longs Drug Stores Corp.                                             1,900          76,114
Nash Finch Co.                                                      3,800         139,004
Performance Food Group Co.(a)                                       4,120         137,855
Ruddick Corp.                                                       2,050          79,335
Spartan Stores, Inc.                                                3,980          83,103
United Natural Foods, Inc.(a)                                       3,370          66,726
                                                                             ------------
                                                                                  756,451
                                                                             ------------
FOOD PRODUCTS (1.1%)
Corn Products International, Inc.                                   2,780         128,936
Flowers Foods, Inc.                                                 2,495          64,596
Hain Celestial Group, Inc.(a)                                       1,400          34,552
Hormel Foods Corp.                                                  2,360          93,008
J & J Snack Foods Corp.                                               630          18,043
J.M. Smucker Co.                                                    2,730         136,172
Lancaster Colony Corp.                                                900          34,371
Lance, Inc.                                                         2,160          45,274
Mannatech, Inc.                                                    21,550         140,721
Peet's Coffee & Tea, Inc.(a)                                          450          10,454
Ralcorp Holdings, Inc.(a)                                           1,150          70,196
Sanderson Farms, Inc.                                                 710          29,586
Smithfield Foods, Inc.(a)                                           5,820         166,918
Tootsie Roll Industries, Inc.                                         950          23,113
TreeHouse Foods, Inc.(a)                                            1,130          25,617
                                                                             ------------
                                                                                1,021,557
                                                                             ------------
GAS UTILITIES (2.3%)
AGL Resources, Inc.                                                 4,390         149,260
Atmos Energy Corp.                                                  7,490         207,323
Energen Corp.                                                       2,680         182,883
Equitable Resources, Inc.                                           4,560         302,647
Laclede Group, Inc.                                                 3,480         131,614
National Fuel Gas Co.                                               3,120         159,682
New Jersey Resources Corp.                                          2,610          83,128
Northwest Natural Gas Co.                                           1,750          78,522
ONEOK, Inc.                                                         5,480         263,698
Piedmont Natural Gas Co., Inc.                                      3,660          96,221
South Jersey Industries, Inc.                                       1,150          41,987
Southern Union Co.                                                  5,440         139,373
Southwest Gas Corp.                                                 4,270         123,275
UGI Corp.                                                           5,000         130,000
WGL Holdings, Inc.                                                  3,660         120,048
                                                                             ------------
                                                                                2,209,661
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
HEALTH CARE EQUIPMENT & SUPPLIES (4.0%)
Abaxis, Inc.(a)                                                     2,690    $     68,541
Advanced Medical Optics, Inc.(a)                                    2,320          48,720
Allscripts Healthcare Solutions, Inc.(a)                            1,960          21,874
American Medical Systems Holdings, Inc.(a)                          4,590          64,719
Analogic Corp.                                                        630          36,282
ArthroCare Corp.(a)                                                 1,110          50,017
Beckman Coulter, Inc.                                               2,470         168,701
BioLase Technology, Inc.(a)                                           890           2,314
CONMED Corp.(a)                                                     1,010          25,775
Cooper Cos., Inc.                                                   3,520         123,200
Cyberonics, Inc.(a)                                                   730          11,534
Datascope Corp.                                                     1,490          55,815
DENTSPLY International, Inc.                                        5,290         205,622
Edwards Lifesciences Corp.(a)                                       2,200         121,924
Gen-Probe, Inc.(a)                                                  3,210         180,916
Greatbatch, Inc.(a)                                                   840          15,271
Haemonetics Corp.(a)                                                1,420          81,267
Hill-Rom Holdings, Inc.                                             2,320          58,302
Hologic, Inc.(a)                                                   12,210         356,410
ICU Medical, Inc.(a)                                                1,580          39,690
IDEXX Laboratories, Inc.(a)                                         3,320         176,624
Immucor, Inc.(a)                                                    5,490         148,120
Integra LifeSciences Holdings(a)                                    2,550         108,043
Intuitive Surgical, Inc.(a)                                         1,810         523,560
Invacare Corp.                                                      1,090          19,664
Kensey Nash Corp.(a)                                                1,860          54,238
Kinetic Concepts, Inc.(a)                                           4,300         170,538
Mentor Corp.                                                        1,410          41,271
Meridian Bioscience, Inc.                                           1,330          35,817
Merit Medical Systems, Inc.(a)                                      3,440          50,602
Osteotech, Inc.(a)                                                    830           4,200
Palomar Medical Technologies, Inc.(a)                               8,390         118,299
ResMed, Inc.(a)                                                     4,390         189,297
STERIS Corp.                                                        2,110          58,468
SurModics, Inc.(a)                                                  1,550          68,928
Symmetry Medical, Inc.(a)                                           1,160          16,275
Techne Corp.(a)                                                     2,530         183,475
Theragenics Corp.(a)                                                1,190           5,057
Varian, Inc.(a)                                                     1,270          64,681
Vital Signs, Inc.                                                     440          23,025
West Pharmaceutical Services, Inc.                                  1,320          61,921
Zoll Medical Corp.(a)                                                 720          24,034
                                                                             ------------
                                                                                3,883,031
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES (3.3%)
Air Methods Corp.(a)                                                1,720          68,972
Amedisys, Inc.(a)                                                   1,929          99,922
AMERIGROUP Corp.(a)                                                 2,100          54,579
AMN Healthcare Services, Inc.(a)                                    5,180          75,576
AmSurg Corp.(a)                                                     2,920          74,577
Apria Healthcare Group, Inc.(a)                                     5,160          90,919
Centene Corp.(a)                                                    1,570          28,841
Chemed Corp.                                                        1,080          36,828
Cross Country Healthcare, Inc.(a)                                   1,010          12,080
CryoLife, Inc.(a)                                                     800           8,496
Gentiva Health Services, Inc.(a)                                    2,090          45,437
Health Net, Inc.(a)                                                 4,280         125,361
HealthExtras, Inc.(a)                                               7,010         197,822
Healthways, Inc.(a)                                                 3,080         112,513
Henry Schein, Inc.(a)                                               4,130         228,678
inVentiv Health, Inc.(a)                                            4,610         137,055
Kindred Healthcare, Inc.(a)                                         4,370         103,700
LCA-Vision, Inc.                                                    8,020          81,082
LHC Group, Inc.(a)                                                  6,230          97,188
LifePoint Hospitals, Inc.(a)                                        2,260          68,071
Lincare Holdings, Inc.(a)                                           4,770         116,102
Matria Healthcare, Inc.(a)                                            780          19,890
MedCath Corp.(a)                                                    2,080          38,605
Molina Healthcare, Inc.(a)                                          2,730          67,786
Odyssey Healthcare, Inc.(a)                                         1,220          11,163
Omnicare, Inc.                                                      7,140         145,299
Owens & Minor, Inc.                                                 2,570         116,473
Pediatrix Medical Group, Inc.(a)                                    2,810         191,136
PharMerica Corp.(a)                                                 4,070          69,312
PSS World Medical, Inc.(a)                                          2,120          34,916
Psychiatric Solutions, Inc.(a)                                      6,550         227,351
RehabCare, Inc.(a)                                                    680          11,560
Res-Care, Inc.(a)                                                     880          14,335
Sunrise Senior Living, Inc.(a)                                      4,220          90,519
USANA Health Sciences, Inc.(a)                                      3,800          74,100
VCA Antech, Inc.(a)                                                 5,690         184,185
WellCare Health Plans, Inc.(a)                                      1,650          72,237
                                                                             ------------
                                                                                3,232,666
                                                                             ------------
HEALTH CARE TECHNOLOGY (0.0%)(a)
Omnicell, Inc.                                                      1,190          14,304
Phase Forward, Inc.                                                 1,420          26,128
                                                                             ------------
                                                                                   40,432
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE (1.7%)
Bob Evans Farms, Inc.                                               2,760          77,473
Brinker International, Inc.                                         3,730          84,634
California Pizza Kitchen, Inc.(a)                                     990          15,434
CBRL Group, Inc.                                                    1,150          42,481
CEC Entertainment, Inc.(a)                                          3,650         135,780
Cheesecake Factory(a)                                               4,910         111,113
CKE Restaurants, Inc.                                               3,350          35,141

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
IHOP Corp.                                                            770    $     35,913
International Speedway Corp., Class A                               1,580          67,024
Jack in the Box, Inc.(a)                                            2,310          61,792
LIFE TIME FITNESS, Inc.(a)                                          1,580          57,433
Marcus Corp.                                                          790          13,106
O'Charley's, Inc.                                                   5,840          67,744
P.F. Chang's China Bistro, Inc.(a)                                  4,020         124,741
Panera Bread Co., Class A(a)                                        4,210         220,015
Papa John's International, Inc.(a)                                  3,870         104,490
Red Robin Gourmet Burgers, Inc.(a)                                    830          34,096
Ruby Tuesday, Inc.                                                  9,490          80,760
Ruth's Chris Steak House, Inc.(a)                                     830           6,101
Sonic Corp.(a)                                                      5,300         116,547
Texas Roadhouse, Inc., Class A(a)                                   1,760          20,768
The Steak n Shake Co.(a)                                            3,590          28,361
Triarc Cos., Inc., Class B                                         12,650          89,815
                                                                             ------------
                                                                                1,630,762
                                                                             ------------
HOUSEHOLD DURABLES (2.5%)
American Greetings Corp., Class A                                   1,810          32,399
Bassett Furniture Industries, Inc.                                 16,530         197,368
Blyth, Inc.                                                           850          14,314
Champion Enterprises, Inc.(a)                                       2,450          25,284
Ethan Allen Interiors, Inc.                                         2,670          73,345
Furniture Brands International, Inc.                               17,570         238,074
Hovnanian Enterprises, Inc., Class A(a)                             1,370          16,193
Interface, Inc.                                                     1,830          23,497
La-Z-Boy, Inc.                                                     21,510         137,019
Libbey, Inc.                                                        3,740          53,108
M.D.C. Holdings, Inc.                                               1,540          67,113
M/I Homes, Inc.                                                    10,560         181,104
Meritage Homes Corp.(a)                                             8,520         161,624
Mohawk Industries, Inc.(a)                                          2,320         176,761
National Presto Industries, Inc.                                    1,840          99,710
NVR, Inc.(a)                                                          465         285,277
Russ Berrie & Co., Inc.(a)                                            610           8,552
Ryland Group, Inc.                                                  6,450         206,271
Skyline Corp.                                                         490          13,485
Standard Pacific Corp.                                             22,750         115,115
Toll Brothers, Inc.(a)                                              9,850         223,004
Tupperware Corp.                                                    2,320          91,408
Universal Electronics, Inc.(a)                                        660          16,962
                                                                             ------------
                                                                                2,456,987
                                                                             ------------
HOUSEHOLD PRODUCTS (0.6%)
Central Garden & Pet Co., Class A(a)                               19,530          98,041
Church & Dwight Co., Inc.                                           3,420         194,325
Energizer Holdings, Inc.(a)                                         3,270         258,526
Spectrum Brands, Inc.(a)                                            7,970          35,785
WD-40 Co.                                                             610          18,983
                                                                             ------------
                                                                                  605,660
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Black Hills Corp.                                                   2,580         100,646
                                                                             ------------
INDUSTRIAL CONGLOMERATES (0.4%)
Carlisle Cos., Inc.                                                 2,310          66,713
Standex International Corp.                                         5,970         125,847
Teleflex, Inc.                                                      2,140         117,893
Tredegar Corp.                                                      3,730          60,948
                                                                             ------------
                                                                                  371,401
                                                                             ------------
INSURANCE (4.0%)
American Financial Group, Inc.                                      4,080         111,874
Arthur J. Gallagher  & Co.                                          4,390         107,862
Brown & Brown, Inc.                                                 6,740         129,408
Delphi Financial Group, Inc., Class A                               1,695          46,138
Everest Re Group Ltd.                                               3,080         278,278
Fidelity National Financial, Inc., Class A                         16,900         270,231
First American Financial Corp.                                      6,770         222,056
HCC Insurance Holdings, Inc.                                        3,990          98,473
Hilb, Rogal & Hobbs Co.                                             1,640          47,445
Horace Mann Educators Corp.                                         2,930          49,576
Infinity Property & Casualty Corp.                                  2,980         115,505
LandAmerica Financial Group, Inc.                                   6,470         185,689
Mercury General Corp.                                               2,880         143,683
Old Republic International Corp.                                   13,090         187,842
Philadelphia Consolidated Holding Corp.(a)                          4,260         157,109
Presidential Life Corp.                                             3,870          65,635
ProAssurance Corp.(a)                                               1,450          76,604
Protective Life Corp.                                               4,490         191,364
RLI Corp.                                                             960          46,080
Safety Insurance Group, Inc.                                        3,110         111,649
SCPIE Holdings, Inc.(a)                                               300           8,334
Selective Insurance Group, Inc.                                     3,810          81,229
StanCorp Financial Group, Inc.                                      2,080         106,579
Stewart Information Services Corp.                                  7,560         185,144
The Commerce Group, Inc.                                            2,540          92,558
The Hanover Insurance Group, Inc.                                   3,030         135,986
The Navigators Group, Inc.(a)                                         670          32,830
The PMI Group, Inc.                                                 7,530          42,394
Tower Group, Inc.                                                     720          16,913
United Fire & Casualty Co.                                          1,940          63,923
Unitrin, Inc.                                                       3,560         135,066
W.R. Berkley Corp.                                                  8,200         210,658
Zenith National Insurance Corp.                                     4,145         153,945
                                                                             ------------
                                                                                3,908,060
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
INTERNET & CATALOG RETAIL (0.1%)
Netflix, Inc.(a)                                                    1,760    $     56,285
                                                                             ------------
INTERNET SOFTWARE & SERVICES (1.8%)
Bankrate, Inc.(a)                                                   3,650         190,676
Blue Nile, Inc.(a)                                                    730          36,259
Concur Technologies, Inc.(a)                                        3,810         126,263
DealerTrack Holdings, Inc.(a)                                       4,990          96,008
Digital River, Inc.(a)                                              6,010         197,428
InfoSpace, Inc.                                                     5,530          66,692
J2 Global Communications, Inc.(a)                                   8,500         181,900
McAfee, Inc.(a)                                                     8,000         266,000
Perficient, Inc.(a)                                                   970           8,905
PetMed Express, Inc.(a)                                            10,110         113,434
Stamps.com, Inc.(a)                                                 5,390          73,897
The Knot, Inc.(a)                                                     880          10,331
United Online, Inc.                                                 9,120          97,402
ValueClick, Inc.(a)                                                 6,810         135,860
Websense, Inc.(a)                                                   7,810         151,904
                                                                             ------------
                                                                                1,752,959
                                                                             ------------
IT SERVICES (1.8%)
3Com Corp.(a)                                                      12,320          29,445
Acxiom Corp.                                                        6,470          76,540
Alliance Data Systems Corp.(a)                                      4,060         233,085
Broadridge Financial Solutions, Inc.                                4,630          86,211
CACI International, Inc., Class A(a)                                2,800         140,336
Cerner Corp.(a)                                                     3,540         163,796
Ciber, Inc.(a)                                                      7,710          48,265
CSG Systems International, Inc.(a)                                  1,160          14,036
CyberSource Corp.(a)                                                2,246          40,765
DST Systems, Inc.(a)                                                3,550         212,432
Gartner, Inc.(a)                                                    4,080          93,514
Gevity HR, Inc.                                                    22,160          151,131
Global Payments, Inc.                                               4,440         196,514
ManTech International Corp., Class A(a)                               820          39,171
MAXIMUS, Inc.                                                         890          33,749
MPS Group, Inc.(a)                                                  3,040          32,619
SI International, Inc.(a)                                             670          15,370
SRA International, Inc., Class A(a)                                 3,420          89,843
StarTek, Inc.(a)                                                      440           4,149
Sykes Enterprises, Inc.(a)                                          1,070          17,783
                                                                             ------------
                                                                                1,718,754
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (0.6%)
Arctic Cat, Inc.                                                    8,700          65,946
Callaway Golf Co.                                                   2,270          31,190
JAKKS Pacific, Inc.(a)                                              1,180          27,718
MarineMax, Inc.(a)                                                  6,320          72,048
Nautilus Group, Inc.                                               14,700          53,067
Polaris Industries, Inc.                                            3,050         141,977
Pool Corp.                                                          6,770         147,789
RC2 Corp.(a)                                                          900          16,650
Sturm, Ruger & Co., Inc.(a)                                           730           5,490
                                                                             ------------
                                                                                  561,875
                                                                             ------------
LIFE SCIENCES TOOLS AND SERVICES (1.4%)
Affymetrix, Inc.(a)                                                 6,380          69,606
Cambrex Corp.                                                       7,970          46,624
Charles River Laboratories International, Inc.(a)                   3,130         181,696
Covance, Inc.(a)                                                    2,870         240,477
Dionex Corp.(a)                                                     1,780         139,232
Enzo Biochem, Inc.(a)                                               1,040           8,507
Invitrogen Corp.(a)                                                 3,180         297,552
Kendle International, Inc.(a)                                       1,830          78,123
PAREXEL International Corp.(a)                                      1,820          46,228
Pharmaceutical Product Development, Inc.                            5,480         226,982
Pharmanet Development Group, Inc.(a)                                2,160          51,538
                                                                             ------------
                                                                                1,386,565
                                                                             ------------
MACHINERY (4.3%)
AGCO Corp.(a)                                                       3,420         205,645
Albany International Corp., Class A                                 1,250          45,375
Applied Industrial Technologies, Inc.                               1,310          31,650
Astec Industries, Inc.(a)                                             770          28,221
Barnes Group, Inc.                                                  1,640          42,771
Briggs & Stratton Corp.                                             4,370          66,511
Cascade Corp.                                                         400          17,300
CLARCOR, Inc.                                                       2,010          84,340
Crane Co.                                                           2,040          83,518
Donaldson Co., Inc.                                                 3,820         166,323
EnPro Industries, Inc.(a)                                             960          34,848
Federal Signal Corp.                                                8,130         112,844
Flowserve Corp.                                                     2,170         269,275
Gardner Denver, Inc.(a)                                             2,060          95,687
Graco, Inc.                                                         4,380         181,376
Harsco Corp.                                                        3,180         188,669
IDEX Corp.                                                          3,050         111,904
Intevac, Inc.(a)                                                    6,520          86,586
Joy Global, Inc.                                                    5,810         431,392
Kaydon Corp.                                                        1,260          65,986
Kennametal, Inc.                                                    2,970         103,267
Lincoln Electric Holdings, Inc.                                     1,760         134,288
Lindsay Manufacturing Co.                                             470          48,936
Lydall, Inc.(a)                                                     4,370          50,910
Mueller Industries, Inc.                                            2,370          76,717
Nordson Corp.                                                       1,420          83,823
Oshkosh Truck Corp.                                                 3,080         125,048

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Pentair, Inc.                                                       3,770    $    138,849
Robbins & Myers, Inc.                                               1,380          55,007
SPX Corp.                                                           2,120         260,760
The Timken Co.                                                      4,690         169,543
Toro Co.                                                            2,870         121,659
Trinity Industries, Inc.                                            4,800         145,920
Valmont Industries, Inc.                                              710          69,907
Wabash National Corp.                                              22,270         186,623
Watts Water Technologies, Inc.                                      1,190          31,975
                                                                             ------------
                                                                                4,153,453
                                                                             ------------
MARINE (0.3%)
Alexander & Baldwin, Inc.                                           1,780          89,410
Kirby Corp.(a)                                                      2,080         114,067
Overseas Shipholding Group, Inc.                                    1,200          90,312
                                                                             ------------
                                                                                  293,789
                                                                             ------------
MEDIA (1.1%)
4Kids Entertainment, Inc.(a)                                          470           4,160
AH Belo Corp., Class A(a)                                             670           6,533
Belo Corp., Class A                                                 6,770          68,377
Entercom Communications Corp., Class A                              6,810          72,186
Getty Images, Inc.(a)                                               5,040         164,556
Harte-Hanks, Inc.                                                   1,540          21,036
John Wiley & Sons, Inc., Class A                                    3,290         151,504
Lamar Advertising Co., Class A(a)                                   3,330         131,668
Lee Enterprises, Inc.                                              11,060          85,494
Live Nation, Inc.(a)                                                6,620          91,290
Media General, Inc., Class A                                        6,950         102,026
Radio One, Inc., Class D(a)                                         3,110           3,110
Scholastic Corp.(a)                                                 2,180          61,367
Valassis Communications, Inc., Class A(a)                           7,410         105,222
                                                                             ------------
                                                                                1,068,529
                                                                             ------------
METALS & MINING (1.9%)
A.M. Castle & Co.                                                   2,150          66,456
AMCOL International Corp.                                             770          22,869
Brush Engineered Materials, Inc.(a)                                 2,360          73,184
Carpenter Technology Corp.                                          1,910          97,945
Century Aluminum Co.(a)                                             1,150          79,683
Cleveland-Cliffs, Inc.                                              2,920         468,368
Commercial Metals Co.                                               8,040         250,365
Gibraltar Industries, Inc.                                          6,260          65,417
Patriot Coal Corp.(a)                                               1,060          70,013
Reliance Steel & Aluminum Co.                                       2,410         146,480
RTI International Metals, Inc.(a)                                   1,040          42,838
Steel Dynamics, Inc.                                               10,980         382,653
Worthington Industries, Inc.                                        4,470          80,505
                                                                             ------------
                                                                                1,846,776
                                                                             ------------
MULTI-UTILITIES (2.0%)
Alliant Energy Corp.                                                5,370         202,288
Aquila, Inc.(a)                                                    16,720          60,192
Avista Corp.                                                        4,160          85,405
CH Energy Group, Inc.                                               2,900         102,544
Energy East Corp.                                                   7,910         180,348
MDU Resources Group, Inc.                                           6,220         179,571
NSTAR                                                               4,670         150,421
OGE Energy Corp.                                                    4,550         148,739
PNM Resources, Inc.                                                 6,700          97,083
Puget Energy, Inc.                                                  5,610         152,648
SCANA Corp.                                                         5,690         224,357
Vectren Corp.                                                       4,530         128,108
Wisconsin Energy Corp.                                              4,480         212,621
                                                                             ------------
                                                                                1,924,325
                                                                             ------------
MULTILINE RETAIL (0.4%)
99 Cents Only Stores(a)                                             4,280          40,703
Fred's, Inc.                                                        8,910          98,723
Saks, Inc.(a)                                                       4,770          62,057
The Andersons, Inc.                                                   760          34,542
Tuesday Morning Corp.(a)                                           22,270         121,149
                                                                             ------------
                                                                                  357,174
                                                                             ------------
OFFICE ELECTRONICS (0.1%)(a)
Zebra Technologies Corp., Class A                                   2,660          97,755
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (5.0%)
Arch Coal, Inc.                                                     5,340         306,302
Bill Barrett Corp.(a)                                               1,320          67,888
Cabot Oil & Gas Corp., Class A                                      5,080         289,408
Cimarex Energy Co.                                                  5,210         324,583
Denbury Resources, Inc.(a)                                         10,810         330,354
Encore Acquisition Co.(a)                                           6,410         292,488
Forest Oil Corp.(a)                                                 3,310         195,058
Frontier Oil Corp.                                                  6,440         160,034
Hornbeck Offshore Services, Inc.(a)                                 3,200         159,584
Massey Energy Co.                                                   3,050         159,607
Newfield Exploration Co.(a)                                         6,020         365,775
Penn Virginia Corp.                                                 3,280         172,200
Petroleum Development Corp.(a)                                      2,470         185,818
PetroQuest Energy, Inc.(a)                                          1,330          27,637
Pioneer Drilling Co.(a)                                             1,560          25,475
Pioneer Natural Resources Co.                                       5,690         328,484
Plains Exploration & Production Co.(a)                              4,260         265,313
Quicksilver Resources, Inc.(a)                                      5,470         226,950
Southwestern Energy Co.(a)                                         14,050         594,456
St. Mary Land & Exploration Co.                                     5,100         222,972
Stone Energy Corp.(a)                                               1,130          68,862

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Swift Energy Co.(a)                                                 1,230    $     64,132
World Fuel Services Corp.                                           1,220          29,963
                                                                             ------------
                                                                                4,863,343
                                                                             ------------
PAPER & FOREST PRODUCTS (0.3%)
Buckeye Technologies, Inc.(a)                                       1,250          10,787
Deltic Timber Corp.                                                 2,270         119,742
Louisiana-Pacific Corp.                                             8,100          93,231
Neenah Paper, Inc.                                                    760          17,465
Wausau-Mosinee Paper Corp.                                          9,740          75,388
                                                                             ------------
                                                                                  316,613
                                                                             ------------
PERSONAL PRODUCTS (0.3%)
Alberto-Culver Co.                                                  2,750          69,218
Chattem, Inc.(a)                                                    1,530         106,916
NBTY, Inc.(a)                                                       4,560         128,364
                                                                             ------------
                                                                                  304,498
                                                                             ------------
PHARMACEUTICALS (1.0%)
Alpharma, Inc., Class A(a)                                          1,650          40,607
Cubist Pharmaceuticals, Inc.(a)                                     1,920          37,171
Endo Pharmaceuticals Holdings, Inc.(a)                              8,680         215,524
Medicis Pharmaceutical Corp., Class A                               3,640          74,984
Noven Pharmaceuticals, Inc.(a)                                        810           7,371
Par Pharmaceutical Cos., Inc.(a)                                    4,300          73,315
Perrigo Co.                                                         2,830         116,002
Salix Pharmaceuticals Ltd.(a)                                       1,520          10,670
Sciele Pharma, Inc.(a)                                              4,260          82,090
Sepracor, Inc.(a)                                                   9,820         211,621
Valeant Pharmaceuticals International(a)                            3,060          40,637
ViroPharma, Inc.(a)                                                 2,270          20,793
                                                                             ------------
                                                                                  930,785
                                                                             ------------
RADIO BROADCASTING (0.1%)
Arbitron, Inc.                                                      2,880         137,779
                                                                             ------------
REAL ESTATE - OPERATIONS AND DEVELOPMENT (0.0%)(a)
Forestar Real Estate Group, Inc.                                    1,450          36,105
                                                                             ------------
REAL ESTATE INVESTMENT TRUST (5.7%)
Acadia Realty Trust                                                 1,040          26,666
Alexandria Real Estate Equities, Inc.                               1,470         154,394
AMB Property Corp.                                                  3,910         225,802
BioMed Realty Trust, Inc.                                           5,350         139,100
BRE Properties, Inc.                                                2,840         136,178
Camden Property Trust                                               3,340         176,719
Colonial Properties Trust                                           7,210         174,698
Cousins Properties, Inc.                                            2,860          72,673
DiamondRock Hospitality Co.                                         6,030          76,883
Duke Realty Corp.                                                   7,290         178,022
Eastgroup Properties, Inc.                                          1,130          53,912
Entertainment Properties Trust                                      2,290         122,194
Equity One, Inc.                                                    2,520          62,244
Essex Property Trust, Inc.                                          1,210         143,990
Extra Space Storage, Inc.                                           2,160          36,353
Federal Realty Investment Trust                                     2,470         202,910
Health Care REIT, Inc,                                              4,450         215,602
Highwood Properties, Inc.                                           4,540         159,082
Home Properties, Inc.                                               2,720         142,990
Hospitality Properties Trust                                        5,730         184,105
Inland Real Estate Corp.                                            3,970          64,116
Kilroy Realty Corp.                                                 1,580          82,666
Kite Realty Group Trust                                             4,050          54,999
Lexington Corp. Properties Trust                                    5,830          83,952
Liberty Property Trust                                              5,680         198,970
LTC Properties, Inc.                                                2,090          56,911
Macerich Co.                                                        3,050         223,046
Mack-Cali Realty Corp.                                              4,740         184,955
Medical Properties Trust, Inc.                                      7,090          86,144
Mid-America Apartment Communities, Inc.                             2,590         137,296
National Retail Properties, Inc.                                    4,280          98,055
Nationwide Health Properties, Inc.                                  4,790         172,536
Parkway Properties, Inc.                                            2,970         117,790
Pennsylvania Real Estate Investment Trust                           5,080         127,914
Potlatch Corp.                                                      1,660          74,385
PS Business Parks, Inc.                                             1,430          81,853
Rayonier, Inc.                                                      2,930         123,148
Realty Income Corp.                                                 4,670         122,868
Regency Centers Corp.                                               2,960         211,847
Senior Housing Properties Trust                                     5,180         124,061
Sovran Self Storage, Inc.                                           2,300         102,810
Tanger Factory Outlet Centers, Inc.                                 1,320          53,249
UDR, Inc.                                                           6,230         157,494
Weingarten Realty Investors                                         4,160         153,462
                                                                             ------------
                                                                                5,579,044
                                                                             ------------
REAL ESTATE MANAGEMENT - SERVICE (0.2%)
Jones Lang LaSalle, Inc.                                            2,880         223,517
                                                                             ------------
RESTAURANTS (0.2%)(a)
Chipotle Mexican Grill, Inc., Class A                               1,960         192,335
                                                                             ------------
ROAD & RAIL (1.6%)
Arkansas Best Corp.                                                 6,120         241,618
Atmel Corp.(a)                                                     13,390          49,811
Avis Budget Group, Inc.(a)                                         13,330         177,022
Con-way, Inc.                                                       1,930          89,262
Heartland Express, Inc.                                             5,063          78,325

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
J.B. Hunt Transport Services, Inc.                                  3,120    $    105,986
Kansas City Southern(a)                                             3,020         136,142
Knight Transportation, Inc.                                         5,950         101,090
Landstar System, Inc.                                               4,460         231,742
Old Dominion Freight Line, Inc.(a)                                  1,065          32,696
Wabtec Corp.                                                        1,840          78,899
Werner Enterprises, Inc.                                            3,240          63,018
YRC Worldwide, Inc.(a)                                             11,100         180,375
                                                                             ------------
                                                                                1,565,986
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
Actel Corp.(a)                                                        870          14,338
Advanced Energy Industries, Inc.(a)                                 1,240          17,360
ATMI, Inc.(a)                                                       1,450          42,688
Axcelis Technologies, Inc.(a)                                       3,090          16,686
Brooks Automation, Inc.(a)                                          2,150          22,274
Cabot Microelectronics Corp.(a)                                     1,150          39,157
Cohu, Inc.                                                            820          14,243
Cree, Inc.(a)                                                       6,780         176,280
Cymer, Inc.(a)                                                      1,380          35,866
Cypress Semiconductor Corp.(a)                                      5,780         162,534
Diodes, Inc.(a)                                                     2,920          78,957
DSP Group, Inc.(a)                                                  1,000          13,130
Exar Corp.(a)                                                       1,430          12,055
Fairchild Semiconductor International, Inc.(a)                      4,120          53,725
FEI Co.(a)                                                          1,550          33,899
Integrated Device Technology, Inc.(a)                               6,170          65,957
International Rectifier Corp.(a)                                    3,000          68,280
Intersil Corp., Class A                                             4,850         129,592
Kopin Corp.(a)                                                      2,090           6,228
Kulicke & Soffa Industries, Inc.(a)                                 1,730          11,401
Lam Research Corp.(a)                                               4,960         202,566
Micrel, Inc.                                                        1,560          15,319
Microsemi Corp.(a)                                                  2,820          69,090
MKS Instruments, Inc.(a)                                            1,800          41,130
Pericom Semiconductor Corp.(a)                                        860          14,654
Photronics, Inc.(a)                                                 6,300          66,780
RF Micro Devices, Inc.(a)                                           8,910          30,027
Rudolph Technologies, Inc.(a)                                       3,580          36,373
Semtech Corp.(a)                                                    2,080          33,779
Silicon Laboratories, Inc.(a)                                       4,930         166,486
Skyworks Solutions, Inc.(a)                                         4,890          42,494
Standard Microsystems Corp.(a)                                      1,040          30,836
Supertex, Inc.(a)                                                     650          13,949
TriQuint Semiconductor, Inc.(a)                                     4,290          28,271
Ultratech, Inc.(a)                                                    730          10,410
Varian Semiconductor Equipment Associates, Inc.(a)                  3,020         110,623
Veeco Instruments, Inc.(a)                                          1,130          21,278
                                                                             ------------
                                                                                1,948,715
                                                                             ------------
SOFTWARE (3.0%)
ACI Worldwide, Inc.(a)                                              5,800         128,180
Activision, Inc.(a)                                                10,450         282,672
Advent Software, Inc.(a)                                              810          32,287
Ansoft Corp.(a)                                                     4,260         141,262
ANSYS, Inc.(a)                                                      4,430         178,219
Blackbaud, Inc.                                                     4,060          95,369
Cadence Design Systems, Inc.(a)                                     9,240         102,841
Captaris, Inc.(a)                                                     900           4,347
Catapult Communications Corp.(a)                                      400           2,888
Epicor Software Corp.(a)                                           11,190          89,520
EPIQ Systems, Inc.(a)                                               4,355          67,241
FactSet Research Systems, Inc.                                      3,310         198,699
Fair Issac Corp.                                                    3,700          91,649
Informatica Corp.(a)                                                2,940          46,922
Jack Henry & Associates, Inc.                                       2,660          69,905
JDA Software Group, Inc.(a)                                           910          17,199
Macrovision Corp.(a)                                                3,920          61,858
Manhattan Associates, Inc.(a)                                         880          22,889
Mentor Graphics Corp.(a)                                            2,940          29,606
Metavante Technologies, Inc.(a)                                     3,310          78,017
MICROS Systems, Inc.(a)                                             4,630         165,059
Parametric Technology Corp.(a)                                      3,850          67,106
Phoenix Technologies Ltd.(a)                                          800           9,432
Progress Software Corp.(a)                                          1,570          47,461
Quality Systems, Inc.                                               4,250         136,510
Radiant Systems, Inc.(a)                                              840          11,332
Secure Computing Corp.(a)                                          10,630          70,371
Smith Micro Software, Inc.(a)                                      10,160          87,681
Sonic Solutions(a)                                                  7,890          72,509
SPSS, Inc.(a)                                                       2,760         116,582
Sybase, Inc.(a)                                                     2,820          82,964
Synopsys, Inc.(a)                                                   5,140         118,785
THQ, Inc.(a)                                                        2,520          53,626
Tyler Technologies, Inc.(a)                                         4,800          69,456
Wind River Systems, Inc.(a)                                         2,360          19,446
                                                                             ------------
                                                                                2,869,890
                                                                             ------------
SPECIALTY RETAIL (6.0%)
Aaron Rents, Inc.                                                   1,990          49,551
Advance Auto Parts, Inc.                                            5,500         190,740
Aeropostale, Inc.(a)                                                7,440         236,518
American Eagle Outfitters, Inc.                                    10,730         197,110
AnnTaylor Stores Corp.(a)                                           2,520          63,756
Big 5 Sporting Goods Corp.                                          2,890          26,559
Borders Group, Inc.                                                10,450          65,835
Cabela's, Inc.(a)                                                   2,910          39,372
CarMax, Inc.(a)                                                     7,970         165,378
Cato Corp.                                                          5,920          95,845

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Charlotte Russe Holding, Inc.(a)                                      790    $     12,545
Charming Shoppes, Inc.(a)                                          24,500         126,420
Chico's FAS, Inc.(a)                                               17,600         124,432
Children's Place Retail Stores, Inc.(a)                             1,070          24,878
Christopher & Banks Corp.                                           5,610          66,479
Coldwater Creek, Inc.(a)                                            1,950          10,413
Collective Brands, Inc.(a)                                          5,300          65,561
CPI Corp.                                                           1,910          36,023
Dick's Sporting Goods, Inc.(a)                                      3,110          88,946
Dollar Tree, Inc.(a)                                                5,900         186,440
Finish Line, Inc., Class A                                         53,470         351,298
Foot Locker, Inc.                                                  13,530         171,155
Genesco, Inc.(a)                                                    1,020          22,603
Group 1 Automotive, Inc.                                            6,430         171,552
Guess?, Inc.                                                        3,070         117,520
Gymboree Corp.(a)                                                   3,970         171,583
Haverty Furniture Cos., Inc.                                       14,010         127,911
Hibbett Sports, Inc.(a)                                             5,020          91,665
Hot Topic, Inc.(a)                                                  1,500           7,965
Jo-Ann Stores, Inc.(a)                                              8,960         169,702
Jos. A. Bank Clothiers, Inc.(a)                                     3,622          88,413
Lithia Motors, Inc., Class A                                       11,980         107,820
Men's Wearhouse, Inc.                                               2,210          58,852
Midas Group, Inc.(a)                                                  510           7,920
Movado Group, Inc.                                                    880          19,219
O'Reilly Automotive, Inc.(a)                                        5,900         170,333
Pacific Sunwear of California, Inc.(a)                              7,540         101,111
PETsMart, Inc.                                                      4,800         107,424
Rent-A-Center, Inc.(a)                                              7,140         153,724
Ross Stores, Inc.                                                   8,290         277,632
Select Comfort Corp.(a)                                            10,810          32,646
Sonic Automotive, Inc., Class A                                     7,320         148,523
Stage Stores, Inc.                                                  9,982         157,117
Stein Mart, Inc.                                                   34,190         182,233
The Dress Barn, Inc.(a)                                             5,890          79,279
The Pep Boys - Manny, Moe & Jack                                   11,340         101,153
Tractor Supply Co.(a)                                               3,520         125,171
Tween Brands, Inc.(a)                                                 900          17,100
Urban Outfitters, Inc.(a)                                           8,230         281,878
Williams-Sonoma, Inc.                                               6,010         158,664
Zale Corp.(a)                                                       5,570         115,410
Zumiez, Inc.(a)                                                     4,910         102,865
                                                                             ------------
                                                                                5,870,242
                                                                             ------------
TEXTILES APPAREL & LUXURY GOODS (1.5%)
Brown Shoe Company, Inc.                                            5,845          97,495
Crocs, Inc.(a)                                                      6,140          62,689
Deckers Outdoor Corp.(a)                                              930         128,405
Fossil, Inc.(a)                                                     3,210         114,886
Hanesbrands, Inc.(a)                                                3,600         126,072
Iconix Brand Group, Inc.(a)                                         1,970          31,362
K-Swiss, Inc., Class A                                              6,760          99,034
Maidenform Brands, Inc.(a)                                            700          10,430
Oxford Industries, Inc.                                             4,800         133,392
Perry Ellis International, Inc.(a)                                    570          13,019
Phillips-Van Heusen Corp.                                           2,230          94,128
Quiksilver, Inc.(a)                                                 4,150          40,380
Skechers U.S.A., Inc., Class A(a)                                   1,180          27,907
The Timberland Co., Class A(a)                                      5,830          85,118
The Warnaco Group, Inc.(a)                                          3,550         163,797
UniFirst Corp.                                                        680          31,831
Volcom, Inc.(a)                                                     5,770         109,572
Wolverine World Wide, Inc.                                          1,870          53,744
                                                                             ------------
                                                                                1,423,261
                                                                             ------------
THRIFTS & MORTGAGE FINANCE (1.5%)
Anchor BanCorp of Wisconsin, Inc.                                   1,500          22,785
Astoria Financial Corp.                                             4,060          96,222
Bank Mutual Corp.                                                   3,870          43,305
BankAtlantic Bancorp, Inc., Class A                                20,980          64,618
BankUnited Financial Corp., Class A                                13,390          52,623
Brookline Bancorp, Inc.                                             4,410          47,628
Corus Bankshares, Inc.                                             13,780         101,007
Dime Community Bancshares, Inc.                                     2,910          54,330
Downey Financial Corp.                                              3,110          43,975
First Niagara Financial Group, Inc.                                 7,840         113,131
FirstFed Financial Corp.(a)                                         2,340          35,755
Flagstar Bancorp, Inc.                                             21,820         133,538
Franklin Bank Corp.(a)                                             20,670          32,039
Guaranty Financial Group, Inc.(a)                                   3,950          30,218
IndyMac Bancorp, Inc.                                              27,200          88,400
New York Community Bancorp, Inc.                                   13,640         254,659
Radian Group, Inc.                                                  2,580          13,932
TrustCo Bank Corp. NY                                               4,380          38,237
Washington Federal, Inc.                                            4,050          96,431
Webster Financial Corp.                                             4,340         113,057
                                                                             ------------
                                                                                1,475,890
                                                                             ------------
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Fastenal Co.                                                        6,050         295,300
GATX Corp.                                                          3,390         149,160
Lawson Products, Inc.                                               1,360          34,517
MSC Industrial Direct Co., Inc., Class A                            2,030          98,983
United Rentals, Inc.(a)                                             4,940          93,070
Watsco, Inc.                                                        2,730         123,860
                                                                             ------------
                                                                                  794,890
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               SMALL-MID CAP ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
WATER UTILITIES (0.1%)
American States Water Co.                                             840    $     29,417
Aqua America, Inc.                                                  4,110          75,747
                                                                             ------------
                                                                                  105,164
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Telephone & Data Systems, Inc.                                      4,320         165,456
                                                                             ------------
TOTAL COMMON STOCKS
  (COST $99,329,758)                                                           96,376,011
                                                                             ------------
SHORT-TERM INVESTMENTS (0.7%)(b)
AIM Short Term Prime Money Market, 2.52%                           20,595          20,595
Fifth Third Institutional Government Money
  Market Fund, 2.16%                                              678,398         678,398
                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $698,993)                                                                 698,993
                                                                             ------------
    TOTAL INVESTMENTS
      (COST $100,028,751) 99.9%                                                97,075,004
    OTHER ASSETS IN EXCESS
      OF LIABILITIES 0.1%                                                          86,965
                                                                             ------------
    NET ASSETS 100.0%                                                         $97,161,969
                                                                             ============

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of April 30, 2008. ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
COMMON STOCKS (99.1%)

AEROSPACE & DEFENSE (0.2%)
Empresa Brasileira de Aeronautica SA, ADR                           3,560    $    148,381
                                                                             ------------
AIRLINES (0.1%)
Ryanair Holdings PLC, Sponsored ADR(a)                              3,440          93,258
                                                                             ------------
AUTO COMPONENTS (0.1%)
Magna International, Inc., Class A                                  1,470         109,706
                                                                             ------------
AUTOMOBILES (3.5%)
DaimlerChrysler AG                                                 11,300         874,846
Honda Motor Co., Ltd., Sponsored ADR                               17,710         562,292
Nissan Motor Co., Ltd., Sponsored ADR                              12,490         221,448
Toyota Motor Corp., Sponsored ADR                                  15,270       1,549,905
                                                                             ------------
                                                                                3,208,491
                                                                             ------------
CAPITAL MARKETS (2.8%)
Credit Suisse Group, Sponsored ADR                                 12,920         689,282
Deutsche Bank AG, Registered                                        5,980         714,251
Nomura Holdings, Inc., ADR                                         21,660         377,101
UBS AG, ADR(a)                                                     23,583         792,153
                                                                             ------------
                                                                                2,572,787
                                                                             ------------
CHEMICALS (1.3%)
Agrium, Inc.                                                        1,740         137,460
NOVA Chemicals Corp.                                                  970          24,444
Potash Corp. of Saskatchewan, Inc.                                  3,450         634,627
Sociedad Quimica y Minera de Chile SA,
  Sponsored ADR                                                     1,380          39,344
Syngenta AG, ADR                                                    6,000         355,080
                                                                             ------------
                                                                                1,190,955
                                                                             ------------
COMMERCIAL BANKS (16.9%)
Allied Irish Banks PLC, Sponsored ADR                               5,290         225,513
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR                  41,700         955,764
Banco Bradesco SA, Sponsored ADR                                   35,660         805,203
Banco de Chile, ADR                                                   818          41,890
Banco Itau Holding Financeira SA, ADR                              24,730         693,676
Banco Santander Central Hispano SA, Sponsored ADR                  68,620       1,447,196
Banco Santander Chile SA, ADR                                         870          45,692
Bank of Ireland, Sponsored ADR                                      3,020         167,429
Bank of Montreal                                                    6,080         303,818
Bank of Nova Scotia                                                11,670         556,075
Barclays PLC, Sponsored ADR                                        18,190         662,116
Canadian Imperial Bank of Commerce                                  4,400         323,972
HDFC Bank Ltd., ADR                                                 1,050         118,440
HSBC Holdings PLC, Sponsored ADR                                   26,140       2,268,691
ICICI Bank Ltd., Sponsored ADR                                      4,950         220,721
Kookmin Bank, Sponsored ADR                                         7,960         555,210
Lloyds TSB Group PLC, Sponsored ADR                                16,190         554,831
Mitsubishi UFJ Financial Group, Inc., ADR                         107,640       1,182,964
Mizuho Financial Group, Inc., ADR                                  57,850         601,640
National Bank of Greece SA, ADR                                    22,170         240,766
Royal Bank of Canada                                               14,970         716,015
Royal Bank of Scotland Group PLC, Sponsored ADR                   110,080         755,149
Shinhan Financial Group Co., Ltd., ADR                              4,260         494,756
The Toronto - Dominion Bank                                         8,430         554,104
Unibanco-Unico de Bancos Brasileiros SA, GDR                        2,650         385,336
Westpac Banking Corp., Sponsored ADR                                4,480         519,501
                                                                             ------------
                                                                               15,396,468
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (0.0%)
Corporate Express, Sponsored ADR(a)                                 1,700          19,652
                                                                             ------------
COMMUNICATIONS EQUIPMENT (2.8%)
Alcatel-Lucent, Sponsored ADR                                      25,500         170,085
Nokia Oyj, Sponsored ADR                                           43,780       1,316,464
Research in Motion Ltd.(a)                                          5,130         623,962
Telefonektiebolaget LM Ericsson, Sponsored ADR                     16,350         412,347
                                                                             ------------
                                                                                2,522,858
                                                                             ------------
CONSTRUCTION MATERIALS (0.8%)
Cemex SA de CV, Sponsored ADR                                      18,350         507,378
CRH PLC, Sponsored ADR                                              6,200         239,444
                                                                             ------------
                                                                                  746,822
                                                                             ------------
CONSUMER FINANCE (0.2%)
Orix Corp., Sponsored ADR                                           2,040         185,150
                                                                             ------------
DIVERSIFIED CONSUMER SERVICES (0.4%)
Reed Elsevier NV, Sponsored ADR                                     4,753         178,713
Reed Elsevier PLC, Sponsored ADR                                    4,457         225,524
                                                                             ------------
                                                                                  404,237
                                                                             ------------
DIVERSIFIED FINANCIAL SERVICES (1.0%)
ING Groep NV, Sponsored ADR                                        24,940         947,471
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (5.7%)
BCE, Inc.                                                           9,756         355,893
Brasil Telecom Participacoes SA, ADR                                  650          49,179
BT Group PLC, Sponsored ADR                                         9,130         402,998
China Netcom Group Corp. (Hong Kong), Ltd.,
  Sponsored ADR                                                     1,550          94,628
China Unicom Ltd., ADR                                              8,690         187,443
Compania de Telecomunicaciones de Chile SA,
  Sponsored ADR                                                     2,360          18,762
France Telecom SA, Sponsored ADR                                   21,780         682,367

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Hellenic Telecommunications Organization SA, ADR                    7,860    $    117,193
Nippon Telegraph & Telephone Corp., ADR                            20,880         448,711
Nortel Networks Corp.(a)                                            4,528          38,669
Portugal Telecom SGPS SA, Sponsored ADR                            11,700         139,230
PT Telekomunikasi Indonesia, Sponsored ADR                          3,850         149,457
Tele Norte Leste Participacoes SA, ADR                              6,220         142,500
Telecom Corp. of New Zealand Ltd., Sponsored ADR                    5,828          85,613
Telecom Italia S.p.A., Sponsored ADR                               12,050         252,448
Telefonica SAB, Sponsored ADR                                      17,860       1,542,747
Telefonos de Mexico SA de CV, Sponsored ADR                         8,020         289,201
Telus Corp.                                                         3,990         176,957
                                                                             ------------
                                                                                5,173,996
                                                                             ------------
ELECTRIC UTILITIES (0.3%)
Companhia Energetica de Minas Gervais,
  Sponsored ADR                                                     3,591          73,654
Enersis SA, Sponsored ADR                                           3,940          74,387
Korea Electric Power Corp., Sponsored ADR                           7,970         130,947
                                                                             ------------
                                                                                  278,988
                                                                             ------------
ELECTRICAL EQUIPMENT (0.9%)
ABB Ltd., Sponsored ADR                                            25,380         778,405
                                                                             ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS (1.1%)
AU Optronics Corp., Sponsored ADR                                  15,690         306,269
Hitachi Ltd., Sponsored ADR                                         3,790         255,029
Kyocera Corp., Sponsored ADR                                        2,440         222,601
LG Display Co., Ltd., ADR                                           4,020          87,516
TDK Corp., ADR                                                      1,530         105,111
                                                                             ------------
                                                                                  976,526
                                                                             ------------
ENERGY EQUIPMENT & SERVICES (0.3%)
Tenaris SA, ADR                                                     5,510         292,085
                                                                             ------------
FOOD & STAPLES RETAILING (0.0%)
Distribucion y Servicio D&S SA, ADR                                 1,020          25,255
                                                                              ------------
FOOD PRODUCTS (1.7%)
Cadbury Schweppes PLC, Sponsored ADR                                7,250         334,225
Unilever NV, NY Shares                                             20,810         697,967
Unilever PLC, Sponsored ADR                                        16,254         545,972
                                                                             ------------
                                                                                1,578,164
                                                                             ------------
HEALTH CARE EQUIPMENT & SUPPLIES (0.2%)
Smith & Nephew PLC, Sponsored ADR                                   2,440         157,941
                                                                             ------------
HEALTH CARE PROVIDERS & SERVICES (0.2%)
Fresenius Medical Care AG & Co., ADR                                3,420         180,986
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE (0.1%)
InterContinental Hotels Group PLC, ADR                              3,741          59,968
                                                                             ------------
HOUSEHOLD DURABLES (1.1%)
Koninklijke Royal Philips Electronics NV,
  NY Shares                                                        12,630         474,383
Matsushita Electric Industial Co., Ltd.,
  Sponsored ADR                                                    22,790         532,602
Thomson, Sponsored ADR                                              3,420          21,649
                                                                             ------------
                                                                                1,028,634
                                                                             ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.1%)
Companhia Paranaense de Energia-Copel,
  Sponsored ADR                                                     1,980          34,452
Empresa Nacional de Electricidad SA,
  Sponsored ADR                                                     1,810          85,305
                                                                             ------------
                                                                                  119,757
                                                                             ------------
INDUSTRIAL CONGLOMERATES (1.4%)
Siemens AG, Sponsored ADR                                          10,110       1,197,529
Tomkins PLC, Sponsored ADR                                          2,660          37,985
                                                                             ------------
                                                                                1,235,514
                                                                             ------------
INSURANCE (4.6%)
Aegon NV, NY Registered Shares                                     14,900         237,506
Allianz AG, ADR(a)                                                 49,200         997,776
Axa, ADR                                                           20,460         758,043
China Life Insurance Co., Ltd., ADR                                11,400         747,840
Manulife Financial Corp.                                           18,250         714,670
Prudential PLC, ADR                                                14,520         398,429
Sun Life Financial, Inc.                                            7,620         369,875
                                                                             ------------
                                                                                4,224,139
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (0.3%)
FUJIFILM Holdings Corp., ADR                                        6,280         240,587
                                                                             ------------
LIFE SCIENCES TOOLS AND SERVICES (0.1%)
MDS, Inc.(a)                                                        2,610          51,965
                                                                             ------------
MACHINERY (0.1%)
Kubota Corp., Sponsored ADR                                         2,330          81,107
                                                                             ------------
MEDIA (0.9%)
Grupo Televisa SA, Sponsored ADR                                   10,710         264,323
Pearson PLC, Sponsored ADR                                         10,970         144,475
Shaw Communications, Inc., Class B                                  5,300         112,519
Thomson Reuters Corp.                                               2,980         112,048
WPP Group PLC, Sponsored ADR                                        3,230         197,773
                                                                             ------------
                                                                                  831,138
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
METALS & MINING (11.5%)
Agnico-Eagle Mines Ltd.                                             1,740    $    108,663
Alumina Ltd., Sponsored ADR                                         3,080          66,713
Aluminum Corp. of China Ltd., ADR                                   1,930          82,643
Anglo American PLC, Unsponsored ADR                                28,926         947,327
AngloGold Ashanti Ltd., Sponsored ADR                               3,160         107,819
Barrick Gold Corp.                                                  9,740         376,159
BHP Billiton Ltd., Sponsored ADR                                   18,340       1,479,304
BHP Billiton PLC, ADR                                              12,070         870,006
Cameco Corp.                                                        3,830         134,012
Companhia Siderurgica Nacional SA, Sponsored ADR                    9,830         424,165
Companhia Vale do Rio Doce, ADR                                    30,780       1,202,882
Compania de Minas Buenaventura SA, ADR                              1,260          78,838
Compania Vale do Rio Doce, Sponsored ADR                           45,170       1,438,213
Fording Canadian Coal Trust                                         1,270          78,854
Gerdau SA, Sponsored ADR                                            7,325         283,697
Gold Fields Ltd., Sponsored ADR                                     8,140         109,890
Goldcorp, Inc.                                                      7,927         283,152
Kinross Gold Corp.                                                  6,840         129,344
Lundin Mining Corp.(a)                                              2,820          19,035
POSCO, ADR                                                          6,670         823,078
Rio Tinto PLC, Sponsored ADR                                        2,418       1,136,460
Teck Cominco Ltd., Class B                                          4,720         206,122
Yamana Gold, Inc.                                                   7,310          93,714
                                                                             ------------
                                                                               10,480,090
                                                                             ------------
MULTI-UTILITIES (1.0%)
National Grid PLC, Sponsored ADR                                    6,910         488,882
Transalta Corp., ADR                                                3,350         113,096
Veoilia Environnement, ADR                                          4,490         325,301
                                                                             ------------
                                                                                  927,279
                                                                             ------------
OFFICE ELECTRONICS (0.7%)
Canon, Inc., Sponsored ADR                                         13,740         686,588
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (19.5%)
BP PLC, Sponsored ADR                                              34,990       2,546,922
Canadian Natural Resources Ltd.                                     6,010         510,850
China Petroleum & Chemical Corp., ADR                               2,110         226,846
CNOOC Ltd., ADR                                                     3,470         616,098
Enbridge, Inc.                                                      5,720         235,550
EnCana Corp.                                                        8,590         694,158
Enerplus Resources Fund                                             2,620         117,638
ENI S.p.A., Sponsored ADR                                          14,310       1,102,156
Imperial Oil Ltd.                                                   3,290         192,597
Nexen, Inc.                                                         6,040         210,252
Penn West Energy Trust                                              5,440         164,125
Petro-Canada                                                        5,540         277,665
Petrobras Energia Paticipaciones SA, Sponsored ADR                  1,030          12,473
PetroChina Co., Ltd., ADR                                           4,390         663,505
Petroleo Brasileiro SA, ADR                                         7,010         851,154
Petroleo Brasileiro SA, Sponsored ADR                              18,340       1,854,174
Repsol YPF SA, Sponsored ADR                                       10,480         425,174
Royal Dutch Shell PLC, ADR                                         19,160       1,538,740
Royal Dutch Shell PLC, Class B, ADR                                15,930       1,269,621
Santos Ltd., Sponsored ADR                                          1,840         110,032
Sasol Ltd., Sponsored ADR                                           6,140         347,831
Statoil ASA, Sponsored ADR                                         13,667         494,335
Suncor Energy, Inc.                                                 5,210         587,115
Talisman Energy, Inc.                                              11,480         233,962
Total SA, Sponsored ADR                                            26,720       2,244,480
TransCanada Corp.                                                   7,870         289,144
                                                                             ------------
                                                                               17,816,597
                                                                             ------------
PAPER & FOREST PRODUCTS (0.1%)
Aracruz Celulose SA, Sponsored ADR                                    650          52,390
                                                                             ------------
PHARMACEUTICALS (5.2%)
AstraZeneca PLC, Sponsored ADR                                     17,170         720,797
Biovail Corp.                                                       2,380          27,227
Elan Corp. PLC, Sponsored ADR(a)                                    5,450         143,280
GlaxoSmithKline PLC, ADR                                           31,710       1,398,728
Novartis AG, ADR                                                   32,060       1,613,580
NovoNordisk A/S, Sponsored ADR                                      5,220         358,562
Teva Pharmaceutical Industries Ltd., Sponsored ADR                 11,140         521,129
                                                                             ------------
                                                                                4,783,303
                                                                             ------------
REAL ESTATE MANAGEMENT AND DEVELOPMENT (0.2%)
Brookfield Asset Management, Inc., Class A                          6,011         196,680
                                                                             ------------
ROAD & RAIL (0.5%)
Canadian National Railway Co.                                       5,790         303,338
Canadian Pacific Railway Ltd.                                       2,020         139,703
                                                                             ------------
                                                                                  443,041
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.1%)
ADVANTEST Corp., ADR                                                2,115          57,845
ARM Holdings PLC, Sponsored ADR                                     4,970          29,671
ASML Holding NV, NY Registered Shares(a)                            4,936         139,985
Infineon Technologies AG, ADR(a)                                    8,080          74,659
STMicroelectronics NV, NY Shares                                    7,910          91,123
Taiwan Semiconductor Manufacturing Co., Ltd.,
  Sponsored ADR                                                   114,323       1,284,991
United Microelectronics Corp., Sponsored ADR                       59,952         207,434
                                                                             ------------
                                                                                1,885,708
                                                                             ------------
SOFTWARE (1.2%)
Dassault Systemes SA, ADR                                           1,310          82,124
Infosys Technologies Ltd., Sponsored ADR                            7,660         334,665
SAP AG, ADR                                                        10,400         522,392

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                               INTERNATIONAL ENHANCED INDEX FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
Satyam Computer Services Ltd., ADR                                  4,170    $    107,086
Thomson Reuters PLC                                                   398          74,453
                                                                             ------------
                                                                                1,120,720
                                                                             ------------
TEXTILES APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.(a)                                          1,460          37,566
Luxottica Group S.p.A., Sponsored ADR                               2,830          79,523
                                                                             ------------
                                                                                  117,089
                                                                             ------------
TRADING COMPANY & DISTRIBUTORS (0.5%)
Mitsui & Co., Ltd., Sponsored ADR                                     882         414,267
                                                                             ------------
WIRELESS TELECOMMUNICATION SERVICES (7.3%)
America Movil SA, ADR, Series L                                    23,090       1,338,296
China Mobile Ltd., Sponsored ADR                                   21,750       1,877,460
China Telecom Corp. Ltd., ADR(a)                                    1,880         127,069
Chunghwa Telecom Co., Ltd., ADR                                    12,003         306,197
Mobile TeleSystems, Sponsored ADR                                   2,580         200,156
NTT DoCoMo, Inc., Sponsored ADR                                    19,790         289,924
Rogers Communications, Inc., Class B                                6,410         286,014
SK Telecom Co., Ltd., ADR                                           8,500         191,845
Turkcell Iletisim Hizmetleri AS, ADR(a)                             3,410          68,712
Vimpel-Communications, Sponsored ADR                                4,090         123,354
Vodafone Group PLC, Sponsored ADR                                  59,813       1,893,680
                                                                             ------------
                                                                                6,702,707
                                                                             ------------
TOTAL COMMON STOCKS
  (COST $84,996,392)                                                           90,487,850
                                                                             ------------
SHORT-TERM INVESTMENT (0.6%)
SSgA U.S. Government Money
  Market Fund, 2.95%(b)                                           547,885         547,885
                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $547,885)                                                                 547,885
                                                                             ------------

      TOTAL INVESTMENTS
       (COST $85,544,277) 99.7%                                                91,035,735
      OTHER ASSETS IN EXCESS
       OF LIABILITIES (0.3)%                                                      286,358
                                                                             ------------
      NET ASSETS 100.0%                                                       $91,322,093
                                                                             ============

(a) Represents non-income producing security.
(b) Variable rate security. Rate shown represents the rate as of April 30, 2008. ADR - American Depositary Receipt
GDR - Global Depositary Receipt

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                    ----------      ------------
CORPORATE BONDS (21.2%)

ASSET BACKED MORTGAGES (0.8%)
Citigroup Mortgage Loan Trust, Inc., 5.55%, 8/25/35                                                 $1,000,000      $    790,043
Countrywide Asset-Backed Certificates, 6.05%, 5/25/36                                                  500,000           334,677
                                                                                                                    ------------
                                                                                                                       1,124,720
                                                                                                                    ------------
AUTO MANUFACTURERS (0.3%)
DaimlerChrysler NA Holding Corp., 7.20%, 9/1/09                                                        500,000           517,468
                                                                                                                    ------------
BROKERAGE SERVICES (0.5%)
Jeffries Group, Inc., 7.75%, 3/15/12                                                                   715,000           758,134
                                                                                                                    ------------
CAPITAL MARKETS (1.3%)
Bear Stearns Co., Inc., 4.50%, 10/28/10                                                                500,000           487,423
Goldman Sachs Group, Inc., 4.75%, 7/15/13                                                              500,000           491,169
UBS AG Stamford Connecticut, 5.88%, 7/15/16                                                          1,000,000         1,012,512
                                                                                                                    ------------
                                                                                                                       1,991,104
                                                                                                                    ------------
COMMERCIAL BANKS (4.2%)
Bank of America Corp., 4.88%, 9/15/12                                                                  500,000           504,598
Bank of America Corp., 7.23%, 8/15/12                                                                  500,000           544,294
Bank One Capital III, 8.75%, 9/1/30                                                                    500,000           545,217
Bank One Corp., 5.25%, 1/30/13                                                                         500,000           504,805
Chase Manhattan Corp., 7.00%, 11/15/09                                                               1,006,000         1,039,797
Hudson United Bank, 7.00%, 5/15/12                                                                     681,000           729,822
National City Corp., 4.90%, 1/15/15                                                                  1,000,000           815,474
Southtrust Bank NA, 7.69%, 5/15/25                                                                   1,000,000         1,049,525
Wells Fargo & Co., 4.95%, 10/16/13                                                                     500,000           500,217
                                                                                                                    ------------
                                                                                                                       6,233,749
                                                                                                                    ------------
CONSULTING SERVICES (0.7%)
Science Applications International Corp., 7.13%, 7/1/32                                              1,000,000         1,052,448
                                                                                                                    ------------
CONSUMER STAPLES (0.3%)
Safeway, Inc., 4.95%, 8/16/10                                                                          500,000           506,777
                                                                                                                    ------------
DIVERSIFIED FINANCIAL SERVICES (0.3%)
Citigroup, Inc., 4.88%, 5/7/15                                                                         500,000           466,414
                                                                                                                    ------------
FINANCIAL SERVICES (2.6%)
Boeing Capital Corp., 5.80%, 1/15/13                                                                   500,000           526,549
Countrywide Home Loan, Inc., 4.00%, 3/22/11                                                            500,000           457,806
HSBC Finance Corp., 5.25%, 1/14/11                                                                   1,000,000         1,004,974
John Deere Capital Corp., Series D, 4.40%, 7/15/09                                                   1,000,000         1,006,957

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                    ----------      ------------
SLM Corp., 5.00%, 6/15/18, Callable 6/15/08 @ 100                                                   $  500,000      $    368,139
SLM Corp., 5.48%, 3/2/09(a)                                                                            500,000           457,165
                                                                                                                    ------------
                                                                                                                       3,821,590
                                                                                                                    ------------
FORESTRY (0.4%)
Louisiana Pacific Corp., 8.88%, 8/15/10                                                                125,000           122,500
Weyerhaeuser Co., 5.95%, 11/1/08                                                                       500,000           505,518
                                                                                                                    ------------
                                                                                                                         628,018
                                                                                                                    ------------
INSURANCE (1.6%)
Allstate Corp., 5.00%, 8/15/14                                                                         500,000           502,514
GE Global Insurance Holding Corp., 6.45%, 3/1/19                                                     1,000,000         1,001,811
Prudential Financial, Inc., Series C, 4.75%, 6/13/15                                                 1,000,000           952,745
                                                                                                                    ------------
                                                                                                                       2,457,070
                                                                                                                    ------------
MORTGAGE BACKED SECURITIES -- FINANCIAL SERVICES (2.5%)
Opteum Mortgate Acceptance Corp., 5.85%, 12/25/35                                                    1,000,000           817,365
Wells Fargo Mortgage Backed Securities, 4.45%, 10/25/33(a)                                           1,381,736         1,307,361
Wells Fargo Mortgage Backed Securities, 5.50%, 2/25/37                                               1,719,000         1,545,305
                                                                                                                    ------------
                                                                                                                       3,670,031
                                                                                                                    ------------
MORTGAGE BACKED SECURITIES -- RELIGIOUS ORGANIZATIONS (1.8%)(b)
Abyssinia Missionary Baptist Church Ministries, Inc., 6.70%, 9/15/11, Callable 6/15/08 @ 100            83,000            83,318
Abyssinia Missionary Baptist Church Ministries, Inc., 6.80%, 3/15/12, Callable 6/15/08 @ 100            57,000            57,092
Abyssinia Missionary Baptist Church Ministries, Inc., 6.90%, 9/15/12, Callable 6/15/08 @ 100            89,000            88,876
Abyssinia Missionary Baptist Church Ministries, Inc., 7.30%, 9/15/14, Callable 6/15/08 @ 100            73,000            72,993
Abyssinia Missionary Baptist Church Ministries, Inc., 7.40%, 3/15/15, Callable 6/15/08 @ 100           106,000           106,019
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/15, Callable 6/15/08 @ 100            63,000            63,383
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 3/15/16, Callable 6/15/08 @ 100            90,000            90,597
Abyssinia Missionary Baptist Church Ministries, Inc., 7.50%, 9/15/16, Callable 6/15/08 @ 100            63,000            63,063
Bethel Baptist Institutional Church, Inc., 7.60%, 1/21/15, Callable 7/21/08 @ 100                      152,000           152,001
Bethel Baptist Institutional Church, Inc., 7.70%, 7/21/15, Callable 7/21/08 @ 100                      101,000           101,028
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/16, Callable 7/21/08 @ 100                      203,000           203,162
Bethel Baptist Institutional Church, Inc., 7.80%, 1/21/17, Callable 7/21/08 @ 100                      212,000           212,224
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/17, Callable 7/21/08 @ 100                       46,000            45,762
Bethel Baptist Institutional Church, Inc., 7.80%, 7/21/20, Callable 7/21/08 @ 100                       86,000            85,554
City View Christian Fellowship, 7.20%, 9/15/15, Callable 6/15/08 @ 100                                  57,000            57,353
Metropolitan Baptist Church, 7.90%, 7/12/13, Callable 7/12/08 @ 100                                     29,000            28,609
Metropolitan Baptist Church, 8.00%, 1/12/14, Callable 7/12/08 @ 100                                     71,000            70,314
Metropolitan Baptist Church, 8.10%, 7/12/14, Callable 7/12/08 @ 100                                     74,000            73,263
Metropolitan Baptist Church, 8.40%, 7/12/16, Callable 7/12/08 @ 100                                     87,000            87,055
Metropolitan Baptist Church, 8.40%, 1/12/17, Callable 7/12/08 @ 100                                     90,000            90,079
Metropolitan Baptist Church, 8.40%, 7/12/18, Callable 7/12/08 @ 100                                     23,000            22,880
Metropolitan Baptist Church, 8.40%, 7/12/20, Callable 7/12/08 @ 100                                    121,000           120,370
New Life Anointed Ministries International, Inc., 7.40%, 12/21/11, Callable 6/21/08 @ 100               44,000            44,050
New Life Anointed Ministries International, Inc., 7.80%, 12/21/17, Callable 6/21/08 @ 100              111,000           110,428
New Life Anointed Ministries International, Inc., 7.80%, 6/21/18, Callable 6/21/08 @ 100               147,000           146,243

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                    ----------      ------------
New Life Anointed Ministries International, Inc., 7.80%, 12/21/18, Callable 6/21/08 @ 100           $  152,000      $    151,217
New Life Anointed Ministries International, Inc., 7.80%, 6/21/19, Callable 6/21/08 @ 100               158,000           157,186
New Life Anointed Ministries International, Inc., 7.80%, 12/21/19, Callable 6/21/08 @ 100              165,000           164,150
                                                                                                                    ------------
                                                                                                                       2,748,269
                                                                                                                    ------------
OIL & GAS -- INTEGRATED (0.4%)
Phillips Petroleum Co., 6.65%, 7/15/18                                                                 500,000           558,438
                                                                                                                    ------------
PHARMACEUTICALS (0.4%)
Eli Lilly & Co., 6.00%, 3/15/12                                                                        500,000           533,869
                                                                                                                    ------------
RETAIL (0.3%)
AutoZone, Inc., 4.75%, 11/15/10                                                                        500,000           496,693
                                                                                                                    ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.4%)
Applied Materials, Inc., 7.13%, 10/15/17                                                               500,000           557,144
                                                                                                                    ------------
TRANSPORTATION (0.3%)
Union Pacific Corp., 3.63%, 6/1/10                                                                     500,000           493,852
                                                                                                                    ------------
UTILITIES-ELECTRIC & GAS (0.4%)
Duke Energy Corp., 6.25%, 1/15/12                                                                      500,000           527,870
                                                                                                                    ------------
UTILITIES-TELECOMMUNICATIONS (1.7%)
AT&T, Inc., 5.88%, 8/15/12                                                                           2,000,000         2,080,518
Verizon New England, Inc., 4.75%, 10/1/13                                                              500,000           481,739
                                                                                                                    ------------
                                                                                                                       2,562,257
                                                                                                                    ------------
TOTAL CORPORATE BONDS (COST $33,219,580)                                                                              31,705,915
                                                                                                                    ------------
U.S. GOVERNMENT AGENCIES (14.0%)

FEDERAL FARM CREDIT BANK (3.5%)
4.70%, 1/17/18, Callable 1/17/13 @ 100                                                               2,000,000         2,027,852
5.60%, 11/21/22, Callable 11/21/12 @ 100                                                             3,000,000         3,062,358
                                                                                                                    ------------
                                                                                                                       5,090,210
                                                                                                                    ------------
FEDERAL HOME LOAN BANK (5.0%)
4.88%, 3/11/11                                                                                       2,000,000         2,093,148
Series 2, 5.75%, 7/7/25, Callable 6/7/08 @ 100                                                       1,000,000         1,000,538
Series WJ11, 4.00%, 12/19/11, Callable 6/19/08 @ 100                                                 4,365,000         4,376,703
                                                                                                                    ------------
                                                                                                                       7,470,389
                                                                                                                    ------------
FEDERAL HOME LOAN MORTGAGE CORP. (2.8%)
4.63%, 10/25/12                                                                                      2,000,000         2,091,536
5.00%, 10/18/10                                                                                      2,000,000         2,095,718
                                                                                                                    ------------
                                                                                                                       4,187,254
                                                                                                                    ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                    ----------      ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (2.7%)
4.50%, 5/28/15, Callable 5/28/08 @ 100                                                              $2,000,000      $  2,002,812
5.40%, 3/9/17, Callable 3/9/10 @ 100                                                                 1,000,000         1,035,969
5.50%, 5/3/17, Callable 5/3/10 @ 100                                                                 1,000,000         1,040,738
                                                                                                                    ------------
                                                                                                                       4,079,519
                                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCIES (COST $20,622,027)                                                                     20,827,372
                                                                                                                    ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (42.2%)

FEDERAL HOME LOAN MORTGAGE CORP. (15.4%)
4.56%, 1/1/35(a)                                                                                     1,246,228         1,259,280
4.65%, 3/1/35(a)                                                                                     2,369,221         2,412,155
5.00%, 7/15/19                                                                                       1,336,010         1,339,592
5.00%, 5/15/25                                                                                         437,337           441,121
5.00%, 8/15/35                                                                                       1,888,356         1,821,378
5.00%, 3/1/38                                                                                        3,999,997         3,934,479
5.50%, 3/1/23                                                                                        1,527,601         1,552,820
5.50%, 3/1/38                                                                                        3,999,997         4,029,480
5.75%, 8/15/31                                                                                         529,581           532,111
6.00%, 6/1/37                                                                                          104,228           106,723
6.00%, 9/1/34                                                                                        1,495,577         1,535,110
6.00%, 8/1/36                                                                                          366,923           375,814
6.00%, 10/1/37                                                                                       1,000,001         1,023,934
6.00%, 12/1/37                                                                                       1,192,527         1,221,068
6.00%, 3/1/38                                                                                        1,336,323         1,368,306
                                                                                                                    ------------
                                                                                                                      22,953,371
                                                                                                                    ------------
FEDERAL NATIONAL MORTGAGE ASSOC. (23.0%)
3.32%, 11/25/36(a)                                                                                   2,935,949         2,894,217
4.72%, 3/1/35(a)                                                                                       327,141           327,493
5.00%, 10/1/24                                                                                         789,475           786,103
5.00%, 1/1/30                                                                                        1,642,353         1,614,709
5.00%, 1/1/35                                                                                        1,830,480         1,799,669
5.00%, 1/1/35                                                                                        1,560,565         1,534,298
5.00%, 4/1/38                                                                                        3,676,770         3,614,883
5.00%, 4/1/38                                                                                          323,366           317,923
5.50% 4/1/30                                                                                         1,445,533         1,454,832
5.50% 6/1/34                                                                                         1,195,986         1,203,680
5.50%, 12/1/34                                                                                       1,429,769         1,438,967
5.50%, 2/1/35                                                                                           65,471            66,015
5.50%, 5/1/36                                                                                        2,897,422         2,916,061
5.50%, 8/1/36                                                                                          971,119           977,367
5.50%, 9/1/36                                                                                        1,001,895         1,007,158
5.50%, 12/1/36(a)                                                                                    3,387,860         3,410,713
5.50%, 4/25/37                                                                                         749,731           748,845
5.50%, 9/1/37                                                                                        3,511,760         3,534,351
5.50%, 12/1/37                                                                                         612,142           616,141
6.00%, 9/1/36                                                                                        1,790,824         1,832,314

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                                     SHARES OR
                                                                                                     PRINCIPAL
                                                                                                      AMOUNT            VALUE
                                                                                                    ----------      ------------
6.00%, 5/1/37(a)                                                                                    $  739,271      $    756,398
6.35%, 7/1/34(a)                                                                                       128,388           129,868
6.50%, 2/1/36                                                                                        1,400,384         1,451,208
                                                                                                                    ------------
                                                                                                                      34,433,213
                                                                                                                    ------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. (3.8%)
5.00%, 4/15/38                                                                                       1,000,000           991,412
5.50%, 4/20/37                                                                                         500,000           489,362
5.50%, 4/15/38                                                                                       2,000,000         2,029,504
6.00%, 1/15/26                                                                                           2,383             2,466
6.00%, 12/15/28                                                                                          2,299             2,376
6.00%, 3/15/29                                                                                           2,304             2,381
6.00%, 11/15/31                                                                                          2,439             2,517
6.00%, 6/15/37                                                                                         995,179         1,023,951
6.00%, 10/15/37                                                                                        995,397         1,024,595
                                                                                                                    ------------
                                                                                                                       5,568,564
                                                                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $62,906,227)                                           62,955,148
                                                                                                                    ------------
U.S. TREASURY OBLIGATIONS (16.6%)

U.S. TREASURY NOTES (16.6%)
2.50%, 3/31/13                                                                                       4,000,000         3,903,124
3.50%, 2/15/18                                                                                       3,000,000         2,936,250
4.25%, 11/15/13                                                                                      4,000,000         4,232,812
4.50%, 2/15/09                                                                                       2,000,000         2,041,562
4.50%, 3/31/12                                                                                       4,000,000         4,245,936
4.63%, 11/15/16                                                                                      1,500,000         1,607,578
4.75%, 2/15/10                                                                                       3,000,000         3,134,298
5.13%, 6/30/11                                                                                       2,500,000         2,693,945
                                                                                                                    ------------
                                                                                                                      24,795,505
                                                                                                                    ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $24,316,194)                                                                    24,795,505
                                                                                                                    ------------
SHORT-TERM INVESTMENT (0.8%)
SSgA U.S. Government Money Market Fund, 2.95%(a)                                                     1,246,394         1,246,394
                                                                                                                    ------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,246,394)                                                                         1,246,394
                                                                                                                    ------------

                 TOTAL INVESTMENTS (COST $142,310,422) 94.8%                                                         141,530,334
                 OTHER ASSETS IN EXCESS OF LIABILITIES 5.2%                                                            7,727,211
                                                                                                                    ------------
                 NET ASSETS 100.0%                                                                                  $149,257,545
                                                                                                                    ============

(a) Variable rate security. Rate shown represents the rate as of April 30, 2008.

(b) The Issuer has the option to redeem the Bonds, on any quarterly anniversary of the issue date, in whole or in part, without premium or penalty. The Issuer does not have the right to extend the terms of the offering. The Bonds are generally considered to be illiquid due to the limited, if any, secondary market for these bonds and are manually priced by the Adviser based on the Funds' fair value policies and procedures adopted by the Board of Directors.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
COMMON STOCKS (98.6%)

BEVERAGES (1.4%)
Coca-Cola Co.                                                      19,640    $  1,156,207
                                                                             ------------
CAPITAL MARKETS (2.8%)
Deutsche Bank AG, Registered                                       19,640       2,345,802
                                                                             ------------
CHEMICALS (2.7%)
E.I. Du Pont De Nemours & Co.                                      46,430       2,270,891
                                                                             ------------
COMMERCIAL BANKS (14.5%)
Barclays PLC, Sponsored ADR                                        58,930       2,145,052
BB&T Corp.                                                         89,290       3,061,754
Canadian Imperial Bank of Commerce                                 19,640       1,446,093
Comerica, Inc.                                                     21,430         744,264
HSBC Holdings PLC, Sponsored ADR                                   23,210       2,014,396
TCF Financial Corp.                                                25,000         435,000
U.S. Bancorp                                                       42,860       1,452,525
Westpac Banking Corp., Sponsored ADR                                8,930       1,035,523
                                                                             ------------
                                                                               12,334,607
                                                                             ------------
COMMERCIAL SERVICES & SUPPLIES (5.3%)
Avery Dennison Corp.                                               26,790       1,291,010
Healthcare Services Group                                          48,220         735,837
Pitney Bowes, Inc.                                                 55,360       1,999,050
Waste Management, Inc.                                             14,290         515,869
                                                                             ------------
                                                                                4,541,766
                                                                             ------------
DISTRIBUTORS (2.4%)
Genuine Parts Co.                                                  48,220       2,047,421
                                                                             ------------
DIVERSIFIED TELECOMMUNICATION SERVICES (4.6%)
BCE, Inc.                                                          30,360       1,107,533
Portugal Telecom SGPS SA, Sponsored ADR                           119,640       1,423,716
Telus Corp.                                                        30,890       1,369,971
                                                                             ------------
                                                                                3,901,220
                                                                             ------------
ELECTRIC UTILITIES (1.6%)
Pinnacle West Capital Corp.                                        41,070       1,393,916
                                                                             ------------
ELECTRICAL EQUIPMENT (0.5%)
Emerson Electric Co.                                                8,930         466,682
                                                                             ------------
FOOD PRODUCTS (4.5%)
Cadbury Schweppes PLC, Sponsored ADR                                8,930         411,673
H.J. Heinz Co.                                                     51,790       2,437,238
Kraft Foods, Inc., Class A                                         32,140       1,016,588
                                                                             ------------
                                                                                3,865,499
                                                                             ------------
GAS UTILITIES (1.4%)
AGL Resources, Inc.                                                35,720       1,214,480
                                                                             ------------
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.                                                   30,360       1,808,849
                                                                             ------------
HOUSEHOLD PRODUCTS (0.6%)
WD-40 Co.                                                          16,070         500,098
                                                                             ------------
INDUSTRIAL CONGLOMERATES (4.5%)
3M Co.                                                              5,360         412,184
General Electric Co.                                              105,360       3,445,272
                                                                             ------------
                                                                                3,857,456
                                                                             ------------
INSURANCE (0.5%)
Aegon NV, NY Registered Shares                                     28,570         455,406
                                                                             ------------
IT SERVICES (1.8%)
Paychex, Inc.                                                      41,070       1,493,716
                                                                             ------------
LEISURE EQUIPMENT & PRODUCTS (3.5%)
Mattel, Inc.                                                      160,720       3,013,500
                                                                             ------------
MEDIA (0.8%)
Shaw Communications, Inc., Class B                                 32,140         682,332
                                                                             ------------
METALS & MINING (1.9%)
Anglo American PLC, Unsponsored ADR                                16,070         526,293
BHP Billiton Ltd., Sponsored ADR                                    7,140         575,912
Teck Cominco Ltd., Class B                                         12,500         545,875
                                                                             ------------
                                                                                1,648,080
                                                                             ------------
MULTI-UTILITIES (2.1%)
SCANA Corp.                                                        12,500         492,875
Vectren Corp.                                                      44,640       1,262,419
                                                                             ------------
                                                                                1,755,294
                                                                             ------------
OIL, GAS & CONSUMABLE FUELS (19.0%)
BP PLC, Sponsored ADR                                              23,210       1,689,456
CNOOC Ltd., ADR                                                    12,500       2,219,375
Enbridge, Inc.                                                     25,000       1,029,500
ENI S.p.A., Sponsored ADR                                          50,000       3,851,000
PetroChina Co., Ltd., ADR                                           4,460         674,085
Santos Ltd., Sponsored ADR                                         42,860       2,563,028
Total SA, Sponsored ADR                                            44,640       3,749,760
TransCanada Corp.                                                  10,710         393,485
                                                                             ------------
                                                                               16,169,689
                                                                             ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS - APRIL 30, 2008

                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                  SHARES         VALUE
                                                                 --------    ------------
PHARMACEUTICALS (7.6%)
AstraZeneca PLC, Sponsored ADR                                     26,790    $  1,124,644
Eli Lilly & Co.                                                    42,860       2,063,280
GlaxoSmithKline PLC, ADR                                           22,320         984,535
Johnson & Johnson                                                  33,930       2,276,364
                                                                             ------------
                                                                                6,448,823
                                                                             ------------
REAL ESTATE INVESTMENT TRUST (3.8%)
Entertainment Properties Trust                                     39,290       2,096,514
Hospitality Properties Trust                                       35,720       1,147,684
                                                                             ------------
                                                                                3,244,198
                                                                             ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Analog Devices, Inc.                                               37,500       1,207,875
Linear Technology Corp.                                            62,500       2,185,000
Microchip Technology, Inc.                                         41,070       1,509,323
                                                                             ------------
                                                                                4,902,198
                                                                             ------------
SOFTWARE (1.3%)
Microsoft Corp.                                                    39,290       1,120,551
                                                                             ------------
TEXTILES APPAREL & LUXURY GOODS (1.6%)
Luxottica Group S.p.A., Sponsored ADR                              16,070         451,567
VF Corp.                                                           12,500         929,750
                                                                             ------------
                                                                                1,381,317
                                                                             ------------
TOTAL COMMON STOCKS
  (COST $83,696,605)                                                           84,019,998
                                                                             ------------
SHORT-TERM INVESTMENT (1.1%)
Fifth Third Institutional Government Money
  Market Fund, 2.16%(a)                                           927,357         927,357
                                                                             ------------
TOTAL SHORT-TERM INVESTMENTS
  (COST $927,357)                                                                 927,357
                                                                             ------------
      TOTAL INVESTMENTS
       (COST $84,623,962) 99.7%                                                84,947,355
      OTHER ASSETS IN EXCESS OF
       LIABILITIES 0.3%                                                           280,806
                                                                             ------------
      NET ASSETS 100.0%                                                      $ 85,228,161
                                                                             ============

(a) Variable rate security. Rate shown represents the rate as of April 30, 2008. ADR - American Depositary Receipt
PLC - Public Limited Co.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - APRIL 30, 2008
--------------------------------------------------------------------------------


                                                                         SMALL                                        GLOBAL
                                                       LARGE CAP        MID-CAP      INTERNATIONAL                    EQUITY
                                                        ENHANCED        ENHANCED       ENHANCED      SELECT BOND      INCOME
                                                      INDEX FUND(a)   INDEX FUND(b)  INDEX FUND(c)      FUND           FUND
                                                      ------------    -----------    -----------    ------------    -----------
ASSETS:
   Investments, at market value (cost $151,204,417,
      $100,028,751, $85,544,277, $142,310,422 and
      $84,623,962, respectively)                      $154,090,266    $97,075,004    $91,035,735    $141,530,334    $84,947,355
   Cash                                                          -              -              -       6,556,536              -
   Interest and dividends receivable                       176,261         74,840        475,416       1,318,238        214,503
   Receivable for capital shares issued                    161,533        106,500        127,662             646        146,515
   Receivable for investments sold                       4,025,174              -              -           8,232              -
   Prepaid expenses and other assets                         3,795         21,764         16,779           3,989         10,537
                                                      ------------    -----------    -----------    ------------    -----------
      Total Assets                                     158,457,029     97,278,108     91,655,592     149,417,975     85,318,910
                                                      ------------    -----------    -----------    ------------    -----------
LIABILITIES:
   Payable to custodian                                  3,895,827              -        130,840               -              -
   Payable for capital shares redeemed                      61,333         34,476         40,920          52,038         43,207
   Payable for investments purchased                             -              -         81,866               -              -
   Investment advisory fees                                 18,703         10,590         20,005          30,240         17,676
   Consulting fees                                          17,327          7,011          7,394          17,762          5,892
   Administration fees                                       9,351          5,295          5,001           9,072          4,419
   Administrative services fee                               1,225          3,114            489             972            323
   Fund accounting fees                                      6,448          2,200          4,803           3,821          2,464
   Transfer agent fees                                       6,561         13,388          4,330           6,816          2,800
   Custodian fees                                            1,296          6,067          4,538           2,071          1,400
   Directors fees                                            2,502          1,561          1,023           2,781          2,440
   Distribution fees                                         3,061          7,784          1,223           2,429            806
   Other                                                    37,239         24,653         31,067          32,428          9,322
                                                      ------------    -----------    -----------    ------------    -----------
      Total Liabilities                                  4,060,873        116,139        333,499         160,430         90,749
                                                      ------------    -----------    -----------    ------------    -----------
NET ASSETS                                            $154,396,156    $97,161,969    $91,322,093    $149,257,545    $85,228,161
                                                      ============    ===========    ===========    ============    ===========
COMPOSITION OF NET ASSETS:
   Capital (par value and paid-in surplus)            $145,261,623    $98,872,118    $85,224,331    $151,315,357    $84,732,821
   Undistributed net investment income                      43,627              -        403,242         582,409        171,947
   Accumulated net realized gain/(loss)
      on investment transactions                         6,205,057      1,243,598        203,062      (1,860,133)             -
   Unrealized appreciation/(depreciation)
      on investments                                     2,885,849     (2,953,747)     5,491,458        (780,088)       323,393
                                                      ------------    -----------    -----------    ------------    -----------
NET ASSETS                                            $154,396,156    $97,161,969    $91,322,093    $149,257,545    $85,228,161
                                                      ============    ===========    ===========    ============    ===========
INDIVIDUAL CLASS
   Net Assets                                         $ 16,950,398    $42,633,201    $10,351,014    $ 16,694,777    $ 9,572,249
   Shares authorized                                     7,500,000     12,499,900      7,500,000       7,500,000      7,500,000
   Shares issued and outstanding ($0.001 par value)        603,486      3,953,554        353,480         680,991        381,176
   Net asset value, offering and redemption price
      per share                                       $      28.09    $     10.78    $     29.28    $      24.52    $     25.11
INSTITUTIONAL CLASS
   Net Assets                                         $137,445,758    $54,528,768    $80,971,079    $132,562,768    $75,655,912
   Shares authorized                                    37,500,000     12,500,000     37,500,000      37,500,000     37,500,000
   Shares issued and outstanding ($0.001 par value)      4,917,636      5,030,099      2,761,090       5,430,430      3,011,669
   Net asset value, offering and redemption price
      per share                                       $      27.95    $     10.84    $     29.33           24.41    $     25.12

(a) Formerly Steward Domestic All-Cap Equity Fund.
(b) Formerly Steward Small-Cap Equity Fund.
(c) Formerly Steward International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF OPERATIONS - FOR THE YEAR ENDED APRIL 30, 2008
--------------------------------------------------------------------------------


                                                                         SMALL                                        GLOBAL
                                                       LARGE CAP        MID-CAP      INTERNATIONAL                    EQUITY
                                                        ENHANCED        ENHANCED       ENHANCED      SELECT BOND      INCOME
                                                      INDEX FUND(a)   INDEX FUND(b)  INDEX FUND(c)      FUND           FUND(d)
                                                      ------------    -----------    -----------    ------------    -----------
INVESTMENT INCOME:
   Interest                                           $     82,618    $    39,785    $   46,045     $5,541,136      $  8,181
   Dividend                                              1,461,564        543,241     1,514,595              -       213,520
                                                      ------------    -----------    ----------     ----------      --------
      Total investment income                            1,544,182        583,026     1,560,640      5,541,136       221,701
                                                      ------------    -----------    ----------     ----------      --------
EXPENSES:
   Investment advisory fees                                137,023        198,103       116,742        273,715        17,676
   Consulting fees                                          78,853         38,616        33,809         94,071         5,892
   Administration fees                                      68,508         33,420        29,189         82,116         4,419
   Distribution fees - Individual Class                      8,097        100,954         1,853          6,789           806
   Administrative services fees - Individual Class           1,224          3,113           489            972           323
   Accounting fees                                         113,133         54,189        42,201         99,764         6,008
   Audit fees                                               10,566         14,442        15,097         23,950         3,680
   Custodian fees                                           45,236         27,332        26,569         21,097         1,400
   Transfer agent fees                                      37,418        101,066        24,689         37,256         2,800
   Directors' retainer and meetings                         20,899         11,973         8,129         29,391         2,440
   Printing fees                                             8,939          9,764         5,375          9,432         2,800
   Organizational fees                                           -              -             -              -           800
   Miscellaneous fees                                       71,023         43,400        42,936         92,241         3,056
                                                      ------------    -----------    ----------     ----------      --------
      Total Expenses                                       600,919        636,372       347,078        770,794        52,100
                                                      ------------    -----------    ----------     ----------      --------
   Net investment income                                   943,263        (53,346)    1,213,562      4,770,342       169,601
                                                      ============    ===========    ==========     ==========      ========
REALIZED AND UNREALIZED GAIN/(LOSS) FROM
   INVESTMENTS:
   Net realized gain/(loss) from investment
      transactions                                      10,153,319      4,895,269     1,697,333       (305,380)            -
   Net change in unrealized
      appreciation/(depreciation) on investments       (16,047,491)    (8,732,349)      681,243        841,054       323,393
                                                      ------------    -----------    ----------     ----------      --------
   Net realized and unrealized gain/(loss)
      on investments                                    (5,894,172)    (3,837,080)    2,378,576        535,674       323,393
                                                      ------------    -----------    ----------     ----------      --------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    $ (4,950,909)   $(3,890,426)   $3,592,138     $5,306,016      $492,994
                                                      ============    ===========    ==========     ==========      ========

(a) Formerly Steward Domestic All-Cap Equity Fund.
(b) Formerly Steward Small-Cap Equity Fund.
(c) Formerly Steward International Equity Fund.
(d) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                LARGE CAP ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                                 APRIL 30, 2008     APRIL 30, 2007
                                                                                 --------------   -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                         $    943,263       $    734,003
   Net realized gain on investments                                                10,153,319          4,540,079
   Net change in unrealized appreciation/(depreciation) on investments            (16,047,491)         3,390,736
                                                                                 ------------       ------------
Change in net assets resulting from operations                                     (4,950,909)         8,664,818
                                                                                 ------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual Class                                                                (16,177)            (7,009)
      Institutional Class                                                            (956,517)          (679,466)
   Net realized gains:
      Individual Class                                                               (145,533)          (106,338)
      Institutional Class                                                          (5,420,007)        (3,791,940)
                                                                                 ------------       ------------
Total distributions                                                                (6,538,234)        (4,584,753)
                                                                                 ------------       ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                     25,080,946            459,159
   Dividends reinvested                                                               161,386            113,193
   Cost of shares redeemed                                                        (10,473,939)        (2,136,126)
                                                                                 ------------       ------------
Net increase/(decrease)                                                            14,768,393         (1,563,774)
                                                                                 ------------       ------------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                    106,052,819         11,171,415
   Dividends reinvested                                                             6,213,494          4,312,007
   Cost of shares redeemed                                                        (51,675,296)       (20,722,656)
                                                                                 ------------       ------------
Net increase/(decrease)                                                            60,591,017         (5,239,234)
                                                                                 ------------       ------------
   Net increase/(decrease) in net assets from fund share transactions:             75,359,410         (6,803,008)
                                                                                 ------------       ------------
   Total increase/(decrease) in net assets                                         63,870,267         (2,722,943)
NET ASSETS:
   Beginning of period                                                             90,525,889         93,248,832
                                                                                 ------------       ------------
   End of period                                                                 $154,396,156       $ 90,525,889
                                                                                 ============       ============
Accumulated undistributed net investment income                                  $     43,627       $     73,050
                                                                                 ============       ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                             905,823             15,135
   Reinvested                                                                           5,291              3,749
   Redeemed                                                                          (374,839)           (73,437)
                                                                                 ------------       ------------
Change in Individual Class                                                            536,275            (54,553)
                                                                                 ------------       ------------
INSTITUTIONAL CLASS
   Issued                                                                           3,768,391            363,671
   Reinvested                                                                         204,946            143,309
   Redeemed                                                                        (1,808,498)          (706,830)
                                                                                 ------------       ------------
Change in Institutional Class                                                       2,164,839           (199,850)
                                                                                 ------------       ------------

(a) Formerly Steward Domestic All-Cap Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                            SMALL MID-CAP ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                  FOR THE YEAR       FOR THE YEAR
                                                                                     ENDED              ENDED
                                                                                 APRIL 30, 2008     APRIL 30, 2007
                                                                                 --------------   -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income (loss)                                                   $   (53,346)       $  (249,571)
   Net realized gain on investments                                                 4,895,269          2,142,287
   Net change in unrealized appreciation/(depreciation) on investments             (8,732,349)         1,019,888
                                                                                  -----------        -----------
Change in net assets resulting from operations                                     (3,890,426)         2,912,604
                                                                                  -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual Class                                                                (31,145)                 -
      Institutional Class                                                                (465)                 -
   Net realized gains:
      Individual Class                                                             (4,518,921)        (1,864,003)
      Institutional Class                                                             (21,781)            (4,113)
                                                                                  -----------        -----------
Total distributions                                                                (4,572,312)        (1,868,116)
                                                                                  -----------        -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                      8,005,664            925,246
   Dividends reinvested                                                             4,009,358          1,646,529
   Cost of shares redeemed                                                         (4,901,966)        (5,357,540)
                                                                                  -----------        -----------
Net increase/(decrease)                                                             7,113,056         (2,785,765)
                                                                                  -----------        -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                     54,450,150            348,979
   Dividends reinvested                                                                22,245              4,113
   Cost of shares redeemed                                                           (650,757)           (34,304)
                                                                                  -----------        -----------
Net increase                                                                       53,821,638            318,788
                                                                                  -----------        -----------
   Net increase/(decrease) in net assets from fund share transactions:             60,934,694         (2,466,977)
                                                                                  -----------        -----------
   Total increase/(decrease) in net assets                                         52,471,956         (1,422,489)
NET ASSETS:
   Beginning of period                                                             44,690,013         46,112,502
                                                                                  -----------        -----------
   End of period                                                                  $97,161,969        $44,690,013
                                                                                  ===========        ===========
Accumulated undistributed net investment income/(loss)                            $         -        $         -
                                                                                  ===========        ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                             749,103             71,056
   Reinvested                                                                         344,626            128,045
   Redeemed                                                                          (403,287)          (413,860)
                                                                                  -----------        -----------
Change in Individual Class                                                            690,442           (214,759)
                                                                                  -----------        -----------
INSTITUTIONAL CLASS
   Issued                                                                           5,059,013             25,971
   Reinvested                                                                           1,901                320
   Redeemed                                                                           (54,515)            (2,592)
                                                                                  -----------        -----------
Change in Institutional Class                                                       5,006,399             23,699
                                                                                  -----------        -----------

(a) Formerly Steward Small-Cap Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                            INTERNATIONAL ENHANCED INDEX FUND(a)
--------------------------------------------------------------------------------

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                                 APRIL 30, 2008     APRIL 30, 2007
                                                                                 --------------   -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
    Net investment income                                                         $ 1,213,562        $  444,049
    Net realized gain on investments                                                1,697,333           179,636
    Net change in unrealized appreciation on investments                              681,243         3,998,355
                                                                                  -----------       -----------
Change in net assets resulting from operations                                      3,592,138         4,622,040
                                                                                  -----------       -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
      Individual Class                                                                 (6,372)             (307)
      Institutional Class                                                            (916,965)         (423,069)
   Net realized gains:
      Individual Class                                                                (15,433)              (73)
      Institutional Class                                                          (1,585,244)          (70,405)
                                                                                  -----------       -----------
Total distributions                                                                (2,524,014)         (493,854)
                                                                                  -----------       -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                     10,193,986            96,861
   Dividends reinvested                                                                21,761               380
   Cost of shares redeemed                                                           (228,642)          (20,823)
                                                                                  -----------       -----------
Net increase                                                                        9,987,105            76,418
                                                                                  -----------       -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                     54,050,775        11,861,078
   Dividends reinvested                                                             2,502,208           493,474
   Cost of shares redeemed                                                         (7,466,040)       (1,316,261)
                                                                                  -----------       -----------
Net increase                                                                       49,086,943        11,038,291
                                                                                  -----------       -----------
   Net increase in net assets from fund share transactions:                        59,074,048        11,114,709
                                                                                  -----------       -----------
Total increase in net assets                                                       60,142,172        15,242,895
NET ASSETS:
   Beginning of period                                                             31,179,921        15,937,026
                                                                                  -----------       -----------
   End of period                                                                  $91,322,093       $31,179,921
                                                                                  ===========       ===========
Accumulated undistributed net investment income                                   $   403,242       $   113,016
                                                                                  ===========       ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                             357,724             3,508
   Reinvested                                                                             724                14
   Redeemed                                                                            (7,864)             (744)
                                                                                  -----------       -----------
Change in Individual Class                                                            350,584             2,778
                                                                                  -----------       -----------
INSTITUTIONAL CLASS
   Issued                                                                           1,896,460           465,834
   Reinvested                                                                          82,848            19,217
   Redeemed                                                                          (257,430)          (48,642)
                                                                                  -----------       -----------
Change in Institutional Class                                                       1,721,878           436,409
                                                                                  -----------       -----------

(a) Formerly Steward International Equity Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                                SELECT BOND FUND
--------------------------------------------------------------------------------

                                                                                 FOR THE YEAR       FOR THE YEAR
                                                                                    ENDED              ENDED
                                                                                 APRIL 30, 2008     APRIL 30, 2007
                                                                                 --------------   -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                         $  4,770,342        $  4,422,118
   Net realized loss on investments                                                  (305,380)           (640,541)
   Net change in unrealized appreciation on investments                               841,054           2,281,378
                                                                                 ------------        ------------
Change in net assets resulting from operations                                      5,306,016           6,062,955
                                                                                 ------------        ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Individual Class                                                               (76,702)            (80,983)
       Institutional Class                                                         (4,636,209)         (4,327,184)
                                                                                 ------------        ------------
Total distributions                                                                (4,712,911)         (4,408,167)
                                                                                 ------------        ------------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                     16,092,898             206,280
   Dividends reinvested                                                                75,719              80,094
   Cost of shares redeemed                                                         (1,404,057)           (895,291)
                                                                                 ------------        ------------
Net increase/(decrease)                                                            14,764,560            (608,917)
                                                                                 ------------        ------------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                     69,368,866           6,373,644
   Dividends reinvested                                                             4,518,224           4,184,510
   Cost of shares redeemed                                                        (44,792,411)        (10,179,695)
                                                                                 ------------        ------------
Net increase                                                                       29,094,679             378,459
                                                                                 ------------        ------------
   Net increase/(decrease) in net assets from fund share transactions:             43,859,239            (230,458)
                                                                                 ------------        ------------
Total increase in net assets                                                       44,452,344           1,424,330
                                                                                 ------------        ------------
NET ASSETS:
   Beginning of period                                                            104,805,201         103,380,871
                                                                                 ------------        ------------
   End of period                                                                 $149,257,545        $104,805,201
                                                                                 ============        ============
Accumulated undistributed net investment income                                  $    582,409        $    525,841
                                                                                 ============        ============
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                             652,804               8,479
   Reinvested                                                                           3,136               3,333
   Redeemed                                                                           (57,449)            (37,412)
                                                                                 ------------        ------------
Change in Individual Class                                                            598,491             (25,600)
                                                                                 ------------        ------------
INSTITUTIONAL CLASS
   Issued                                                                           2,836,737             264,795
   Reinvested                                                                         187,469             174,051
   Redeemed                                                                        (1,824,345)           (426,125)
                                                                                 ------------        ------------
Change in Institutional Class                                                       1,199,861              12,721
                                                                                 ------------        ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
                                                       GLOBAL EQUITY INCOME FUND
--------------------------------------------------------------------------------

                                                                                  FOR THE PERIOD
                                                                                       ENDED
                                                                                  APRIL 30, 2008(a)
                                                                                  -----------------
CHANGE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                            $   169,601
   Net change in unrealized appreciation on investments                                 323,393
                                                                                    -----------
Change in net assets resulting from operations                                          492,994
                                                                                    -----------
CAPITAL TRANSACTIONS:
INDIVIDUAL CLASS
   Proceeds from shares issued                                                        9,524,375
   Cost of shares redeemed                                                              (50,673)
                                                                                    -----------
Net increase                                                                          9,473,702
                                                                                    -----------
INSTITUTIONAL CLASS
   Proceeds from shares issued                                                       75,673,262
   Cost of shares redeemed                                                             (411,797)
                                                                                    -----------
Net increase                                                                         75,261,465
                                                                                    -----------
   Net increase in net assets from fund share transactions:                          84,735,167
                                                                                    -----------
Total increase in net assets                                                         85,228,161
NET ASSETS:
   End of period                                                                    $85,228,161
                                                                                    ===========
Accumulated undistributed net investment income                                     $   171,947
                                                                                    ===========
SHARE TRANSACTIONS:
INDIVIDUAL CLASS
   Issued                                                                               383,192
   Redeemed                                                                              (2,016)
                                                                                    -----------
Change in Individual Class                                                              381,176
                                                                                    -----------
INSTITUTIONAL CLASS
   Issued                                                                             3,028,118
   Redeemed                                                                             (16,449)
                                                                                    -----------
Change in Institutional Class                                                         3,011,669
                                                                                    -----------

(a) For the period April 1, 2008 (commencement of operations) through April 30, 2008.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                       THIS PAGE INTENTIONALLY LEFT BLANK

STEWARD FUNDS
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following tables set forth the per share operating performance data for a share of capital stock outstanding, total return ratios to average net assets and other supplemental data for each period indicated.

                                                                             INVESTMENT OPERATIONS:
                                                                 -----------------------------------------------

                                                   NET ASSET                        NET REALIZED
                                                    VALUE,           NET           AND UNREALIZED     TOTAL FROM
                                                   BEGINNING      INVESTMENT       GAINS/(LOSSES)     INVESTMENT
                                                   OF PERIOD     INCOME/(LOSS)     ON INVESTMENTS     OPERATIONS
----------------------------------------------------------------------------------------------------------------
INDIVIDUAL CLASS
----------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND(c)
   Year ended April 30, 2008                         $32.19          0.07              (1.96)           (1.89)
   Year ended April 30, 2007                          30.33          0.22               3.20             3.42
   Year ended April 30, 2006                          25.47          0.16               5.15             5.31
   Period ended April 30, 2005(d)                     25.00          0.12               0.45             0.57
----------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND(e)
   Year ended April 30, 2008                         $13.60         (0.02)             (1.31)           (1.33)
   Year ended April 30, 2007                          13.26         (0.08)              1.00             0.92
   Period ended April 30, 2006(f)                     12.99         (0.04)              1.93             1.89
   Year ended October 31, 2005                        12.30          0.02               0.69             0.71
   Year ended October 31, 2004                        11.68         (0.02)              0.66             0.64
   Year ended October 31, 2003                        10.20          0.02               1.47             1.49
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND(h)
   Year ended April 30, 2008                         $29.87          0.67               0.79             1.46
   Year ended April 30, 2007                          26.39          0.38               3.59             3.97
   Period ended April 30, 2006(i)                     25.00          0.04               1.35             1.39
----------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Year ended April 30, 2008                         $24.35          0.79               0.37             1.16
   Year ended April 30, 2007                          23.89          1.01               0.38             1.39
   Year ended April 30, 2006                          24.73          0.89              (0.86)            0.03
   Period ended April 30, 2005(d)                     25.00          0.43(k)           (0.40)            0.03
----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Period ended April 30, 2008(j)                    $25.00          0.03               0.08             0.11
----------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
----------------------------------------------------------------------------------------------------------------
LARGE CAP ENHANCED INDEX FUND(c)
   Year ended April 30, 2008                         $32.10          0.35              (2.15)           (1.80)
   Year ended April 30, 2007                          30.33          0.27               3.23             3.50
   Year ended April 30, 2006                          25.47          0.22               5.16             5.38
   Period ended April 30, 2005(d)                     25.00          0.14               0.46             0.60
----------------------------------------------------------------------------------------------------------------
SMALL MID-CAP ENHANCED INDEX FUND(e)
   Year ended April 30, 2008                         $13.63          0.02              (1.31)           (1.29)
   Year ended April 30, 2007                          13.21         (0.01)              1.01             1.00
   Period ended April 30, 2006(g)                     13.11             -               0.10             0.10
----------------------------------------------------------------------------------------------------------------
INTERNATIONAL ENHANCED INDEX FUND(h)
   Year ended April 30, 2008                         $29.92          0.83               0.72             1.55
   Year ended April 30, 2007                          26.43          0.45               3.59             4.04
   Period ended April 30, 2006(i)                     25.00          0.09               1.34             1.43
----------------------------------------------------------------------------------------------------------------
SELECT BOND FUND
   Year ended April 30, 2008                         $24.30          1.08               0.13             1.21
   Year ended April 30, 2007                          23.90          1.04               0.40             1.44
   Year ended April 30, 2006                          24.73          0.93              (0.83)            0.10
   Period ended April 30, 2005(d)                     25.00          0.46(k)           (0.40)            0.06
----------------------------------------------------------------------------------------------------------------
GLOBAL EQUITY INCOME FUND
   Period ended April 30, 2008(j)                    $25.00          0.05               0.07             0.12
----------------------------------------------------------------------------------------------------------------

* Portfolio turnover is calculated on the basis of the fund as whole without distinguishing between the classes of shares issued.
(a) Not annualized for periods less than one year.
(b) Annualized for periods less than one year.
(c) Formerly Steward Domestic All-Cap Equity Fund.
(d) For the period from October 1, 2004 (commencement of operations) through April 30, 2005.
(e) Formerly Steward Small-Cap Equity Fund.
(f) For the period from November 1, 2005 to April 30, 2006.
(g) For the period from April 3, 2006 (commencement of operations) through April 30, 2006.
(h) Formerly Steward International Equity Fund.
(i) For the period from February 28, 2006 (commencement of operations) through April 30, 2006.
(j) For the period from April 1, 2008 (commencement of operations) through April 30, 2008.
(k) Computed using average shares outstanding throughout the period.

                       SEE NOTES TO FINANCIAL STATEMENTS.

              DISTRIBUTIONS:                                                          RATIOS/SUPPLEMENTARY DATA:
-------------------------------------------                         --------------------------------------------------------------
                                                                                     RATIO OF        RATIO OF
                  NET                         NET ASSET               NET ASSETS,   EXPENSES TO   NET INVESTMENT
    NET         REALIZED                        VALUE,                  END OF        AVERAGE      INCOME/(LOSS)
INVESTMENT      GAINS ON          TOTAL         END OF      TOTAL       PERIOD          NET          TO AVERAGE       PORTFOLIO
  INCOME      INVESTMENTS     DISTRIBUTIONS     PERIOD    RETURN(a)     (000'S)      ASSETS(b)      NET ASSETS(b)   TURNOVER RATE*
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
   (0.22)        (1.99)           (2.21)        $28.09      (6.36)%    $ 16,950        1.01%          0.51%              74%
   (0.09)        (1.47)           (1.56)         32.19      11.65%        2,164        0.93%          0.64%              14%
   (0.16)        (0.29)           (0.45)         30.33      20.95%        3,693        1.01%          0.54%               8%
   (0.10)            -            (0.10)         25.47       2.26%        2,896        1.21%          0.69%              16%
----------------------------------------------------------------------------------------------------------------------------------

   (0.01)        (1.48)           (1.49)        $10.78     (10.59)%    $ 42,633        1.49%          (0.17)%            72%
       -         (0.58)           (0.58)         13.60       7.16%       44,367        1.50%          (0.58)%            20%
       -         (1.62)           (1.62)         13.26      15.95%       46,112        1.71%          (0.59)%            30%
   (0.02)            -            (0.02)         12.99       5.79%       42,455        1.67%           0.16%            113%
   (0.02)            -            (0.02)         12.30       5.44%       45,898        1.55%          (0.12)%            34%
   (0.01)            -            (0.01)         11.68      14.59%       47,659        1.43%           0.14%             20%
----------------------------------------------------------------------------------------------------------------------------------

   (0.72)        (1.33)           (2.05)        $29.28       4.77%     $ 10,351        1.13%          5.11%              20%
   (0.42)        (0.07)           (0.49)         29.87      15.43%           86        1.28%          1.55%               6%
       -             -                -          26.39       5.56%            3        1.53%          2.61%               1%
----------------------------------------------------------------------------------------------------------------------------------

   (0.99)            -            (0.99)        $24.52       4.89%     $ 16,695        1.08%          3.92%              36%
   (0.93)            -            (0.93)         24.35       5.99%        2,009        0.97%          4.05%              32%
   (0.87)            -            (0.87)         23.89       0.07%        2,583        0.97%          3.53%              40%
   (0.29)        (0.01)           (0.30)         24.73       0.14%        3,050        1.07%          2.92%              44%
----------------------------------------------------------------------------------------------------------------------------------

      -             -                 -         $25.11       0.44%     $  9,572        1.44%          3.35%               0%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

   (0.36)        (1.99)           (2.35)        $27.95      (6.13)%    $137,446        0.64%          1.07%              74%
   (0.26)        (1.47)           (1.73)         32.10      11.95%       88,362        0.68%          0.88%              14%
   (0.23)        (0.29)           (0.52)         30.33      21.25%       89,555        0.76%          0.79%               8%
   (0.13)            -            (0.13)         25.47       2.37%       67,835        0.96%          0.93%              16%
----------------------------------------------------------------------------------------------------------------------------------

   (0.02)        (1.48)           (1.50)        $10.84     (10.27)%    $ 54,529        0.80%           0.38%             72%
       -         (0.58)           (0.58)         13.63       7.79%          323        1.28%          (0.45)%            20%
       -             -                -          13.21       0.76%            -        1.46%          (0.34)%            30%
----------------------------------------------------------------------------------------------------------------------------------
   (0.81)        (1.33)           (2.14)        $29.33       5.06%     $ 80,971        0.88%          3.07%              20%
   (0.48)        (0.07)           (0.55)         29.92      15.67%       31,093        1.03%          1.82%               6%
       -             -                -          26.43       5.72%       15,934        1.31%          2.83%               1%
----------------------------------------------------------------------------------------------------------------------------------

   (1.10)            -            (1.10)        $24.41       5.11%     $132,563        0.69%          4.37%              36%
   (1.04)            -            (1.04)         24.30       6.16%      102,796        0.69%          4.32%              32%
   (0.93)            -            (0.93)         23.90       0.36%      100,798        0.72%          3.78%              40%
   (0.32)        (0.01)           (0.33)         24.73       0.25%       92,265        0.82%          3.17%              44%
----------------------------------------------------------------------------------------------------------------------------------

      -             -                 -         $25.12       0.48%     $ 75,656        0.81%          2.73%               0%
----------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STEWARD FUNDS
NOTES TO FINANCIAL STATEMENTS - APRIL 30, 2008
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION:

         The Steward Funds consist of five funds ("Funds") that are series of two separate companies: the Steward Funds, Inc. and the Capstone Series Fund, Inc. The Steward Funds are organized as Maryland corporations. Each is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Four of the Funds are series of Steward Funds, Inc. -- Steward Large Cap Enhanced Index Fund, Steward Global Equity Income Fund, Steward International Enhanced Index Fund, and Steward Select Bond Fund. Effective March 31, 2008, the Steward Domestic All-Cap Equity Fund changed its name to Steward Large Cap Enhanced Index Fund and the Steward International Equity Fund changed its name to Steward International Enhanced Index Fund. One Fund, Steward Small-Mid Cap Enhanced Index Fund, is a series of Capstone Series Fund, Inc. Effective November 1, 2005, The Steward Small-Mid Cap Enhanced Index Fund changed its fiscal-year end from October 31 to April 30. Effective March 31, 2008, this Fund also changed its name from Steward Small-Cap Equity Fund to Steward Small-Mid Cap Enhanced Index Fund. The Steward Global Equity Income Fund is new -- it commenced operations on April 1, 2008.

         Each Fund currently offers two Classes of shares ("Individual Class" and "Institutional Class"). Each Class of shares has equal rights as to earnings, assets and voting privileges, except that Individual Class bears expenses under a Service and Distribution Plan and an Administrative Services Plan. Each Class of shares has exclusive voting rights with respect to matters that affect just that Class or on which the interests of the Class differ from the interests of the other Class. Income and realized and unrealized gains and losses on investments are allocated to each Class of shares based on its relative net assets.

         A special meeting of the Board of Directors ("Board") of the Funds was held on February 29, 2008. At the meeting, the Board resolved that sales of shares to new investors of the Steward Multi-Manager Equity Fund ("Multi-Manager") and Steward Short-Term Select Bond Fund ("Short-Term Select") be suspended effective March 4, 2008, and that the operation of each of those Funds be terminated and each of the Funds be liquidated by means of redemption or exchange on April 3, 2008 ("Closing Date"). Shareholders remaining in Multi-Manager on Closing Date had their shares exchanged for shares of Steward Large Cap Enhanced Index Fund and shareholders remaining in Short-Term Select had their shares exchanged for shares of Steward Select Bond Fund as follows:


                                                                                             EXCHANGED TO:
                                                                                             -------------
                                                                                             STEWARD LARGE
                                                                     STEWARD MULTI-MANAGER   CAP ENHANCED
                                                                          EQUITY FUND         INDEX FUND
                                                                     ---------------------   -------------
Individual Class
  Shares ..................................................                   10,118               3,097
  Net Assets ..............................................                   86,159              86,208
  Net Asset Value .........................................                     8.52               27.84
Institutional Class
  Shares ..................................................                4,328,347           1,338,600
  Net Assets ..............................................               37,079,216          37,079,216
  Net Asset Value .........................................                     8.57               27.70

                                                                                             EXCHANGED TO:
                                                                                             -------------
                                                                      STEWARD SHORT-TERM     STEWARD SELECT
                                                                       SELECT BOND FUND        BOND FUND
                                                                      ------------------     --------------
Individual Class
  Shares ..................................................                    1,979                 2,001
  Net Assets ..............................................                   49,212                49,177
  Net Asset Value .........................................                    24.87                 24.58
Institutional Class
  Shares ..................................................                  930,879               950,386
  Net Assets ..............................................               23,255,982            23,255,957
  Net Asset Value .........................................                    24.98                 24.47

NOTE 2 - INVESTMENT OBJECTIVES:

         Steward Large Cap Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in common stocks of large capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $682 million and $483 billion are considered to be large capitalization stocks.

         Steward Small-Mid Cap Enhanced Index Fund seeks to provide long term capital appreciation. The Fund invests primarily in common stocks of small and medium capitalization companies that represent a broad spectrum of the United States economy and allocates selectively between growth and value-type securities. Currently, stocks with market capitalizations between $46 million and $11 billion are considered to be small to medium capitalization stocks.

         Steward Global Equity Income Fund seeks to provide current income along with growth of capital. The Fund invests primarily in dividend-paying common stocks of large, medium and small capitalization companies that represent a broad spectrum of the global economy. The Fund's non-U.S. investments will be primarily in the form of depository receipts ("DRs").

         Steward International Enhanced Index Fund seeks to provide long-term capital appreciation. The Fund invests primarily in depository receipts ("DRs") representing securities of companies located or domiciled outside of the United States, with selective allocation between equity securities of developed market companies and emerging market companies.

         Steward Select Bond Fund seeks to provide high current income with capital appreciation and growth of income. The Fund invests primarily in fixed income investments such as corporate bonds, mortgage-backed securities and government and agency bonds and notes.

         In pursuing their investment objectives, the Funds apply a comprehensive set of cultural value screens to all of their portfolio investments.

NOTE 3 - SIGNIFICANT ACCOUNTING POLICIES:

         The preparation of financial statements in conformity with accounting principals generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with GAAP.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on NASDAQ use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Board of Directors.

         The Select Bond Fund's investment in mortgage bonds of religious organizations are generally considered to be illiquid due to the limited, if any, secondary market for these bonds. In the absence of such secondary market, the Select Bond Fund values investments in church bonds on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The current method of valuation is a matrix formula that derives a bid price based on relevant factors, including principal amount, interest rate, term, credit quality and spreads determined under a church bond benchmark yield curve. The Adviser constructs and maintains a church bond benchmark yield curve based on new issue church bonds meeting the fund's investment requirements. Strongtower Financial, an underwriter of a significant volume of church mortgage backed bonds including bonds purchased by the

Fund, provides credit research and analysis to the Adviser. Further, because of the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

         In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value and requires additional disclosure about fair value measurements. SFAS 157 applies to fair value measurements already required or permitted by existing standards. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to GAAP from the application of this Statement relate to the definition of the fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. At this time, the Funds do not believe the adoption of SFAS 157 will significantly impact the financial statement amounts; however, additional disclosures may be required regarding the inputs used to develop the measurements and the effect of certain measurements on changes in the net assets for the period.

         In March 2008, the Financial Accounting Standards Board issued the Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on the Funds' financial statements and related disclosures.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: For financial reporting purposes, portfolio security transactions are recorded on trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, of all Funds are declared and paid quarterly. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually.

         Income dividends and capital gains distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by the Funds, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Funds. Income dividends and capital gain distributions are recorded on the ex-dividend date.

FEDERAL INCOME TAXES: It is each Fund's intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

         Effective October 31, 2007, the Funds adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 (FIN 48), "Accounting for Uncertainty in Income Taxes", a clarification of FASB Statement No. 109, "Accounting for Income Taxes". FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

         As of and during the period ended April 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

ALLOCATION OF EXPENSES: Expenses directly attributable to a Fund or Class are charged directly to that Fund or Class, while expenses that are attributable to more than one Fund or Class are allocated among the respective Funds and their Classes based upon relative net assets or some other reasonable method.

FOREIGN SECURITIES: Investments in securities of issuers in foreign countries involve risks not associated with domestic investments. These risks include, but are not limited to: (1) political and financial instability; (2) currency exchange rate fluctuations; (3) greater price volatility and less liquidity in particular securities and in certain foreign markets; (4) lack of uniform accounting, auditing and financial reporting standards; (5) less government regulation and supervision of some foreign stock exchanges, brokers and listed companies; (6) delays in transaction settlement in certain foreign markets; and (7) less availability of information. Securities of issuers in emerging and developing countries raise additional risks relative to investments in developed country issuers, including exposure to less mature and diversified economies and to less stable market and political systems, as well as to possible currency transfer restrictions, delays and disruptions in settlement of transactions, and higher volatility than found in developed countries.

NOTE 4 - INVESTMENT ADVISORY AND OTHER AGREEMENTS:

         Capstone Asset Management Company ("CAMCO"), a wholly-owned subsidiary of Capstone Financial Services, Inc. serves as investment adviser to the Funds. CAMCO receives compensation for its services as investment adviser. The fee is accrued daily and paid monthly based on each Fund's average daily net assets. Pursuant to the terms of the investment advisory agreement, CAMCO has full discretion to manage the assets of the Funds in accordance with its investment objectives.

         The advisory fees for the Large Cap Enhanced Index Fund are calculated at the annual rate of 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. The Global Equity Income Fund pays 0.30% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The International Enhanced Index pays 0.30% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.25% on the next $500 million of average daily net assets, and to 0.20% on average daily net assets in excess of $1 billion. The Select Bond Fund pays 0.25% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.20% on the next $500 million of average daily net assets, and to 0.175% on average daily net assets in excess of $1 billion. The Small-Mid Cap Enhanced Index Fund pays 0.15% on the first $500 million of the Fund's average daily net assets. The rate then declines to 0.125% on the next $500 million of average daily net assets, and to 0.10% on average daily net assets in excess of $1 billion. Under the agreement effective prior to April 1, 2008, the Small-Mid Cap Enhanced Index Fund fees were paid at an annual rate of 0.50% on the first $100 million of the Fund's average daily net assets. The rate then declined to 0.45% on the next $150 million, 0.35% on the next $250 million, 0.30% on the next $250 million and 0.275% on assets in excess of $750 million.

         Pursuant to the terms of an administration agreement, CAMCO supervises the Funds' daily business affairs, coordinates the activities of persons providing services to the Funds, and furnishes office space and equipment to the Funds. As compensation for its services, CAMCO receives a monthly fee from each Fund calculated at the annual rate of 0.075% on the first $500 million of the Funds' aggregate average daily net assets. The rate declines to 0.03% of the Funds' aggregate average daily net assets in excess of $500 million. Prior to April 1, 2008, the fee was assessed on a per-Fund, rather than an aggregate basis, at the rate of 0.075% on the first $500 million of each Fund's average daily net assets, 0.06% on the next $500 million and 0.05% on average daily net assets in excess of $1 billion.

         Capstone Asset Planning Company ("CAPCO") serves as the Distributor of the Funds' shares. CAPCO is an affiliate of CAMCO, and both are wholly-owned subsidiaries of Capstone Financial Services.

         Each of the Funds has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act whereby the Fund's assets are used to compensate CAPCO for costs and expenses incurred in connection with the distribution and marketing of shares of each Fund and servicing of each Fund's Individual Class shareholders. Distribution and marketing expenses include, among other things, printing of prospectuses for prospective investors, advertising literature, and costs of personnel involved with the promotion and distribution of the Funds' shares. Under the Plan, the Funds pay CAPCO an amount computed monthly at an annual rate of 0.25% of each Fund's Individual Class average daily net assets (including reinvested dividends paid with respect to those assets). Of this amount, CAPCO may allocate to securities dealers, (which may include CAPCO itself) and other financial institutions and organizations (collectively "Service Organizations") amounts based on the particular Fund's average net assets owned by stockholders for whom the Service Organizations have a servicing relationship.

         Effective April 1, 2008, each Fund has adopted an Administrative Services Plan with respect to its Individual Class shares. The Administrative Services Plan provides that each Fund, out of assets attributable to its Individual Class shares, shall compensate CAPCO to cover the costs of payments to certain third-party shareholder service providers related to the administration of group accounts in which Fund shareholders participate. The fee is equal to 0.10% of the average daily net assets of Individual Class shares that are participating in such group accounts. The fee is in addition to fees payable for the Service and Distribution Plan.

         Certain officers and directors of the Funds are also officers of CAMCO and CAPCO.

         Citi Fund Services Ohio, Inc. ("Citi Ohio"), serves as the Funds' transfer agent and fund accountant. Under the terms of the Transfer Agency Agreement, Citi Ohio will be paid for annual class fees and per account fees. Per the Fund Accounting Agreement, Citi Ohio is entitled to receive a monthly fee from each Fund calculated at the annual rate of 0.07% of each Fund's average daily net assets.

         Steward Fund Consultants, LLC ("SFC") serves as a consultant to the Funds. SFC is a wholly-owned subsidiary of Steward Financial Holdings, Inc., which is wholly-owned by the Assemblies of God Foundation. Per the consulting agreement, SFC receives its fee monthly, based on the annual average aggregate daily net assets of the Funds as follows:

First     $  200,000,000               0.10%
Next      $  200,000,000              0.075%
Next      $  200,000,000               0.06%
Next      $  400,000,000               0.05%
Over      $1,000,000,000               0.04%

NOTE 5 - PURCHASES AND SALES OF SECURITIES:

         Purchases and sales of portfolio securities (excluding short-term securities and U.S. government securities) for the year ended April 30, 2008 were as follows:

                                                          PURCHASES                SALES
                                                         ------------           -----------
Large Cap Enhanced Index Fund . ........................ $137,256,488           $67,077,998
Small-Mid Cap Enhanced Index Fund ....................     88,354,386            32,041,992
International Enhanced Index Fund ......................   65,223,072             7,726,543
Select Bond Fund ........................................  81,267,635            37,534,369
Global E                                                   83,696,605                     -

NOTE 6 - FEDERAL INCOME TAX INFORMATION:

         As of April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                        NET UNREALIZED
                                                                TAX UNREALIZED      TAX UNREALIZED       APPRECIATION
                                                    TAX COST      APPRECIATION       (DEPRECIATION)     (DEPRECIATION)
                                                 ------------   --------------      ---------------     --------------
Large Cap Enhanced Index Fund ..............     $152,277,583     $8,900,010          $(7,087,327)        $ 1,812,683
Small-Mid Cap Enhanced Index Fund ..........      100,326,783      5,482,167           (8,733,946)         (3,251,779)
International Enhanced Index Fund ..........       85,570,688      8,916,076           (3,451,029)          5,465,047
Select Bond Fund ...........................      142,310,422      1,406,824           (2,186,912)           (780,088)
Global Equity Income Fund ..................       84,623,962      2,490,403           (2,167,010)            323,393

         The tax character of distribution paid during the year ended April 30, 2008 was as follows:

                                                 DISTRIBUTIONS PAID FROM
                                            --------------------------------
                                             ORDINARY         NET LONG TERM            TOTAL TAXABLE        TOTAL DISTRIBUTIONS
                                              INCOME           CAPITAL GAINS           DISTRIBUTIONS               PAID(1)
                                             --------         --------------           -------------        -------------------
LARGE CAP Enhanced Index Fund ...........   $1,612,176            $4,926,058            $6,538,234              $6,538,234
Small-Mid Cap Enhanced Index Fund .......      344,340             4,227,972             4,572,312               4,572,312
International Enhanced Index Fund .......    1,187,384             1,336,630             2,524,014               2,524,014
Select Bond Fund ........................    4,712,911                     -             4,712,911               4,712,911
Global Equity Income Fund ..............             -                     -                     -                       -

         On June 20, 2008, and June 23, 2008, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Small-Mid Cap Enhanced Index Fund ....      $ 77,597
Large Cap Enhanced Index Fund ........       344,679
Select Bond Fund .....................       824,952
International Enhanced Index Fund ....       559,817
Global Equity Income Fund ............       620,918

            The tax character of distributions paid during the fiscal year ended April 30, 2007 was as follows:


                                          DISTRIBUTIONS PAID FROM
                                      --------------------------------
                                      ORDINARY          NET LONG TERM      TOTAL TAXABLE    TOTAL DISTRIBUTIONS
                                       INCOME           CAPITAL GAINS      DISTRIBUTIONS           PAID(1)
                                      ---------        ---------------     --------------   -------------------
Large Cap Enhanced Index Fund ....   $  809,664             $3,775,089       $4,584,753             $4,584,753
Small-Mid Cap Enhanced Index Fund     1,574,770                293,346        1,868,116              1,868,116
International Enhanced Index Fund       493,854                      -          493,854                493,854
Select Bond Fund ..................   4,408,167                      -        4,408,167              4,408,167

          As of April 30, 2008 the components of accumulated earnings/(deficit) on a tax basis were as follows:


                                                  UNDISTRIBUTED                                                      TOTAL
                                   UNDISTRIBUTED   LONG-TERM                     ACCUMULATED      UNREALIZED      ACCUMULATED
                                      ORDINARY      CAPITAL      ACCUMULATED    CAPITAL AND      APPRECIATION      EARNINGS
                                        INCOME       GAINS        EARNINGS      OTHER LOSSES   (DEPRECIATION)(2)   (DEFICIT)
                                   --------------  ----------    -------------   ------------  -----------------  ------------
Large Cap Enhanced Index Fund        $  43,627     $7,278,223      $7,321,850    $        -      $  1,812,683      $9,134,533
Small-Mid Cap Enhanced
  Index Fund ....................            -      1,541,630       1,541,630             -        (3,251,779)     (1,710,149)
International Enhanced
  Index Fund ....................      415,003        217,712         632,715             -         5,465,047       6,097,762
Select Bond Fund   ..............      582,409              -         582,409      (1,860,133)       (780,088)     (2,057,812)
Global Equity Income Fund   .....      171,947              -         171,947             -           323,393         495,340

         (1) Total distributions paid may differ from the amount reported in the Statement of Changes in Net Assets because distributions for tax purposes are recognized when actually paid.

         (2) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to: tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on investments in passive foreign investment companies, the difference between book and tax amortization methods for premium and market discount, and the return of capital adjustments from real estate investment trusts.

         As of April 30, 2008, the following Funds had net capital loss carryforwards, which are available to offset future realized gains.

                                  AMOUNT                    EXPIRES
                                 --------                   -------
Select Bond Fund ............    $634,076                     2014
                                  388,125                     2015
                                  804,734                     2016

         Under current tax law, capital losses realized after October 31 of a Fund's fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes..The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending April 30, 2009:

                            POST-OCTOBER LOSS
                            -----------------
Select Bond Fund ..........       $33,198

NOTE 7 - RECLASSIFICATIONS:

         In accordance with GAAP, the Funds have made reclassifications among their capital accounts. These reclassifications are intended to adjust the components of the Funds' net assets to reflect the tax character of permanent book/tax differences and have no impact on the net assets or the net asset value of the Funds. As of April 30, 2008, the Funds made reclassifications to increase or (decrease) the components of the net assets detailed below:

                                                                 ACCUMULATED NET
                                                                    REALIZED
                                               UNDISTRIBUTED     GAIN/(LOSS) ON
                                               NET INVESTMENT     INVESTMENTS
                                                   INCOME         TRANSACTIONS     CAPITAL
                                               ---------------    --------------  ----------
Large Cap Enhanced Index Fund ................   $        8        $     (8)      $        -
Small-Mid Cap Enhanced Index Fund ............       84,956         (84,959)               3
International Enhanced Index Fund ............            1              (1)               -
Select Bond Fund ............................          (863)            863                -
Global Equity Income Fund ....................        2,346               -           (2,346)

NOTE 8 - CONTINGENCIES AND COMMITMENTS:

         In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTE 9 - CONTROL OWNERSHIP:

         The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities creates a presumption of control of the Funds, under Section 2(a)(9) of the 1940 Act. As of April 30, 2008, the following were record owners of the approximate amounts of each share class listed below. Record ownership is not necessarily the same as beneficial ownership.

SHAREHOLDER                                      PERCENT OWNED                             FUND
-----------                                      -------------                             ----
National Financial Services Corp.                    85%                       Large Cap Enhanced Index Fund
                                                                               Individual Class
National Financial Services Corp.                    50%                       Large Cap Enhanced Index Fund
                                                                               Institutional Class
Trustlynx and Co.                                    42%                       Large Cap Enhanced Index Fund
                                                                               Institutional Class
Trustlynx and Co.                                    52%                       Small-Mid Cap Enhanced Index Fund
                                                                               Institutional Class
National Financial Services Corp.                    48%                       Small-Mid Cap Enhanced Index Fund
                                                                               Institutional Class
National Financial Services Corp.                    97%                       International Enhanced Index Fund
                                                                               Individual Class
National Financial Services Corp.                    53%                       International Enhanced Index Fund
                                                                               Institutional Class
Trustlynx and Co.                                    46%                       International Enhanced Index Fund
                                                                               Institutional Class
National Financial Services Corp.                    88%                       Select Bond Fund
                                                                               Individual Class
National Financial Services Corp.                    67%                       Select Bond Fund
                                                                               Institutional Class
Trustlynx and Co.                                    31%                       Select Bond Fund
                                                                               Institutional Class
National Financial Services Corp.                   100%                       Global Equity Income Fund
                                                                               Individual Class
Trustlynx and Co.                                    51%                       Global Equity Income Fund
                                                                               Institutional Class
National Financial Services Corp.                    49%                       Global Equity Income Fund
                                                                               Institutional Class

================================================================================
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
STEWARD FUNDS, INC. AND
CAPSTONE SERIES FUND, INC.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Steward Funds, Inc., consisting of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Global Equity Income Fund, and the Capstone Series Fund, Inc., consisting of the Steward Small-Mid Cap Enhanced Index Fund (collectively referred to as the "Funds") as of April 30, 2008, and the related statements of operations for the period then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund and the Steward Small-Mid Cap Enhanced Index Fund, and for the period April 1, 2008 (commencement of operations) through April 30, 2008 for the Steward Global Equity Income Fund. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods indicated prior to April 30, 2007 were audited by another independent registered accounting firm which expressed unqualified opinions on those financial statements and highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2008, by correspondence with the Funds' custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Steward Large Cap Enhanced Index Fund, the Steward Select Bond Fund, the Steward International Enhanced Index Fund, the Steward Global Equity Income Fund and the Steward Small-Mid Cap Enhanced Index Fund, as of April 30, 2008, the results of their operations, changes in their net assets, and their financial highlights for the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ COHEN FUND AUDIT SERVICES

COHEN FUND AUDIT SERVICES, LTD.

WESTLAKE, OHIO
JUNE 27, 2008

================================================================================
GENERAL INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION (UNAUDITED):

        During the fiscal year ended April 30, 2008, the Funds declared long-term realized gain distributions in the following amounts:

                                                         15% CAPITAL
                                                            GAINS
                                                         -----------
Large Cap Enhanced Index Fund ....................       $4,926,058
Small-Mid Cap Enhanced Index Fund.................        4,227,972
International Enhanced Index Fund.................        1,336,630

         For the fiscal year ended April 30, 2008, the following percentage of the total ordinary income distributions paid by the Funds qualify for the distributions received deduction available to corporate shareholders.

                                                            DISTRIBUTIONS
                                                         RECEIVED DEDUCTION
                                                         ------------------
Large Cap Enhanced Index Fund.......................            93%
Small-Mid Cap Enhanced Index Fund...................            74%
International Enhanced Index Fund...................             -%
Select Bond Fund....................................             -%

         For the fiscal year ended April 30, 2008, distributions paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

         For the taxable year or period ended April 30, 2008, the percentages of Qualified Dividend Income are as follows:

                                                  QUALIFIED DIVIDEND
                                                       INCOME
                                                  ------------------
Large Cap Enhanced Index Fund...................         85%
Small-Mid Cap Enhanced Index Fund...............         73%
International Enhanced Index Fund...............         83%

PROXY VOTING POLICY AND VOTING RECORDS

         A description of the policies and procedures that the Steward Funds use to determine how to vote proxies and information regarding how each Fund voted proxies during the most recent 12 month-period ended June 30, is available without charge, (i) by calling 1-800-262-6631, or (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULE

         The Steward Funds file a complete Schedule of Portfolio Investments with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q no later than 60 days following the close of the quarter. Forms N-Q are available without charge on the SEC's website at http://www.sec.gov. The Steward Funds' Form N-Q may be reviewed, or, for a fee, may be copied at the SEC's Public Reference Room in Washington, D.C. Information about the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

================================================================================
BOARD CONSIDERATION OF ADVISORY CONTRACT RENEWAL (UNAUDITED)
--------------------------------------------------------------------------------

         At a meeting held February 15, 2008, the Funds' Board of Directors, and the independent directors, unanimously approved an investment advisory agreement for a new Steward Fund - Steward Global Equity Income Fund, to become effective March 31, 2008. The Board of Directors and the independent directors also reviewed and unanimously approved an amended investment advisory agreement for Steward Small-Cap Equity Fund to take effect March 31, 2008, when its name would be changed to Steward Small-Mid Cap Enhanced Index Fund and certain of its investment policies would be changed. Finally, they reviewed and unanimously approved the continuation of the investment advisory agreements for each of the other Steward Funds - Steward Domestic All-Cap Equity Fund, Steward International Equity Fund, and Steward Select Bond Fund. The directors noted that certain of these Funds would be renamed effective March 31, 2008, when certain of their investment policies would also be changed: Steward Domestic All-Cap Equity Fund would be renamed Steward Large Cap Enhanced Index Fund; and Steward International Equity Fund would be renamed Steward International Enhanced Index Fund. The name of Steward Select Bond Fund would not be changed. They also noted that it was anticipated that two other Steward Funds would be closed on April 3, 2008 - Steward Multi-Manager Equity Fund and Steward Short-Term Select Bond Fund. Each of the Steward Funds is referred to herein as a "Fund" and they are referred to collectively as "Funds." The Funds are referred to below by their new names. The investment adviser to each of the Steward Funds is Capstone Asset Management Company ("CAMCO").

         At the February 15, 2008 meeting, Mr. Jaroski, President of CAMCO and of the Funds, confirmed that the directors had each received reports prepared by CAMCO in response to requests from Fund counsel. He then gave a presentation describing CAMCO's business and general plans, as well as the changes in the Funds that would take place effective March 31, 2008 and the anticipated closing of two Funds on April 3, 2008.

         As part of the contract review process, the Funds' independent directors then met separately, with no representatives of CAMCO present, to deliberate concerning the Agreements. The independent directors reviewed the extensive report provided by CAMCO in response to a request from counsel to the Funds. Fund counsel discussed with the independent directors their responsibilities in reviewing the investment advisory agreements. The report from CAMCO included, among other things, information on CAMCO's personnel, its services provided to the Funds, its management process, its oversight of the Fund's other service providers, and its regulatory compliance program, including the results of regulatory audits, its practices regarding Fund portfolio transactions and soft dollar arrangements, best execution monitoring, the appropriateness of the Funds' benchmarks, and a discussion of the benefits received by CAMCO and its affiliates from their relationships with the Funds.

         In their review of each of the investment advisory agreements, the independent directors noted their satisfaction with the performance of the existing Funds and with the nature, extent and quality of services provided by CAMCO to the Funds. They also noted with approval the changes to the Funds that would become effective March 31, 2008 and that the changes appeared to be designed to appeal to the expected market for the Funds' shares. They also considered the implications of the closings of two Funds anticipated to occur April 3, 2008. In this regard, they noted that it was expected that redemptions by major shareholders of MME Fund and Steward Short-Term Select Bond Fund would occur near the end of March. In this event, the continued operation of these Funds would be inadvisable and not in the best interests of the shareholders of those Funds so these Funds would be closed and the investment advisory and money manager contracts would be terminated.

         With respect to the proposed new investment advisory agreement with CAMCO for Steward Global Equity Income Fund, they reviewed information concerning the proposed investment advisory fee schedule relative to fees paid by the other Funds and by certain other funds investing internationally. The independent directors noted that, under the proposed amended investment advisory agreement for Steward Small-Mid Cap Equity Fund (formerly Steward Small-Cap Equity Fund), which would take effect March 31, 2008, ("Small-Mid Cap Agreement") advisory fees would be reduced substantially. Additionally, the fee for administrative services, which are included in the Small-Mid Cap Agreement, would be changed in the same manner as for the other Funds (see below) - i.e., the fees would be based on the aggregate assets of all the Funds, with a substantial reduction in fees for aggregate assets over $500 million. For the other Funds, the independent directors reviewed the investment advisory fee schedules and expenses of other funds deemed comparable.

         Because administrative services and fees were included in the proposed amended investment advisory agreement for Steward Small-Mid Cap Enhanced Index Fund, the independent directors reviewed all the Funds' administrative services arrangements as part of the investment advisory contract review process. The independent directors noted that the method for calculating the administration fee for each of the Funds would be revised, effective March 31, 2008, so that the fee would be calculated based on aggregate assets of all the Funds, with a significant reduction in fees at aggregate assets levels in excess of

$500 million. Aggregating assets in this way should make it easier for the Funds to reach the fee breakpoint level. Additionally, the independent directors reviewed information on distribution services provided by CAMCO's affiliate, Capstone Asset Planning Company ("CAPCO"), under the Funds' distribution agreements and their Service and Distributions Plans adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. The independent directors considered the reasonableness of fees received by CAMCO and CAPCO under those various arrangements. The independent directors also reviewed information concerning the profitability of CAMCO with respect to the Funds. Information comparing the Funds' performance to that of relevant indexes and other investment companies deemed to be comparable was also reviewed by the independent directors, as well as information comparing Fund expenses to those of comparable investment companies. The independent directors noted that the Funds' expense ratios were low to moderate relative to those of comparable investment companies. They also noted that the Funds' performance relative to their benchmarks was satisfactory.

         The independent directors particularly noted that the investment advisory and administration fee schedules for the Funds included breakpoints that would permit the Funds to benefit from economies of scale at higher asset levels. The independent directors also determined that the overall profitability of CAMCO and its affiliates with respect to their relationships with the Funds (including administration, distribution and soft dollar arrangements) was fair and reasonable. The independent directors noted that CAMCO and its affiliates were diligent in pursuing ways to reduce Fund expenses. They noted that the Funds' performance had been generally in line with their benchmarks, allowing for Fund expenses and the restrictions of the Funds' social investment policies. They also noted that prospects for Fund asset growth appeared promising and that CAMCO continued to explore opportunities for further growth. The independent directors determined that the fees to be paid to CAMCO by the Funds under each of the investment advisory agreements were fair and reasonable in light of the services received and related expenses incurred by CAMCO, as well as relative to fees paid by other investment companies deemed comparable. With respect to the proposed new investment advisory contract for Steward Global Equity Income Fund, the independent directors determined that the proposed fee schedule was fair and reasonable relative to those of other Funds investing internationally. With respect to Steward Small-Cap Enhanced Index Fund, the independent directors determined that the amended fee schedules for investment advisory and administrative services provided under the Small-Mid Cap Agreement would be advantageous to, and in the best interests of, shareholders of that Fund and were fair and reasonable in light of services to be received and expenses to be incurred under that agreement. Similarly, the independent directors determined that the fees to be paid under the revised administration agreements for the other Funds, containing the revised fee schedules described above, were also fair and reasonable.

         The independent directors reported their determinations to the full Board, whereupon the full Board of Directors of the Funds, and the independent directors, voting separately, each unanimously approved the new investment advisory agreement with Steward Global Equity Income Fund, the amended investment advisory agreement with Steward Small-Mid Cap Enhanced Index Fund and the continuation of the investment advisory agreements for each of the other Funds as well as the amendments to the administration agreements for the Funds.

================================================================================
EXPENSE EXAMPLES (UNAUDITED)
--------------------------------------------------------------------------------

         As a shareholder of the Steward Funds, you may incur fees for certain transactions and fees if your account is under $200, (small account fees). You will also incur ongoing costs, including management fees; Service and Distribution Plan and Administrative Services Plan fees (for Individual Class); and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Steward Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

         The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2007 through April 30, 2008.

ACTUAL EXPENSES

         The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                           BEGINNING            ENDING         EXPENSE PAID       EXPENSE RATIO
                                                         ACCOUNT VALUE      ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                            11/1/07            4/30/08      11/1/07 - 4/30/08   11/1/07 - 4/30/08
                                                         -------------      -------------   -----------------   -----------------
Steward Large Cap Enhanced Index Fund
  Individual Class........................................  $1,000.00          $ 893.50           $5.08                1.08%
  Institutional Class......................................  1,000.00            894.60            3.16                0.67%
Steward Small-Mid Cap Enhanced Equity Index Fund
  Individual Class........................................   1,000.00            885.70            6.33                1.35%
  Institutional Class......................................  1,000.00            887.00            3.61                0.77%
Steward International Enhanced Index Fund
  Individual Class........................................   1,000.00            905.10            5.31                1.12%
  Institutional Class......................................  1,000.00            906.50            3.74                0.79%
Steward Select Bond Fund............................
  Individual Class........................................   1,000.00           1,027.50           5.80                1.15%
  Institutional Class......................................  1,000.00           1,028.50           3.53                0.70%
Steward Global Equity Income Fund^
  Individual Class........................................   1,000.00           1,004.40           1.18                1.44%
  Institutional Class........................                1,000.00           1,004.80           0.67                0.81%

^ Information shown reflects values using expense ratios and rates of return for the period April 1, 2008 (date of commencement of operations) through April 30, 2008.

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The table below provides information about hypothetical account values and hypothetical expenses based on each Steward Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

         Please note that the expenses shown in the table are meant to highlight your ongoing costs only. The expenses do not include small account fees, which Funds, in certain circumstances, may assess. The Funds do not charge transactional costs, such as sales charges (front or back end loads) or exchange fees, although other funds might. Therefore, this table is useful only in comparing ongoing costs and will not help you determine the relative total costs of owning different funds.

                                                      BEGINNING           ENDING         EXPENSE PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE     ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                       11/1/07           4/30/08      11/1/07 - 4/30/08   11/1/07 - 4/30/08
                                                    -------------     -------------   -----------------   -----------------
Steward Large Cap Enhanced Index Fund
  Individual Class..................................  $1,000.00         $1,019.49           $5.42               1.08%
  Institutional Class...............................   1,000.00          1,021.53            3.37               0.67%
Steward Small-Mid Cap Enhanced Equity Index Fund
  Individual Class..................................   1,000.00          1,018.15            6.77               1.35%
  Institutional Class...............................   1,000.00          1,021.03            3.87               0.77%
Steward International Enhanced Index Fund
  Individual Class..................................   1,000.00          1,019.29            5.62               1.12%
  Institutional Class...............................   1,000.00          1,020.93            3.97               0.79%
Steward Select Bond Fund............................
  Individual Class..................................   1,000.00          1,019.14            5.77               1.15%
  Institutional Class...............................   1,000.00          1,021.38            3.52               0.70%
Steward Global Equity Income Fund^^
  Individual Class..................................   1,000.00          1,017.70            7.22               1.44%
  Institutional Class...............................   1,000.00          1,020.84            4.07               0.81%

^^ Information shown reflects values using the expense ratios for the period from April 1, 2008 (date of commencement of operations) through April 30, 2008 and has been adjusted to reflect the values for the period from November 1, 2007 to April 30, 2008.

* Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

DIRECTORS AND EXECUTIVE OFFICERS

The directors provide overall supervision of the affairs of the Fund. The Fund's directors and executive officers, and their principal occupations for the last five years, are listed below. The Fund's Statement of Additional Information dated March 31, 2008 contains additional information about the Fund's directors and is available, without charge, upon request by calling 1-800-262-6631. All persons named as directors also serve in similar capacities for other investment companies administered by the Adviser as indicated below.

                                                     TERM OF OFFICE AND
                              POSITION(S) HELD        LENGTH OF TIME
NAME, ADDRESS AND AGE            WITH FUND                SERVED
---------------------         ----------------       ------------------
INTERESTED DIRECTOR
--------------------

Edward L. Jaroski*            Director, President   SLCEIF From 2004
5847 San Felipe, Suite 4100   & Chairman of         SSMCEIF From 1998
Houston, TX 77057             the Board             SIEIF From 2006
Age: 61                                             SSBF From 2004
                                                    SGEIF From 2008
INDEPENDENT DIRECTORS
---------------------

John R. Parker                Director              SLCEIF From 2004
541 Shaw Hill                                       SSMCEIF From 1998
Stowe, VT 05672                                     SIEIF From 2006
Age: 62                                             SSBF From 2004
                                                    SGEIF From 2008

James F. Leary                Director              SLCEIF From 2004
15851 N. Dallas Parkway                             SSMCEIF From 1998
#500                                                SIEIF From 2006
Addison, TX 75001                                   SSBF From 2004
Age: 78                                             SGEIF From 2008

Leonard B. Melley, Jr.**      Director              SLCEIF From 2004
6216 Yadkin Road                                    SSMCEIF From 2003
Fayetteville, NC 28303                              SIEIF From 2006
Age: 48                                             SSBF From 2004
                                                    SGEIF From 2008

John M. Briggs                Director              SLCEIF From 2005
435 Williams Road                                   SSMCEIF From 2005
Wynnewood, PA 19096-1632                            SIEIF From 2006
Age: 57                                             SSBF From 2005
                                                    SGEIF From 2008

                                                      NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX                   OTHER
                                                          OVERSEEN BY           DIRECTORSHIPS/TRUSTEESHIPS
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               DIRECTOR***                HELD BY DIRECTOR
-------------------------------------------           ---------------------    -----------------------------
President and Director of Capstone Asset                      6                          None
Management Company, Capstone Asset
Planning Company and Capstone Financial
Services, Inc.

Self-employed Investor Consultant                             6                          None

Financial Consultant; Managing Director of                    6                 Director-Highland Funds
Benefit Capital Southwest                                                     Group; Director-Pacesetter
                                                                               Capital Group; Director-
                                                                                Homeowners of America
                                                                               Insurance Company since
                                                                                         2006.

CEO/President of Freedom Stores, Inc.                         6                          None

CPA, Treasurer, Philadelphia Affiliate of the                 6                Director-Healthcare Services
Susan G. Komen Breast Cancer Foundation                                                Group, Inc.
since February, 2005; formerly Partner of Briggs,
Bunting & Dougherty, LLP, a registered public
accounting firm for more than five years.

                                                     TERM OF OFFICE AND
                              POSITION(S) HELD        LENGTH OF TIME
NAME, ADDRESS AND AGE            WITH FUND                SERVED
---------------------         ----------------       ------------------
DIRECTOR EMERITUS
-----------------

Bernard J. Vaughan            Director               SLCEIF From 2004
720 S. Church Rd.             Emeritus               SSMCEIF From 1998
St. Davids, PA 19087                                 SIEIF From 2006
Age: 79                                              SSBF From 2004
                                                     SGEIF From 2008
EXECUTIVE OFFICERS
------------------

Dan E. Watson                 Executive Vice         SLCEIF From 2004
5847 San Felipe, Suite 4100   President              SSMCEIF From 1998
Houston, TX 77057                                    SIEIF From 2006
Age: 59                                              SSBF From 2004
                                                     SGEIF From 2008

Howard S. Potter              Sr. Vice President     SLCEIF From 2004
5847 San Felipe, Suite 4100                          SSMCEIF From 1998
Houston, TX 77057                                    SIEIF From 2006
Age: 56                                              SSBF From 2004
                                                     SGEIF From 2008

John R. Wolf                  Sr. Vice President     SLCEIF From 2004
5847 San Felipe, Suite 4100                          SSMCEIF From 1998
Houston, TX 77057                                    SIEIF From 2006
Age: 46                                              SSBF From 2004
                                                     SGEIF From 2008

Richard A. Nunn               Sr. Vice President,    SLCEIF From 2004
5847 San Felipe, Suite 4100   Secretary, and Chief   SSMCEIF From 2004
Houston, TX 77057             Compliance Officer     SIEIF From 2006
Age: 62                                              SSBF From 2004
                                                     SGEIF From 2008


                                                      NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX                  OTHER
                                                          OVERSEEN BY          DIRECTORSHIPS/TRUSTEESHIPS
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               DIRECTOR***               HELD BY DIRECTOR
-------------------------------------------           ---------------------    --------------------------
Retired                                                        6                          NONE

Executive Vice President and Portfolio Manager of              N/A                        NONE
Capstone Asset Management Company &
Capstone Financial Services, Inc.; Officer of
another Fund advised by CAMCO

Ex ecutive Vice President and Portfolio Manager of             N/A                        NONE
Capstone Asset Management Company and
Capstone Financial Services, Inc.; Officer of
another Fund advised by CAMCO

Sr. Vice President/Portfolio Manager of Capstone               N/A                        NONE
Asset Management Company; Officer of another
Fund advised by CAMCO

Senior Vice President and Chief Compliance Officer of          N/A                        NONE
Capstone Asset Management Company and Capstone
Asset Planning Company, 2004-present; Officer of
another Fund advised by CAMCO, 2004-present;
MGL Consulting Corporation, Independent Consultants,
Vice President Regulatory Affairs, 2000-present

                                                     TERM OF OFFICE AND
                              POSITION(S) HELD        LENGTH OF TIME
NAME, ADDRESS AND AGE            WITH FUND                SERVED
---------------------         ----------------       ------------------
EXECUTIVE OFFICERS
-------------------

Kimberly A. Wallis            Asst. Vice President   SLCEIF From 2004
5847 San Felipe, Suite 4100   Compliance;            SSMCEIF From 2004
Houston, TX 77057             also, since            SIEIF From 2006
Age: 41                       August 24, 2006,       SSBF From 2004
                              Asst. Secreatary       SGEIF From 2008

Carla Homer                   Treasurer              SLCEIF From 2004
5847 San Felipe, Suite 4100                          SSMCEIF From 2004
Houston, TX 77057                                    SIEIF From 2006
Age: 48                                              SSBF From 2004
                                                     SGEIF From 2008


                                                      NUMBER OF PORTFOLIOS
                                                        IN FUND COMPLEX                  OTHER
                                                          OVERSEEN BY          DIRECTORSHIPS/TRUSTEESHIPS
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS               DIRECTOR***             HELD BY DIRECTOR
-------------------------------------------           ---------------------    --------------------------
Asst. Vice President Compliance, Capstone Asset               N/A                           None
Management Company; Vice President and
Compliance Officer of Capstone Asset
Planning Company, 2004-present; Officer of another
Fund advised by CAMCO, 2004-present; Compliance
Analyst, Capstone Asset Management Company
and Capstone Asset Planning Company, 2002-2004

Treasurer of Capstone Asset Management                        N/A                           None
Company; Officer of another Fund advised
by CAMCO

---------------------------
* Mr. Jaroski is an "interested person" of the Steward Group of Mutual Funds, as defined in the Investment Company Act of 1940, as amended, because of his position with CAMCO and the Distributor.
**  Mr. Melley is married to the sister of Mr. Jaroski's wife.
*** Each of the directors, in addition to their service to the five Steward
    Funds, is also a Trustee of Capstone Church Bond Fund.

The names of the Funds are abbreviated as follows:
Steward Large Cap Enhanced Index Fund          (SLCEIF)
Steward Small-Mid Cap Enhanced Index Fund      (SSMCEIF)
Steward International Enhanced Index Fund      (SIEIF)
Steward Select Bond Fund                       (SSBF)
Steward Global Equity Income Fund              (SGEIF)

                       THIS PAGE INTENTIONALLY LEFT BLANK

----------------------------                     [LOGO OF STEWARD]
VISIT US ONLINE AT                                  STEWARD(SM)
WWW.STEWARDMUTUALFUNDS.COM                      -------------------
----------------------------                        MUTUAL FUNDS

                              STEWARD FUNDS
--------------------------------------------------------------------------------
                              MANAGING WEALTH, PROTECTING VALUES

                                       STEWARD LARGE CAP ENHANCED INDEX FUND
                                       STEWARD SMALL-MID CAP ENHANCED INDEX FUND
                                       STEWARD INTERNATIONAL ENHANCED INDEX FUND
                                       STEWARD SELECT BOND FUND
                                       STEWARD GLOBAL EQUITY INCOME FUND

For more complete information about the Steward Funds, including charges and expenses, contact the Distributor to receive a prospectus. Please read it carefully before you invest or send money.

                                    [LOGO OF CAPSTONE ASSET PLANNING COMPANY]

                                    Distributed by:
                                    Capstone Asset Planning Company
                                    5847 San Felipe, Suite 4100
                                    Houston, Texas 77057
                                    1-800-262-6631
                                    info@capstonefinancial.com

ITEM 2. CODE OF ETHICS.

    (a) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS. THIS CODE OF ETHICS IS INCLUDED AS AN EXHIBIT.

    DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

3(a)(2) THE AUDIT COMMITTEE FINANCIAL EXPERT IS JOHN M. BRIGGS, WHO IS "INDEPENDENT" FOR PURPOSES OF THIS ITEM 3 OF FORM N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                                  2008                       2007
                                  ----                       ----
(a) Audit Fees                    $64,500                    $66,000
(b) Audit-Related Fees            $                          $0
(c) Tax Fees                      $16,000                    $10,000
(d) All Other Fees                $                          $0

        (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

NOT APPLICABLE.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

FOR THE FISCAL YEARS ENDED APRIL 30, 2008 AND 2007, 100% OF ALL THE FEES IN PARAGRAPHS (B) THROUGH (D) WERE APPROVED BY THE AUDIT COMMITTEE.

        (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

NOT APPLICABLE.

        (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

FOR THE FISCAL YEAR ENDED APRIIL 30, 2008, COHEN FUND AUDIT SERVICES, LTD. BILLED $0.
FOR THE FISCAL YEAR ENDED APRIL 30, 2007, BRIGGS, BUNTING AND DOUGHERTY
BILLED $0.

        (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

        (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member.
            If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

        (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. INVESTMENTS.

        (a) File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in [Section] 210.12-12 of Regulation S-X [ 17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

        (b) If the registrant has divested itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940 following the filing of its last report on Form N-CSR and before filing of the current report, disclose the following information for each such divested security:

        (1) Name of the issuer;

        (2) Exchange ticker symbol;

        (3) Committee on Uniform Securities Identification Procedures ("CUSIP") number;

        (4) Total number of shares or, for debt securities, principal amount divested;

        (5) Date(s) that the securities were divested; and

        (6) If the registrant holds any securities of the issuer on the date of filing, the exchange ticker symbol; CUSIP number; and the total number of shares or, for debt securities, principal amount held on the date of filing. This Item 6(b) shall terminate one year after the date on which the provisions of Section 4 of the Sudan Accountability and Divestment Act of 2007 terminate pursuant to
            Section 12 of that Act.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

        A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the information specified in paragraphs (a) and (b) of this Item with respect to portfolio managers.

NOT APPLICABLE.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 11. CONTROLS AND PROCEDURES.

(a) THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS CONDUCTED WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THESE DISCLOSURE CONTROLS AND PROCEDURES ARE ADEQUATELY DESIGNED AND ARE OPERATING EFFECTIVELY TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE TIME PERIODS SPECIFIED IN THE SECURITIES AND EXCHANGE COMMISSION'S RULES AND FORMS.

(b) THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE SECOND FISCAL QUARTER OF THE PERIOD COVERED BY THIS REPORT THAT HAVE MATERIALLY AFFECTED OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 12. EXHIBITS.

THE CODE OF ETHICS THAT IS THE SUBJECT OF THE DISCLOSURE REQUIRED BY ITEM 2 IS ATTACHED HERETO.

        (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

        (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

        (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CAPSTONE SERIES FUND, INC.
            --------------------------------------------------------------------
By (Signature and Title)* /s/ Edward Jaroski
                         -------------------------------------------------------
                          Edward Jaroski, President

Date July 3, 2008
    ----------------------------------------------------------------------------

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Edward Jaroski
                         -------------------------------------------------------
                          Edward Jaroski, President

Date July 3, 2008
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Carla Homer
                         -------------------------------------------------------
                          Carla Homer, Treasurer

Date July 3, 2008
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.